                                        HSBC Mutual Funds Trust Prospectus

                                        HSBC Asset Management [LOGO]



              --------------------------------------------------

                            Growth and Income Fund

                               Fixed Income Fund

                          New York Tax-Free Bond Fund

               Managed by HSBC Asset Management (Americas) Inc.

                                April 30, 2001


              --------------------------------------------------



 An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


  The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.




------------------------------
        Questions?
Call 1-800-634-2536 or your
Investment Representative.
------------------------------

HSBC2P0400

      HSBC Mutual Funds Trust Prospectus   Table of Contents
[GRAPHIC]

                    Risk/Return Summary and Fund Expenses
---------------------------------------------------------------
Carefully              4 Growth and Income Fund
review this            8 Fixed Income Fund
important             12 New York Tax-Free Bond Fund
section, which
summarizes
each Fund's
investments,
risks, past
performance,
and fees.

[GRAPHIC]
                    Investment Objectives, Strategies and Risks
---------------------------------------------------------------
Review this           16 Growth and Income Fund
section for           17 Fixed Income Fund
information on        18 New York Tax-Free Bond Fund
investment            19 Other Considerations--All Funds
strategies and
their risks.

[GRAPHIC]
                    Fund Management
---------------------------------------------------------------
Review this           20 The Investment Adviser
section for           20 Portfolio Managers
details on the        20 The Distributor and Administrator
people and
organizations
who oversee
the Funds.

[GRAPHIC]
                    Shareholder Information
---------------------------------------------------------------
Review this           22 Pricing of Fund Shares
section for           23 Purchasing and Adding to Your
details on how           Shares
shares are            27 Selling Your Shares
valued, how to        31 Distribution Arrangements/Sales
purchase, sell           Charges
and exchange          38 Exchanging Your Shares
shares,               40 Dividends, Distributions and
related                  Taxes
charges and
payments of
dividends and
distributions.

[GRAPHIC]
                    Financial Highlights
---------------------------------------------------------------
                      41 Growth and Income Fund
                      43 Fixed Income Fund
                      47 New York Tax-Free Bond Fund

[GRAPHIC]
                    Back Cover
---------------------------------------------------------------
                         Where to learn more about the
                         Funds

 Risk/Return Summary and Fund Expenses
                                [GRAPHIC]


The following is a summary of certain key information about the HSBC Mutual Funds. You will find additional information about the Funds, including a detailed description of the risks of an investment in each Fund, after this summary.

Each Fund offers three different classes of shares; Class A, Class B and Class
C. All classes of shares are presented in this prospectus.

The Risk/Return Summary describes certain kinds of risks that apply to one or more of the Funds. These risks are:

 . Market Risk. Risk that the value of a Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall may decline over short or longer-term periods.

 . Interest Rate Risk. Risk that changes in interest rates will affect the value of a Fund's investments in income-producing or fixed-income or debt securities. Increases in interest rates may cause the value of a Fund's investments to decline.

 . Credit Risk. Risk that the issuer of a security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

 . Prepayment Risk. Risk that the principal amount of the underlying mortgage will be repaid prior to the bond's maturity date. When such repayment occurs, no additional interest will be paid on the investment.

 . Security-Specific Risk. Risk that the issuer will be unable to achieve its earnings or growth expectations.

Other important things for you to note:

 . You may lose money by investing in the Funds.

 . Because the value of the Funds' investments will fluctuate with market conditions, so will the value of your investment in a Fund.

 Risk/Return Summary and Fund Expenses
                                [GRAPHIC]

                                  Growth and Income Fund

Investment        The Fund's investment objective is long-term growth of
Objective         capital and current income.

Principal         The Fund normally invests at least 65% of its total assets
Investment        in common stocks, preferred stocks, and convertible
Strategies        securities. The Fund may invest the balance of its assets in various types of fixed income securities and in money market instruments. These fixed income securities may include U.S.
                  Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. The
                  Adviser selects securities for the portfolio that appear to be undervalued, some of which will be income-producing. In selecting securities, the Adviser uses quantitative and fundamental research to identify stocks meeting either or both growth and income criteria. Investments will be sold if they no longer meet the Fund's criteria for income-oriented or growth-oriented instruments.

Principal         The principal risks of investing in the Fund are market
Investment Risks  risk, security-specific risk, interest rate risk, prepayment risk and credit risk. Additionally, there is the risk that stocks selected because they represent value will remain undervalued or out-of-favor.

Who may want to   Consider investing in the Fund if you are:
invest?             . seeking a long-term goal such as retirement
                    . looking to add a growth component to your portfolio
                    . willing to accept higher risks of investing in the stock market

                  This Fund will not be appropriate for anyone:
                    . seeking monthly income
                    . pursuing a short-term goal or investing emergency
                      reserves
                    . seeking safety of principal

 Risk/Return Summary and Fund Expenses

[GRAPHIC]

                                  Growth and Income Fund
Performance                               Bar Chart
Information                      Year-by-Year Total Returns
                                         as of 12/31

The bar chart and                    for Class A Shares*
table shown on this
page provide an                           [GRAPH]
indication of the
risks of investing in               1991      31.92%
the Growth and Income                 92       7.74%
Fund by showing                       93      11.23%
changes in the Fund's                 94     (2.97)%
performance from year                 95      33.11%
to year, and by                       96      17.90%
showing how the Fund's                97      27.42%
average annual returns                98      26.97%
for one year, five                    99      18.48%
years and ten years                   00    (10.52)%
compared to those of
the S&P 500 Composite                 ---------------------------
Index, a widely
recognized, unmanaged                 The bar chart above does
index of common stock.                not reflect the impact of
Fee waivers and                       any applicable sales
expense reimbursements                charges or account fees
that were applicable                  which would reduce
during the indicated                  returns. The chart,
periods are reflected                 however, does include
in both the chart and                 management fees and
table. Without these                  operating expenses.
fee waivers and
expense                               The Fund's returns will
reimbursements, the                   fluctuate over long and
Fund's performance                    short periods. For
would have been lower.                example, during the ten
                                      year period shown in the
Both the chart and                    bar chart, the Fund's:
table assume
reinvestment of
dividends and
distributions.                        Best quarter:    Q4 1998      22.50%
                                      Worst quarter:   Q4 2000     -11.67%
The returns for Class
B and Class C shares
differ from Class A
shares returns as
shown in the bar chart
and performance table
because of differences
in the expenses of
each class.

Past performance does
not indicate how the
Fund will perform in
the future.

                               Performance Table
     Average Annual Total Returns (for the periods ended December 31, 2000)

                            Inception Date Past Year Past 5 Years Past 10 Years
                       --------------------------------------------------------
  Growth and Income Fund       6/23/86      -15.02%     13.94%        14.64%
  Class A*
  (includes maximum 5%
  sales charge)
                       --------------------------------------------------------
  S&P 500(R) Composite           N/A        -9.11%      18.35%        17.46%
  Index
                       --------------------------------------------------------
  Lipper Growth and Income       N/A          0.39%     14.32%        15.14%
  Fund Index**

--------------------------------------------------------------------------------
 * Returns are for Class A shares only.
** The Lipper Growth and Income Fund Index is a widely recognized unmanaged index of growth and income funds in the U.S.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   Growth and
                                   Income Fund
Fees and Expenses

As an investor in the Growth and Income Fund, you will pay the following fees and expenses.

Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Contingent Deferred
Sales Charge

Some share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge or CDSC.


               Shareholder Transaction Expenses
               (fees paid by you directly)           A Shares B Shares C Shares
               Maximum sales charge (load)
               on purchases                          5.00%/1/   None     None
               ----------------------------------------------------------------
               Maximum deferred sales charge (load)    None   4.00%/2/ 1.00%/3/
               ----------------------------------------------------------------

               Annual Fund Operating Expenses
               (fees paid from Fund assets)          A Shares B Shares C Shares
               Management fee                          .55%     .55%     .55%
               ----------------------------------------------------------------
               Administrative Services fee/4/          .15%     .15%     .15%
               ----------------------------------------------------------------
               Distribution (12b-1) fee/5/             .50%     .75%     .75%
               ----------------------------------------------------------------
               Service Organization fee/6/             .35%     .50%     .50%
               ----------------------------------------------------------------
               Other expenses                          .57%     .57%     .57%
               ----------------------------------------------------------------
               Total fund operating expenses          2.12%    2.52%    2.52%
               ----------------------------------------------------------------
               Fee waivers/4/,/5/,/6/                  .80%     .30%     .30%
               ----------------------------------------------------------------
               Net expense                            1.32%    2.22%    2.22%
               ----------------------------------------------------------------

------
/1/ Lower sales charges are available depending upon the amount invested. /2/ A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1%, and 0%.
/3/ A CDSC of 1% applies to redemptions of Class C shares within the first year.

/4/ The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares for a one-year period ending April 30, 2002.

/5/ The Distributor is contractually limiting its Distribution fee to .10% for Class A shares for a one-year period ending April 30, 2002.

/6/ The Fund has committed to not pay a Service Organization fee with respect to Class A shares and limit such fee to .25% for the Class B and Class C shares for a one-year period ending April 30, 2002.

 Risk/Return Summary and Fund Expenses
[LOGO OF RISK AND RETURN]

                                   Growth and
                                   Income Fund
Expense Example

                                           1 Year 3 Years 5 Years 10 Years
                  Class A Shares
                   Assuming redemption      $628  $1,057  $1,512   $2,769
                       ---------------------------------------------------
                  Class B Shares
                   Assuming redemption      $625    $956  $1,314   $2,646
                   Assuming no redemption   $225    $756  $1,314   $2,646
                       ---------------------------------------------------
                  Class C Shares
                   Assuming redemption      $325    $756  $1,314   $2,833
                   Assuming no redemption   $225    $756  $1,314   $2,833
                       ---------------------------------------------------

Use this table to
compare fees and
expenses of the Fund
with those of other
Funds.
It illustrates the
amount of fees and
expenses you would
pay, assuming
the following:

 . $10,000
   investment
 . 5% annual return
 . no changes in the
   Fund's operating
   expenses
   except the
   expiration of the
   current
   contractual fee
   waiver on April
   30, 2002.

Because this example
is hypothetical and
for comparison only,
your actual costs
will be different.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]


                                  Fixed Income Fund

Investment        The Fund's investment objective is generation of high
Objective         current income consistent with appreciation of capital.

Principal
Investment        The Fund normally invests at least 65% of its total assets
Strategies        in fixed income securities rated at least Baa by Moody's
                  Investors Service ("Moody's") or BBB by Standard and Poors
                  Corporation ("S&P") or securities of comparable quality.
                  These fixed income securities may include U.S. Government securities, corporate bonds, asset-backed securities
                  (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. The Fund may invest the balance of its assets in variable and floating rate debt securities that meet similar standards. The Adviser selects securities based on various factors, including outlook for the economy and anticipated changes in interest rates and inflation. The Adviser will consider selling those securities which no longer meet the Fund's criteria for investment.

Principal         The principal risks of investing in the Fund are interest
Investment Risks  rate risk and credit risk. Interest rate risk is greater for the Fund's investments in mortgage-related securities because when interest rates rise, the maturities of these types of securities tend to lengthen and the value of the securities decreases more significantly. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns as the Fund must reinvest its assets in debt securities with lower interest rates.

Who may want to
invest?           Consider investing in the Fund if you are:
                    . looking to add a monthly income component to your
                      portfolio
                    . willing to accept the risks of price and dividend
                      fluctuations

                  This Fund will not be appropriate for anyone:
                    . investing emergency reserves
                    . seeking safety of principal

 Risk/Return Summary and Fund Expenses
[GRAPHIC]
                                     Fixed Income Fund
Performance Information

                                         Bar Chart
                                 Year-by-Year Total Returns
The bar chart and                        as of 12/31
table shown on this                  for Class A Shares*
page provide an
indication of the
risks of investing in                      [GRAPH]
the Fixed Income Fund
by showing changes in                 1994    (1.89)%
the Fund's performance                  95     16.73%
from year to year                       96      2.11%
(since the Fund                         97      8.62%
commenced operation),                   98      8.33%
and by showing how the                  99    (1.86)%
Fund's average annual                   00      7.48%
returns for one year,
five years and for the           The bar chart above does not reflect the
life of the Fund                 impact of any applicable sales charges or
compared to those of             account fees which would reduce returns. The
the Lehman Brothers              chart, however, does include management fees
Aggregate Bond Index,            and operating expenses.
an unmanaged index
generally                        The Fund's returns will fluctuate over long
representative of the            and short periods. For example, during the
bond market as a                 period shown in the bar chart, the Fund's:
whole. Fee waivers and
expense reimbursements               Best quarter:      Q2 1995      6.03%
that were applicable                 Worst quarter:     Q1 1996     -2.49%
during the indicated
periods are reflected
in both the chart and
table. Without these
fee waivers and
expense
reimbursements, the
Fund's performance
would have been lower.

Both the chart and
table assume
reinvestment of
dividends and
distributions.

The returns for Class
B and Class C shares
differ from Class A
shares returns as
shown in the bar chart
and performance table
because of the
differences in the
expenses of each
class.

Past performance does
not indicate how the
Fund will perform in
the future.

                               Performance Table
     Average Annual Total Returns (for the periods ended December 31, 2000)

                           Inception Date Past Year Past 5 Years Since Inception
                       ---------------------------------------------------------
  Fixed Income Fund Class     1/15/93       2.36%      3.84%          5.24%
  A*
  (includes maximum
  4.75% sales charge)
                       ---------------------------------------------------------
  Lehman Brothers               N/A        11.63%      6.46%          7.06%
  Aggregate Bond Index**

--------------------------------------------------------------------------------

 * Returns are for Class A shares only.
** The Lehman Brothers Aggregate Bond Index is a widely recognized unmanaged index of publicly issued fixed rate U.S. Government and investment grade mortgage-backed and corporate debt securities.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   Fixed Income Fund
Fees and Expenses
As an investor in the Fixed Income Fund, you will pay the following fees and expenses.

Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Contingent Deferred
Sales Charge

Some share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge or CDSC.

               Shareholder
               Transaction
               Expenses
               (fees paid
               by you directly)                      A Shares B Shares C Shares

               Maximum sales charge (load)
               on purchases                          4.75%/1/   None     None
               ----------------------------------------------------------------
               Maximum deferred sales charge (load)    None   4.00%/2/ 1.00%/3/
               ----------------------------------------------------------------

               Annual Fund Operating
               Expenses (fees paid
               from Fund assets)               A Shares B Shares C Shares

               Management fee                    .55%     .55%     .55%
               ----------------------------------------------------------
               Administrative Services fee/4/    .15%     .15%     .15%
               ----------------------------------------------------------
               Distribution (12b-1) fee/5/       .35%     .75%     .75%
               ----------------------------------------------------------
               Service Organization fee/6/       .35%     .50%     .50%
               ----------------------------------------------------------
               Other expenses                    .60%     .60%     .60%
               ----------------------------------------------------------
               Total fund operating expenses    2.00%    2.55%    2.55%
               ----------------------------------------------------------
               Fee waiver/4/,/5/,/6/             .65%     .30%     .30%
               ----------------------------------------------------------
               Net expenses                     1.35%    2.25%    2.25%
               ----------------------------------------------------------

------
/1/Lower sales charges are available depending upon the amount invested.
/2/A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1%, and 0%.
/3/A CDSC of 1% applies to redemptions of Class C shares within the first year.

/4/The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares for a one-year period ending April 30, 2002.

/5/The Distributor is contractually limiting its Distribution fee to .10% for Class A shares for a one-year period ending April 30, 2002.

/6/The Fund has committed to not pay a Service Organization fee with respect to Class A shares and limit such fee to .25% for the Class B and Class C shares for a one-year period ending April 30, 2002.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                  Fixed
                                  Income Fund
Expense
Example

                                           1 Year 3 Years 5 Years 10 Years
                  Class A Shares
                   Assuming redemption      $606  $1,013  $1,444   $2,642
                       ---------------------------------------------------
                  Class B Shares
                   Assuming redemption      $628    $965  $1,329   $2,606
                   Assuming no redemption   $228    $765  $1,329   $2,606
                       ---------------------------------------------------
                  Class C Shares
                   Assuming redemption      $328    $765  $1,329   $2,863
                   Assuming no redemption   $228    $765  $1,329   $2,863
                       ---------------------------------------------------

Use this table to
compare fees and
expenses of the Fund
with those of other
Funds. It
illustrates the
amount of fees and
expenses you would
pay, assuming the
following:

 . $10,000
   investment
 . 5% annual return
 . no changes in the
   Fund's operating
   expenses except
   the expiration of
   the current
   contractual fee
   waiver on April
   30, 2002.


Because this example
is hypothetical and
for comparison only,
your actual costs
will be different.

 Risk/Return Summary and Fund Expenses

                                   [GRAPHIC]

                                   New York Tax-Free Bond Fund

Investment        The Fund's investment objective is a high level of current
Objective         income, exempt from regular Federal, New York State, and New
                  York City personal income taxes, as is consistent with preservation of capital.

Principal         The Fund invests primarily in municipal bonds, notes,
Investment        commercial paper and other debt instruments of New York, its
Strategies        cities and municipalities, or other public authorities that are exempt from regular federal, New York State, and New
                  York City income taxes in the opinion of bond counsel to the issuer. The Fund maintains 80% of its net assets in tax-exempt, interest paying municipal obligations that are not subject to the Federal income tax or the Federal alternative minimum tax ("AMT"). Generally, the Fund will invest at least 65% of its total assets in bonds of New York issuers.
                  The Fund may invest the balance of its assets in: (i) other
                  New York municipal obligations, such as participation certifications, or (ii) other municipal securities, that are subject to New York State and New York City income taxes.
                  The Fund's investments have an average portfolio maturity ranging from three to 30 years.

                  The Adviser varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions. The Adviser monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.

Principal         The principal risks of investing in the Fund are interest
Investment Risks  rate risk and credit risk. The Fund's investments also have municipal market risk, which is the risk that special factors, such as political or legislative changes or uncertainties related to the tax status of municipal securities, may adversely affect the value of municipal securities and have a significant effect on the value of a Fund's investments. Because the Fund invests in a particular state, its investments have the risks that factors affecting
                  New York State could have a specific effect on the Fund's net asset value.

Who may want to   Consider investing in the Fund if you are:
invest? . seeking a long-term goal such as retirement . looking to reduce taxes on investment income . seeking regular monthly tax free dividends

                  This Fund will not be appropriate for anyone:
                    . investing through a tax-exempt retirement plan
                    . pursuing an aggressive high growth investment strategy . seeking a stable share price

 Risk/Return Summary and Fund Expenses
[GRAPHIC]
                                   New York Tax-Free Bond Fund
Performance Information                   Bar Chart
The bar chart and                Year-by-Year Total Returns
table shown on this                      as of 12/31
page provide an                        Class A Shares*
indication of the
risks of investing in
the New York Tax-Free                      [GRAPH]
Bond Fund by showing
changes in the Fund's              1991          12.59%
performance from year                92          10.66%
to year, and by                      93          14.27%
showing how the Fund's               94         (8.13)%
average annual returns               95          15.17%
for one year, five                   96           3.99%
years, ten years and                 97           8.97%
for the life of the                  98           5.99%
Fund compare to that                 99         (3.58)%
of the Lehman Brothers               00          10.56%
7-year Municipal Bond
Index, an unmanaged              The bar chart above does
index generally                  not reflect the impact of
representative of the            any applicable sales
intermediate municipal           charges or account fees
bond market. Fee                 which would reduce
waivers and expense              returns. The chart,
reimbursements that              however, does include
were applicable during           management fees and
the indicated periods            operating expenses.
are reflected in both
the chart and table.             The Fund's returns will
Without these fee                fluctuate over long and
waivers and expense              short periods. For
reimbursements, the              example, during the period
Fund's performance               shown in the bar chart,
would have been lower.           the Fund's:

Both the chart and                   Best quarter:      Q2 1992      5.15%
table assume                         Worst quarter:     Q1 1994     -6.15%
reinvestment of
dividends and
distributions.

The return for Class B
and Class C shares
differ from Class A
shares returns as
shown in the bar chart
and performance table
because of differences
in the expenses of
each class.

Past performance does
not indicate how the
Fund will perform in
the future.

                               Performance Table
     Average Annual Total Returns (for the periods ended December 31, 2000)

                           Inception Date Past Year Past 5 Years Past 10 Years
                       -------------------------------------------------------
  New York Tax Free Bond      3/21/89       5.26%      4.05%         6.26%
  Fund Class A*
  (includes maximum 4.75%
  sales charge)
                       -------------------------------------------------------
  Lehman Brothers 7-year        N/A         9.09%      5.40%         6.76%
  Municipal
  Bond Index**

--------------------------------------------------------------------------------
*  Returns are for Class A shares only.
** The Lehman Brothers 7-year Municipal Bond Index is a widely recognized unmanaged index of publicly issued fixed rate U.S. Government and investment grade mortgage-backed and corporate debt securities having an average maturity of 7-years.

Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   New York Tax-Free Bond Fund
Fees and Expenses

As an investor in the New York Tax-Free Bond Fund, you will pay the following fees and expenses.

Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Contingent Deferred
Sales Charge

Some share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge or CDSC.

               Shareholder Transaction Expenses
               (fees paid by you directly)           A Shares B Shares C Shares
               Maximum sales charge (load)
               on purchases                          4.75%/1/   None     None
               ----------------------------------------------------------------
               Maximum deferred sales charge (load)    None   4.00%/2/  1.00%/3/
               ----------------------------------------------------------------


               Annual Fund Operating
               Expenses (fees paid
               from Fund assets)                 A Shares B Shares C Shares

               Management fee/4/                   .45%     .45%     .45%
               ------------------------------------------------------------
               Administrative Services fee/5/      .15%     .15%     .15%
               ------------------------------------------------------------
               Distribution (12b-1) fee/6/         .35%     .75%     .75%
               ------------------------------------------------------------
               Service Organization fee/7/         .35%     .50%     .50%
               ------------------------------------------------------------
               Other expenses                      .77%     .77%     .77%
               ------------------------------------------------------------
               Total fund operating expenses      2.07%    2.62%    2.62%
               ------------------------------------------------------------
               Fee waivers & expense/5/,/6/,/7/    .55%     .30%     .30%
               ------------------------------------------------------------
               Net expenses/4/                    1.52%    2.32%    2.32%
               ------------------------------------------------------------

------
/1/Lower sales charges are available depending upon the amount invested.
/2/A CDSC on Class B shares declines over four years starting with year one and ending in year five from: 4%, 3%, 2%, 1%, and 0%.
/3/A CDSC of 1% applies to redemptions of Class C shares within the first year.

/4/The Adviser is voluntarily limiting its Management fee to .25% for each class of shares. Including this voluntary limitation, the net expenses for Class A, Class B and Class C shares are 1.32%, 2.12% and 2.12%, respectively. The voluntary limitation respecting the Management fee may be reduced or discontinued at any time

/5/The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares for a one-year period ending April 30, 2002.

/6/The Distributor is contractually limiting its Distribution fee to .20% for Class A shares for a one-year period ending April 30, 2002.

/7/The Fund has committed to not pay a Service Organization fee with respect to Class A shares and limit such fee to .25% for the Class B and Class C shares for a one-year period ending April 30, 2002.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

                                   New York Tax-Free Bond Fund
Expense Example

                                           1 Year 3 Years 5 Years 10 Years
                  Class A Shares
                   Assuming redemption      $622  $1,042  $1,487   $2,719
                       ---------------------------------------------------
                  Class B Shares
                   Assuming redemption      $635    $986  $1,363   $2,676
                   Assuming no redemption   $235    $786  $1,363   $2,676
                       ---------------------------------------------------
                  Class C Shares
                   Assuming redemption      $325    $786  $1,363   $2,932
                   Assuming no redemption   $235    $786  $1,363   $2,932
                       ---------------------------------------------------

Use this table to
compare fees and
expenses of the Fund
with those of other
Funds. It
illustrates the
amount of fees and
expenses you would
pay, assuming the
following:

 . $10,000
   investment
 . 5% annual return
 . no changes in the
   Fund's operating
   expenses except
   the expiration of
   the
   current contractual
   fee waiver on
   April 30, 2002.

Because this example
is hypothetical and
for comparison only,
your actual costs
will be different.

 Investment Objectives, Strategies and Risk
[GRAPHIC]

                                    Growth and Income Fund
        Ticker Symbol:      Class A MTREX    Class B N/A    Class C N/A

This section of the Prospectus provides a more complete description of the principal investment objectives and policies of the Funds. Of course, there can be no assurance that the Funds will achieve their investment objectives. Additional descriptions of the Funds' risks, strategies, and investments, as well as other strategies and investments not described below, may be found in the Funds' Statement of Additional Information or SAI.

Investment Objective, Policies And Strategy

The Fund's investment objective is long-term growth of capital and current income. The Fund seeks to achieve this objective by investing at least 65% of its total assets in common stocks, preferred stocks, and convertible securities. The Fund may invest up to 35% of its total assets in fixed income securities and money market instruments. The fixed income securities may include U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements.

The Fund's criteria for selecting equity securities are the issuer's managerial strength, competitive position, price to earnings ratio, profitability, prospects for growth, underlying asset value and relative market value. The Fund's Adviser uses quantitative and fundamental research to identify stocks meeting either or both growth and income criteria and selects securities for the portfolio that appear to be undervalued. The Fund may invest in securities that appear to be undervalued because the value or potential for growth has been overlooked by many investors or because recent changes in the economy, industry or the company have not yet been reflected in the price of the securities. In order to increase the Fund's portfolio income, the Fund may invest in securities that provide current dividends or, in the opinion of the Adviser, have a potential for dividend growth in the future. Investments will be sold if they no longer meet the Fund's criteria for income-oriented or growth-oriented instruments.

The Fund will place greater emphasis on capital appreciation as compared to income, although changes in market conditions and interest rates will cause the Fund to vary emphasis of these two elements of its investment program in order to meet its investment objective.

Risk Considerations

The principal risk of investing in the Fund is market risk, which is the risk that the value of a Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall will generally decline over short or longer-term periods. In addition, there is the risk that stocks selected because they represent value will remain undervalued or out-of-favor. Therefore, the Fund could underperform other stock investments. The Fund's investments in fixed-income securities and money market securities may have interest rate risk, prepayment risk and credit risk. Increases in interest rates may cause the value of the Fund's investments to decline. Prepayment risk may expose the Fund to potentially lower return upon subsequent reinvestment of the principal.

 Investment Objectives, Strategies and Risk
[GRAPHIC]

                                    Fixed Income Fund
        Ticker Symbol:      Class A MFIFX    Class B N/A    Class C N/A

Investment Objective, Policies and Strategy

The Fund's investment objective is generation of high current income consistent with appreciation of capital. The Fund normally invests at least 65% of its total assets in fixed-income securities that are rated at least Baa by Moody's or BBB by S&P, comparably rated securities or, if unrated, of comparable quality. The Fixed Income Fund invests primarily in U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. The Fund expects to maintain an average quality rating of its investment portfolio of Aa by Moody's or AA by S&P or equivalent quality. The Fund currently has no policy with respect to the Fund's average portfolio maturity. The Fund also may invest in U.S. Government mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund also may invest up to 35% of its total assets in variable and floating rate debt securities meeting its quality standards.

The Fund bases its investment selection upon analysis of various factors, including outlook for the economy and anticipated changes in interest rates and inflation. If a security held by the Fund has its rating reduced below the Fund's quality standards or revoked, the Fund may continue to hold the security. The Adviser will, however, consider whether the Fund should continue to hold the security. These securities may be subject to greater credit risk and have greater price volatility than securities in the higher rating categories.

Risk Considerations

The principal risks of investing in the Fund are interest rate risk and credit risk. The Fund's investments in Baa/BBB rated securities may be subject to a greater degree of market fluctuation and credit risk than the Fund's investments in higher quality securities. Increases in interest rates may cause the value of the Fund's investments to decline. Interest rate risk is greater for the Fund's investments in mortgage-related securities because when interest rates rise, the maturities of these type of securities tend to lengthen and the value of the securities decreases more significantly. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns as the Fund must reinvest its assets in debt securities with lower interest rates.

 Investment Objectives, Strategies and Risk
[GRAPHIC]

                                    New York Tax-Free Bond Fund
         Ticker Symbol:    Class A MNYBX    Class B N/A    Class C N/A

Investment Objective, Policies and Strategy

The Fund's investment objective is a high a level of current income, exempt from regular Federal, New York State, and New York City income taxes, as is consistent with preservation of capital. The Fund normally invests at least 80% of its net assets in federally tax-exempt, interest paying municipal obligations that are not subject to Federal income tax and AMT. In addition, the Fund normally invests at least 65% of its total assets in bonds of New York issuers.

The Fund generally invests primarily in municipal bonds, notes, commercial paper and other debt instruments that are exempt from Federal, New York State, and New York City income tax in the opinion of bond counsel to the issuer. The Fund also may invest in securities that are subject to New York State and New York City income taxes. The Fund's investments have an average portfolio maturity ranging from three to 30 years.

The Fund invests in:
 . municipal bonds that are rated at least Baa by Moody's or BBB by S&P or of comparably quality;
 . municipal notes that are rated MIG-2 or better by Moody's or "SP-2" or better by S&P or of comparable quality; and . municipal commercial paper rated "Prime-2" or better by Moody's or "A-2" or better by S&P or of comparable quality.

The Adviser varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market conditions. The Adviser monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.

If a security held by the Fund has its rating reduced below the Fund's quality standards or revoked, the Fund may continue to hold the security. The Adviser will, however, consider whether the Fund should continue to hold the security. These securities may be subject to greater credit risk and have greater price volatility than securities in the higher rating categories.

The Fund may invest 25% or more of its total assets in municipal bonds, notes, commercial paper and other debt instruments that are related in other ways such that an economic, business or political development or change affecting one such obligation could also affect the other obligations; for example, municipal obligations, with interest that is paid from revenues of similar types of projects. In addition, from time to time, the Fund may invest 25% or more of its assets in industrial development bonds, which, although issued by industrial development authorities, may be backed only by those assets and revenues of non-governmental users.

Risk Considerations

The principal risks of investing in the Fund are interest rate risk, credit risk, and municipal market risk. Municipal market risk is the risk that special factors, such as political or legislative changes or uncertainties related to the tax status of municipal securities, may adversely affect the value of municipal securities and have a significant effect on the value of a Fund's investments.

 Investment Objectives, Strategies and Risk
[GRAPHIC]

Because the Fund invests in a particular state's municipal obligations, factors affecting New York State and its municipalities, including economic, political, or regulatory occurrences, may have a significant effect on the Fund's net asset value. In addition, the Fund may invest up to 25% of its total assets in a single issuer's securities. Factors affecting a single issuer in which the Fund invests could have a more significant effect on the Fund's net asset value.

Other Considerations--All Funds

Portfolio Turnover. The portfolio turnover rate for each Fund is included in the Financial Highlights section of this Prospectus. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders.

Temporary Defensive Positions. In order to meet liquidity needs or for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Sub-Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. Funds which have policies to invest 65% or 80% of their assets in specified investments will not invest more than 35% or 20% of their assets, respectively, in order to meet liquidity needs. To the extent the Funds are engaged in temporary or defensive investments, a Fund will not be pursuing its investment objective.

 Fund Management
[GRAPHIC]


The Investment Adviser

HSBC Asset Management (Americas) Inc., the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation) and HSBC Bank USA, serves as investment adviser to the Funds ("HSBC" or the "Adviser"). The Adviser is located at 452 Fifth Avenue, New York, NY 10018. As of December 31, 2000, HSBC manages more than $83 billion of assets of individuals, pension plans, corporations and institutions. Through its portfolio management team, HSBC makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

For these advisory services, the Funds paid the Adviser at the rates shown below during their fiscal year ended December 31, 2000:

                               Percentage of
                             average net assets
                             for the year ended
                                  12/31/00
-----------------------------------------------
Growth and Income Fund              .55%
-----------------------------------------------
Fixed Income Fund                   .55%
-----------------------------------------------
New York Tax Free Bond Fund         .25%*
-----------------------------------------------

*HSBC waived a portion of its contractual fees with the New York Tax-Free Bond Fund for the most recent fiscal year. Fees (without waivers) for this Fund are
 .45%.

Portfolio Managers

Mr. Fredric Lutcher III, Managing Director, U.S. Equities, is responsible for the day-to-day management of the Growth and Income Fund. Prior to joining the Adviser in late 1997, Mr. Lutcher worked as Vice President and Senior Mutual Fund Portfolio Manager at Merrill Lynch Asset Management for nine years.

Mr. Edward Merkle is responsible for the day-to-day management of the Fixed Income Fund's portfolio. Mr. Merkle joined the Adviser in 1984 and is responsible for managing institutional and retail fixed income portfolios.

Mr. Jerry Samet, Municipal Bond Portfolio Manager, Fixed Income Group of the Adviser, is responsible for the day-to-day management of the New York Tax Free Bond Fund. Before joining the Adviser in February 1996, Mr. Samet worked for Bankers Trust in the Private Clients Group for eight years. He was a portfolio manager/trader for six years, and before that, he was a trading assistant for two years.

The Distributor and Administrator

BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator. Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

 Fund Management
[GRAPHIC]

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS Fund Services") serves as the distributor of each Fund's shares. BISYS Fund Services may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

 Shareholder Information
[GRAPHIC]

                       Pricing of Fund Shares

---------------------
How NAV is
Calculated
                        Funds

The NAV is              Per share net asset value (NAV) is determined and its
calculated by adding    shares are priced at the close of regular trading on
the total value of a    the New York Stock Exchange, normally at 4:00 p.m.,
Fund's investments      Eastern time, on days the Exchange is open. Fund shares
and other assets,       will not be priced on days the New York Stock Exchange
subtracting its         is closed for trading.
liabilities and then
dividing that figure    Some of the Funds invest in securities that are
by the number of        primarily listed on foreign exchanges and trade on
outstanding shares      weekends or other days when the Fund does not price its
of the Fund:            shares. As a result, the Funds' NAVs may change on days
                        when shareholders will be unable to purchase or redeem
        NAV =           the Funds' shares.
    Total Assets-
     Liabilities        Your order for purchase, sale or exchange of shares is
   -------------        priced at the next NAV calculated after your order is
  Number of Shares      accepted by the Fund less any applicable sales charge
     Outstanding        as noted in the section on "Distribution
                        Arrangements/Sales Charges." This is what is known as
You can find the        the offering price.
Fund's NAV daily in
The Wall Street         The Funds' securities are generally valued at current
Journal and other       market prices. If market quotations are not available,
newspapers.             prices will be based on fair value as determined by the
---------------------   Funds' Trustees.
                       --------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                          Purchasing and Adding To Your Shares

You may purchase the                                  Minimum    Minimum
Funds through the                                     Initial   Subsequent
Distributor or            Account type               Investment Investment
through banks,            Class A, B, or C
brokers and other         Regular                      $1,000      $50
investment                  -------------------------------------------
representatives, who      Automatic Investment Plan       $50      $50
may charge                  -------------------------------------------
additional fees and
may require higher        All purchases must be in U.S. dollars. A fee will be
minimum investments       charged for any checks that do not clear. Third-party
or impose other           checks are not accepted.
limitations on
buying and selling
shares. If you
purchase shares
through an
investment
representative, that
party is responsible
for transmitting
orders by close of
business and may
have an earlier cut-
off time for
purchase and sale
requests. Consult
your investment
representative or
institution for
specific
information.
--------------------------------------------------------------------------------

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

There are no minimum investment requirements with respect to investments effected through certain automatic purchase and redemption arrangements on behalf of customer accounts maintained at Service Organizations. The minimum investment requirements may be waived or lowered for investments effected on a group basis by certain other institutions and their employees, such as pursuant to a payroll deduction plan. All funds will be invested in full and fractional shares.

--------------------------------------------------------------------------------

Avoid 31% Tax Withholding

The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding To Your Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent to:

By Regular Mail:         By Express Mail:
HSBC Family of Funds     HSBC Family of Funds
PO Box 163850            3435 Stelzer Road
Columbus, OH 43216-3850  Columbus, OH 43219

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "HSBC Family of Funds."

3. Mail or deliver application and payment to the address above.

Subsequent Investments:

1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
 . Fund
 . Amount invested
 . Account name and number

2. Make check, bank draft or money order payable to "HSBC Family of Funds".

3. Mail or deliver investment slip and payment to the address above.

 Shareholder Information

                      [GRAPHIC]

                      Purchasing and Adding To Your Shares

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-634-2536. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-634-2536 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

By Wire Transfer

Telephone the Transfer Agent at 1-800-634-2536 for instructions. Please note your bank will normally charge you a fee for handling this transaction.

You can add to your account by using the following convenient options. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

 Shareholder Information
[GRAPHIC]

                      Purchasing And Adding To Your Shares
Automatic Investment Plan                 Directed Dividend Option

You can make automatic investments in     By selecting the appropriate box in
the Funds from your bank account,         the Account Application, you can
through payroll deduction or from your    elect to receive your distributions
federal employment, Social Security or    in cash (check) or have
other regular government checks.          distributions (capital gains and
Automatic investments can be as little    dividends) reinvested in another
as $50, once you've invested the $1,000   HSBC Fund without a sales charge.
minimum required to open the account.     You must maintain the minimum
                                          balance in each Fund into which you
To invest regularly from your bank        plan to reinvest dividends or the
account:                                  reinvestment will be suspended and
                                          your dividends paid to you. The Fund
 .  Complete the Automatic Investment     may modify or terminate this
    Plan portion on your Account          reinvestment option without notice.
    Application.                          You can change or terminate your
  Make sure you note:                     participation in the reinvestment
  - Your bank name, address and           option at any time.
    account number                        --------------------------------------
  - The amount you wish to invest
    automatically (minimum $50)
  - How often you want to invest
    (every month, 4 times a year,
    twice a year or once a year)
 .  Attach a voided personal check.

To invest regularly from your paycheck
or government check:
Call 1-800-634-2536 for an enrollment
form.


--------------------------------------------------------------------------------
Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B and C shares, because Class A shares have lower distribution expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
--------------------------------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

You may sell      Withdrawing Money From Your Fund Investment
your shares at
any time. Your    As a mutual fund shareholder, you are technically selling
sales price will  shares when you request a withdrawal in cash. This is also
be the next NAV   known as redeeming shares or a redemption of shares.
after your sell
order is          -------------------------------------------------------------
received by the
Fund, its         Contingent Deferred Sales Charge
transfer agent,
or your           When you sell Class B or Class C shares, you will be charged
investment        a fee for any shares that have not been held for a
representative.   sufficient length of time. These fees will be deducted from
Normally you      the money paid to you. See the section on "Distribution
will receive      Arrangements/Sales Charges" on page 31 for details.
your proceeds
within a week     -------------------------------------------------------------
after your
request is        Instructions For Selling Shares
received.
                  If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By                1. Call 1-800-634-2536 with instructions as to how you wish telephone(unless  to receive your funds (mail, wire, electronic transfer).
you have
declined
telephone sales
privileges on
your latest
application)
--------------------------------------------------------------------------------
By mail           1. Call 1-800-634-2536 to request redemption forms or write
(See "Selling     a letter of instruction indicating:
Your Shares--       . your Fund and account number
Redemptions in      . amount you wish to redeem
Writing             . address where your check should be sent
Required")          . account owner signature

                  2. Mail to:
                    HSBC Family of Funds
                    PO Box 163850
                    Columbus, OH 43216-3850

--------------------------------------------------------------------------------
By express        1. See instruction 1 above.
delivery service
(See "Selling     2. Send to
Your Shares--       HSBC Family of Funds
Redemptions in      co/BISYS Fund Services
Writing             Attn: T.A. Operations
Required")          3435 Stelzer Road
                    Columbus, OH 43219

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

Wire transfer     Call 1-800-634-2536 to request a wire transfer.

You must          If you call in your redemption request of $1,000 or more by
indicate this     4 p.m. Eastern time, your payment will normally be wired to
option on your    your bank on the next business day.
application.

Your financial
institution may
charge a wire
transfer fee.

--------------------------------------------------------------------------------

Electronic        Call 1-800-634-2536 to request an electronic redemption.
Redemptions

                  If you call by 4 p.m. Eastern time, the NAV of your shares
Your bank must    will normally be determined on the same day and the proceeds
participate in    credited within 7 days.
the Automated
Clearing House
(ACH) and must
be a U.S. bank.

Your bank may
charge for this
service.

--------------------------------------------------------------------------------

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

 . Make sure you've checked the appropriate box on the Account Application. Or call 1-800-634-2536.
 . Include a voided personal check.
 . Your account must have a value of $10,000 or more to start withdrawals.
 . If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

 Shareholder Information

                      [GRAPHIC]

                      Selling Your Shares

Redemptions In Writing Required

You must request redemptions in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRA").

2.Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:

 . Your account address has changed within the last 10 business days
 . The check is not being mailed to the address on your account
 . The check is not being made payable to the owner(s) of the account
 . The redemption proceeds are being transferred to another Fund account with a different registration.
 . The redemption proceeds are being wired to bank instructions currently not on your account.

 Please note that signature guarantees are not required for redemptions made using check writing privileges.

 A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone redemption privileges will be suspended for a 30-day period following a telephone address change.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, payment on redemption requests will be delayed until the Transfer Agent is reasonably satisfied that the check has cleared (which may require up to 15 days from purchase date). You can avoid this delay by purchasing shares with a certified check.

Refusal Of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

Redemption In Kind

The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing Of Small Accounts

If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be considered void. The check will be canceled and the money reinvested in the Fund.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

The Funds offer investors a choice among multiple classes of shares with different sales charges and expenses. In selecting which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your investment, (ii) the amount of any applicable sales charge imposed at the time of redemption and Rule 12b-1 fees, as noted below, (iii) whether you qualify for any reduction or waiver of any applicable sales charge,
(iv) the various exchange privileges among the different classes of shares and
(v) the fact that Class B shares automatically convert to Class A shares after six years. The Class A, Class B and Class C shares are offered in this Prospectus.

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.

                                 Class A                Class B                Class C
---------------------------------------------------------------------------------------------
Sales Charge (Load)       Front-end sales        No front-end sales     No front-end sales
                          charge; reduced sales  charge. A CDSC may be  charge. A CDSC may be
                          charges available.     imposed on shares      imposed on shares
                                                 redeemed within four   redeemed within one
                                                 years after purchase;  year after purchase.
                                                 shares automatically
                                                 convert to Class A
                                                 shares after 6 years.
---------------------------------------------------------------------------------------------
Distribution (12b-1) Fee  Subject to annual      Subject to annual      Subject to annual
                          distribution fee of    distribution fee of    distribution fee of
                          up to .35% (Fixed      up to .75% of the      up to .75% of the
                          Income Fund, New York  Fund's net assets.     Fund's net assets.
                          Tax-Free Bond Fund)
                          or .50% (Growth and
                          Income Fund) of the
                          Fund's net assets.*
---------------------------------------------------------------------------------------------
Service Organization Fee  Subject to annual      Subject to annual      Subject to annual
                          Service Organization   Service Organization   Service Organization
                          fee of up to .35% of   fee of up to .50% of   fee of up to .50% of
                          the Fund's net         the Fund's net         the Fund's net
                          assets.**              assets.**              assets.**
---------------------------------------------------------------------------------------------
Fund Expenses             Lower annual expenses  Higher annual          Higher annual
                          than Class B or C      expenses than Class A  expenses than Class A
                          shares.                shares.                shares.
---------------------------------------------------------------------------------------------

* The Distributor is contractually waiving .25% of its distribution fee for Class A shares of the Growth and Income Fund and .10% of its distribution fee for Class A shares of the Fixed Income Fund and the New York Tax-Free Bond Fund through April 30, 2002.

** The Fund has committed to not pay a Service Organization fee with respect to Class A shares and limit such fee to .25% for Class B and Class C shares through April 30, 2002.

 Shareholder Information
[GRAPHIC]

                       Distribution Arrangements/Sales Charges
Calculation Of Sales Charges

Class A Shares

This section describes the sales charges and fees you will pay as an investor in the Funds and ways to qualify for reduced sales charges.

Shares are sold at their public offering price. This price includes the net asset value plus the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

Growth And Income Fund

                            Sales Charge   Sales Charge
                             as a % Of       as a % Of
  Your Investment          Offering Price Your Investment
---------------------------------------------------------
  Up to $49,999                 5.00%          5.26%
---------------------------------------------------------
  $50,000 up to $99,999         4.50%          4.71%
---------------------------------------------------------
  $100,000 up to $249,999       3.75%          3.90%
---------------------------------------------------------
  $250,000 up to $499,999       2.50%          2.56%
---------------------------------------------------------
  $500,000 up to $999,999       2.00%          2.04%
---------------------------------------------------------
  $1,000,000 and above          1.00%          1.01%
---------------------------------------------------------

Fixed Income Fund

                            Sales Charge   Sales Charge
                             as a % Of       as a % Of
  Your Investment          Offering Price Your Investment
---------------------------------------------------------
  Up to $49,999                 4.75%          4.99%
---------------------------------------------------------
  $50,000 up to $99,999         4.25%          4.44%
---------------------------------------------------------
  $100,000 up to $249,999       3.50%          3.63%
---------------------------------------------------------
  $250,000 up to $499,999       2.50%          2.56%
---------------------------------------------------------
  $500,000 up to $999,999       2.00%          2.04%
---------------------------------------------------------
  $1,000,000 and above          1.00%          1.01%
---------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges
New York Tax Free Bond Fund

                              Sales Charge   Sales Charge
                               as a % Of       as a % Of
  Amount Of Purchase         Offering Price Your Investment
-----------------------------------------------------------
   Up to $49,999                  4.75%          4.99%
-----------------------------------------------------------
   $50,000 up to $99,999          4.25%          4.44%
-----------------------------------------------------------
   $100,000 up to $249,999        3.50%          3.63%
-----------------------------------------------------------
   $250,000 up to $499,999        2.50%          2.56%
-----------------------------------------------------------
   $500,000 up to $999,999        2.00%          2.04%
-----------------------------------------------------------
   $1,000,000 and above           1.00%          1.01%
-----------------------------------------------------------

Class B and Class C Shares

Class B and C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the fourth anniversary of purchase, you will have to pay a CDSC at the time of redemption. If you sell your Class C shares before the first anniversary of purchase, you will pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

Class B Shares

                            CDSC as a % of Dollar
 Years Since Purchase      Amount Subject to Charge
---------------------------------------------------
   0-1                              4.00%
---------------------------------------------------
   1-2                              3.00%
---------------------------------------------------
   2-3                              2.00%
---------------------------------------------------
   3-4                              1.00%
---------------------------------------------------
   more than 4                       None
---------------------------------------------------

If you sell some but not all of your Class B or C shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

The Class B CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class B shares. Although Class B shares are sold without an initial sales charge, the Distributor normally pays a sales commission of the purchase price of Class B shares to the dealer from its own resources at the time of the sale. The Distributor and its agents may assign their right to receive any Class B CDSC, certain distribution and service organization fees, to an entity that provides funding for up-front sales commission payments.

Class C Shares

There is no sales charge imposed upon purchases of Class C shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. Unlike Class B shares, Class C shares do not convert to Class A shares.

Conversion Feature--Class B Shares

 . Class B shares automatically convert to Class A shares of the same Fund after six years from the end of the month of purchase.

 . After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

 . You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

 . If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Sales Charge Reductions

Class A Shares

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

 . By initially investing a minimum of $1,000 and informing the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge.

 . Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

Sales Charge Waivers

Class A Shares

The following qualify for waivers of sales charges:

 . Shares purchased by investment representatives through fee-based investment products or accounts.

 . Proceeds from redemptions from another mutual fund complex within 90 days after redemption, if you paid a front end sales charge for those shares.

 . Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any HSBC Fund.

 . Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

 . Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Class B Shares and Class C Shares

The CDSC will be waived under certain circumstances, including the following:

 . Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

 . Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

 . Returns of excess contributions to retirement plans.

 . Distributions of less than 12% of the annual account value under a Systematic Withdrawal Plan.

 . Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

Reinstatement Privilege

If you have sold shares and decide to reinvest in the Fund within a 60 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 60 days of the date your instructions to sell were processed.

Distribution (12b-1) Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. The 12b-1 fees vary by share class as follows:

 . Class A shares of the Fixed Income Fund and New York Tax-Free Bond Fund pay a 12b-1 fee of up to .35% of the average daily net assets of a Fund. Class A shares of the Growth and Income Fund pay a 12b-1 fee of up to .50% of the average daily net assets of the Fund.

 . Class B and Class C shares pay a 12b-1 fee of up to .75% of the average daily net assets of the applicable Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

 . The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

 . Long-term shareholders of Class B and Class C may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution fees.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Service Organizations

Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organizations") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds will pay the Service Organization a fee at an annual rate of up to .35% for Class A shares and up to .50% for Class B and Class C shares (the fees are 0% for Class A shares and .25% for Class B and C shares pursuant to each Fund's commitment) of the average daily net asset value of shares for which the Service Organization from time to time performs services. The services provided include:

 . receiving and processing shareholder orders
 . performing the accounting for the customers' sub-accounts
 . maintaining retirement plan accounts
 . answering questions and handling correspondence for individual accounts . acting as the sole shareholder of record for its customers' accounts
 . issuing shareholder reports and transaction confirmations
 . performing daily "sweep" functions

Investors who purchase, sell or exchange shares for the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to shareholders sub-accounts.

Questions?

Call 1-800-634-2536 or your investment representative.

 Shareholder Information
[GRAPHIC]

                       Exchanging Your Shares
                       Instructions For Exchanging Shares


You can exchange       Exchanges may be made by sending a written request to
your shares that       HSBC Family of Funds, PO Box 163850, Columbus OH 43216-
have been held for     3850, or by calling 1-800-634-2536. Please provide the
at least seven days    following information:
in a Fund for shares
of the same class of    . Your name and telephone number
another HSBC Fund,      . The exact name on your account and account number
usually without         . Taxpayer identification number (usually your Social
paying additional         Security number)
sales charges (see
"Notes on
Exchanges"). No
transaction fees are
charged for
exchanges.
                        . Dollar value or number of shares to be exchanged
You must meet the       . The name of the Fund from which the exchange is to
minimum investment        be made
requirements for the    . The name of the Fund into which the exchange is
Fund into which you       being made.
are exchanging.
Exchanges from one     See "Selling your Shares" for important information
Fund to another are    about telephone transactions.
taxable. You should
review the             The Funds reserve the right to modify or terminate the
prospectus of the      exchange privilege upon 60 days written notice.
HSBC Fund before
making an exchange.

 Shareholder Information
[GRAPHIC]

                       Exchanging Your Shares

Automatic Exchanges    Notes On Exchanges



You can use the        When exchanging from a Fund that has no sales charge or
Funds' Automatic       a lower sales charge to a Fund with a higher sales
Exchange feature to    charge, you will pay the difference.
purchase shares of
other HSBC Funds at    The registration and tax identification numbers of the
regular intervals      two accounts must be identical.
through regular,
automatic              The Exchange Privilege (including automatic exchanges)
redemptions from       may be changed or eliminated at any time upon a 60-day
your account. To       notice to shareholders.
participate in the
Automatic Exchange:    Be sure to read the Prospectus carefully of any Fund
                       into which you wish to exchange shares.
 . Complete the
   appropriate
   section of the
   Account
   Application.
 . Keep a minimum of
   $10,000 in the
   Fund and $1,000
   in the HSBC Fund
   whose shares you
   are buying.

To change the
Automatic Exchange
instructions or to
discontinue the
feature, you must
send a written
request to HSBC
Family of Funds,
P.O. Box 163850,
Columbus, Ohio
43216-3850.

 Shareholder Information
[GRAPHIC]

                       Dividends, Distributions and Taxes

Any income a Fund receives in the form of interest or dividends is paid out, less expenses, to its shareholders as dividends. Income dividends on the Growth and Income Fund are usually paid semi-annually. Dividends on all other Funds are paid monthly. Capital gains for all Funds are distributed at least annually.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income as are dividends paid by the New York Tax-Free Bond Fund that are derived from taxable investments. Taxes on capital gains by the Funds will vary with the length of time the Fund has held the security--not how long you have invested in the Fund.

During normal market conditions, the New York Tax-Free Bond Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes and for New York income tax purposes. The Fund may invest in certain securities with interest that may be a preference item for the purposes of the alternative minimum tax or a factor in determining whether Social Security benefits are taxable. In such event, a portion of the Fund's dividends would not be exempt from federal income taxes.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 Financial Highlights
[GRAPHIC]

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years. No information is presented with respect to Class C shares of the Fixed Income Fund because Class C shares of the Fund had not commenced offerings as of December 31, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report and incorporated by reference in the SAI, which is available upon request.

Growth and Income Fund

                                           Class A Shares
                             -------------------------------------------------
                                  For the years ended December 31,
                             -------------------------------------------------
                              2000         1999      1998     1997      1996
                             -------     --------  --------  -------  --------
Net Asset Value, Beginning
 of Period.................  $ 14.92     $  13.86  $  12.36  $ 16.28  $  14.77
                             -------     --------  --------  -------  --------
Investment Activities
Net investment income......    (0.02)        0.02      0.07     0.18      0.18
Net realized and unrealized
 gains from investment and
 options transactions......    (1.48)        2.47      3.23     4.28*     2.46
                             -------     --------  --------  -------  --------
Total from Investment
 Activities................    (1.50)        2.49      3.30     4.46      2.64
                             -------     --------  --------  -------  --------
Distributions
From net investment
 income....................    (0.00)(a)    (0.02)    (0.08)   (0.19)    (0.18)
From net realized gains
 from investment and
 options transactions......    (0.51)       (1.41)    (1.72)   (8.19)    (0.95)
                             -------     --------  --------  -------  --------
Total Distributions........    (0.51)       (1.43)    (1.80)   (8.38)    (1.13)
                             -------     --------  --------  -------  --------
Net Asset Value, End of
 Period....................  $ 12.91     $  14.92  $  13.86  $ 12.36  $  16.28
                             =======     ========  ========  =======  ========
Total Return (excludes
 sales or redemption
 charges)..................   (10.52%)      18.48%    26.97%   27.42%    17.90%
Ratios/Supplemental Data:
Net Assets at end of
 period (000)..............  $92,646     $117,542  $106,267  $55,195  $140,688
Ratio of expenses to
 average net assets........     1.02%        0.88%     0.89%    0.83%     0.85%
Ratio of net investment
 income to average net
 assets....................    (0.14%)       0.14%     0.58%    0.95%     1.43%
Ratio of expenses to
 average net assets**......         (b)      1.00%     1.01%    0.95%     0.96%
Portfolio Turnover
 Rate***...................    67.17%       94.36%    82.19%   69.07%    61.68%

------
(a)  Less than $0.005 per share.
(b) For the year ended December 31, 2000, there were no voluntary fee reductions/reimbursements. For the year ended December 31, 2000, certain fees were contractually reduced and/or reimbursed.
  * In addition to the net realized and unrealized gains from investment transactions, this amount includes a decrease in net asset value per share resulting from the timing of issuances and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
 ** During the period, certain fees were voluntarily/contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to December 31, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.
*** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 Financial Highlights
[GRAPHIC]


Growth and Income Fund

                                       Class B               Class C
                                       Shares                Shares
                                    ----------------      ----------------
                                        For the years ended
                                           December 31,
                                    --------------------------------------
                                     2000     1999*        2000     1999*
                                    ------    ------      ------    ------
Net Asset Value, Beginning of
 Period............................ $14.86    $15.32      $14.86    $15.32
                                    ------    ------      ------    ------
Investment Activities
 Net investment income (loss)......  (0.13)    (0.03)      (0.16)    (0.06)
 Net realized and unrealized gains
  (losses) from investment and
  options transactions.............  (1.49)     0.98       (1.46)     1.01
                                    ------    ------      ------    ------
 Total from Investment Activities..  (1.62)     0.95       (1.62)     0.95
                                    ------    ------      ------    ------
Dividends:
 Net investment income.............     --        --          --        --
 Net realized gains from investment
  and options transactions.........  (0.51)    (1.41)       0.51     (1.41)
                                    ------    ------      ------    ------
 Total Dividends...................  (0.51)    (1.41)       0.51     (1.41)
                                    ------    ------      ------    ------
Net Asset Value, End of Period..... $12.73    $14.86      $12.73    $14.86
                                    ======    ======      ======    ======
Total Return (excludes sales
 charge)........................... (11.39%)    6.68%(a)  (11.39%)    6.68%(a)
Ratios/Supplemental Data:
 Net Assets at end of
  period (000's)................... $6,984    $3,459      $  114    $   23
 Ratio of expenses to average net
  assets...........................   2.05%     1.77%(b)    2.04%     1.72%(b)
 Ratio of net investment income to
  average net assets...............  (1.16%)   (0.87%)(b)  (1.17%)   (0.81%)(b)
 Ratio of expenses to average net
  assets**.........................       (c)   2.13%(b)        (c)   2.07%(b)
 Portfolio Turnover***.............  67.17%    94.36%      67.17%    94.36%

------
(a)  Not annualized.
(b)  Annualized.
(c) For the year ended December 31, 2000, there were no voluntary for reductions/reimbursements. For the year ended December 31, 2000, certain fees were contractually reduced and/or reimbursed.
  *  Class B Shares and Class C Shares commenced offering on July 1, 1999.
 ** During the period, certain fees were voluntary/contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to December 31, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.
*** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 Financial Highlights
[GRAPHIC]

Fixed Income Fund

                                            Class A Shares
                               -----------------------------------------------
                                   For the years ended December 31,
                               -----------------------------------------------
                                2000       1999      1998     1997      1996
                               -------    -------   -------  -------  --------
Net Asset Value, Beginning of
 Period....................... $  9.61    $ 10.37   $ 10.12  $  9.89  $  10.28
                               -------    -------   -------  -------  --------
Investment Activities
 Net investment income........    0.61       0.57      0.57     0.59      0.59
 Net realized and unrealized
  gains (losses) from
  investment transactions.....    0.09      (0.76)     0.25     0.23     (0.39)
                               -------    -------   -------  -------  --------
 Total from Investment
  Activities..................    0.70      (0.19)     0.82     0.82      0.20
                               -------    -------   -------  -------  --------
Dividends:
 Net investment income........   (0.61)     (0.57)    (0.57)   (0.59)    (0.59)
                               -------    -------   -------  -------  --------
 Total Dividends..............   (0.61)     (0.57)    (0.57)   (0.59)    (0.59)
                               -------    -------   -------  -------  --------
Net Asset Value, End of
 Period....................... $  9.70    $  9.61   $ 10.37  $ 10.12  $   9.89
                               =======    =======   =======  =======  ========
Total Return (excludes sales
 charge)......................    7.48%     (1.86)%    8.33%    8.62%     2.11%
Ratios/Supplemental Data:
 Net Assets at end of
  period (000's).............. $43,376    $42,353   $53,834  $61,402  $104,875
 Ratio of expenses to average
  net assets..................    1.00%      0.92%     0.89%    0.88%     0.88%
 Ratio of net investment
  income to average net
  assets......................    6.30%      5.70%     5.59%    6.00%     5.94%
 Ratio of expenses to average
  net assets*.................        (a)    1.04%     1.01%    1.00%     0.98%
 Portfolio Turnover...........   54.57%     75.75%    71.05%   60.98%   156.05%

------
(a) For the year ended December 31, 2000, there were no voluntary fee reductions/reimbursements. For the year ended December 31, 2000, certain fees were contractually reduced and/or reimbursed.
* During the period, certain fees were voluntarily or contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated. Ratios for periods prior to December 31, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.
** Portfolio turnover calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 Financial Highlights
[GRAPHIC]

Fixed Income Fund

                                                                 Class B Shares
                                                                 --------------
                                                                 For the period
                                                                 ended December
                                                                   31, 2000*
                                                                 --------------
Net Asset Value, Beginning of Period............................     $ 9.56
                                                                     ------
Investment Activities:
 Net investment income..........................................       0.07
 Net realized and unrealized gains/(losses) from investment
  transactions..................................................       0.14
                                                                     ------
 Total from Investment Activities...............................       0.21
                                                                     ------
Dividends:
 Net investment income..........................................      (0.07)
                                                                     ------
 Total Dividends................................................      (0.07)
                                                                     ------
Net Asset Value, End of Period..................................     $ 9.70
                                                                     ======
Total Return (excludes redemption charge).......................       2.24%(a)
Ratios/Supplemental Data:
 Net Assets at end of period (000's)............................     $   55
 Ratio of expenses to average net assets........................       2.30%(b)
 Ratio of net investment income to average net assets...........       5.32%(b)
 Portfolio Turnover.............................................      54.57%

------
(a)  Not annualized.
(b)  Annualized.
 *   Class B Shares commenced offering on November 6, 2000.

 Financial Highlights
[GRAPHIC]

New York Tax-Free Bond Fund

                                              Class A Shares
                                  --------------------------------------------
                                      For the Year Ended December 31,
                                  --------------------------------------------
                                   2000     1999      1998     1997     1996
                                  -------  -------   -------  -------  -------
Net Asset Value, Beginning of
 Period.......................... $ 10.73  $ 11.64   $ 11.48  $ 11.05  $ 11.17
                                  -------  -------   -------  -------  -------
Investment Activities:
 Net investment income...........    0.49     0.51      0.51     0.53     0.55
 Net realized and unrealized
  gains (losses) from investment
  transactions...................    0.61    (0.91)     0.16     0.43    (0.12)
                                  -------  -------   -------  -------  -------
 Total from Investment
  Activities.....................    1.10    (0.40)     0.67     0.96     0.43
                                  -------  -------   -------  -------  -------
Dividends:
 Net investment income...........   (0.49)   (0.51)    (0.51)   (0.53)   (0.55)
                                  -------  -------   -------  -------  -------
 Total Dividends.................   (0.49)   (0.51)    (0.51)   (0.53)   (0.55)
                                  -------  -------   -------  -------  -------
Net Asset Value, End of Period... $ 11.34  $ 10.73   $ 11.64  $ 11.48  $ 11.05
                                  =======  =======   =======  =======  =======
Total Return (excludes sales
 charge).........................   10.56%   (3.58)%    5.99%    8.97%    3.99%
Ratios/Supplemental Data:
 Net Assets at end of
  period (000's)................. $26,336  $28,075   $33,668  $37,524  $41,975
 Ratio of expenses to average net
  assets.........................    1.28%    1.08%     0.96%    0.92%    0.91%
 Ratio of net investment income
  to average net assets..........    4.53%    4.40%     4.47%    4.79%    5.02%
 Ratio of expenses to average net
  assets*........................    1.37%    1.31%     1.28%    1.24%    1.21%
 Portfolio Turnover**............   20.91%   11.85%    56.81%   35.64%   87.40%

------
 * During the period, certain fees were voluntarily or contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated. Ratios for periods prior to December 31, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 Financial Highlights
[GRAPHIC]

New York Tax-Free Bond Fund

Selected per share data for a share outstanding throughout each period indicated.

                                                     Class B Shares
                                         --------------------------------------
                                           For the year
                                               ended       For the period ended
                                         December 31, 2000  December 31, 1999*
                                         ----------------- --------------------
Net Asset Value, Beginning of Period....      $10.72              $11.21
                                              ------              ------
Investment Activities:
 Net investment income..................        0.40                0.19
 Net realized and unrealized
  gains/(losses) from investment
  transactions..........................        0.62               (0.49)
                                              ------              ------
 Total from Investment Activities.......        1.02               (0.30)
                                              ------              ------
Dividends:
 Net investment income..................       (0.40)              (0.19)
                                              ------              ------
 Total Dividends........................       (0.40)              (0.19)
                                              ------              ------
Net Asset Value, End of Period..........      $11.34              $10.72
                                              ======              ======
Total Return (excludes redemption
 charge)................................        9.61%              (2.71)%(a)
Ratios/Supplemental Data:
 Net Assets at end of period (000's)....      $  754                $392
 Ratio of expenses to average net
  assets................................        2.14%               2.01%(b)
 Ratio of net investment income to
  average net assets....................        3.65%               3.37%(b)
 Ratio of expenses to average net
  assets**..............................        2.26%               2.35%(b)
 Portfolio Turnover Rate***.............       20.91%              11.85%

------
(a)  Not annualized.
(b)  Annualized.
  *  Class B Shares commenced offering on July 1, 1999.
 ** During the period, certain fees were voluntarily/contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to December 31, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.
*** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 Financial Highlights
[LOGO]
New York Tax-Free Bond Fund

                                                              Class C Shares
                                                           --------------------
                                                           For the period ended
                                                            December 31, 2000*
                                                           --------------------
Net Asset Value, Beginning of Period......................        $11.10
                                                                  ------
Investment Activities:
 Net investment income....................................          0.12
 Net realized and unrealized gains/(losses) from
  investment transactions.................................          0.24
                                                                  ------
 Total from Investment Activities.........................          0.36
                                                                  ------
Dividends:
 Net investment income....................................         (0.12)
                                                                  ------
 Total Dividends..........................................         (0.12)
                                                                  ------
Net Asset Value, End of Period............................        $11.34
                                                                  ======
Total Return (excludes redemption charge).................          3.27%(a)
Ratios/Supplemental Data:
 Net assets at end of period (000's)......................        $  154
 Ratio of expenses to average net assets..................          2.16%(b)
 Ratio of net investment income to average net assets.....          3.52%(b)
 Ratio of expenses to average net assets**................          2.36%(b)
 Portfolio turnover rate**................................         20.91%

------
(a)  Not Annualized.
(b)  Annualized.
 *   Class C Shares commenced offering on September 11, 2000.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other Funds in the HSBC Family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:


                  HSBC Family of Funds
                  3435 Stelzer Road, Columbus, Ohio 43219
                  Telephone: 1-800-634-2536
                  ----------------------------

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information about the operations of the Public Reference Room can be obtained by calling 1-202-942-8080. Reports and other information about the Funds are available in the EDGAR Database on the Commission's internet site at http://www.sec.gov. You may request documents from the Commission, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington D.C. 20549-0102.

                                        HSBC Mutual Funds Trust Prospectus

                                        HSBC Asset Management [LOGO]



              --------------------------------------------------

                        HSBC International Equity Fund

               Managed by HSBC Asset Management (Americas) Inc.

                                April 30, 2001


              --------------------------------------------------


  The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

 An investment in the Fund is not a deposit of the bank and is not insured or guaranteed the by Federal Deposit Insurance Corporation or any other government agency.



------------------------------
        Questions?
Call 1-800-634-2536 or your
Investment Representative.
------------------------------

HSBC3P0400

      HSBC Mutual Funds Trust Prospectus   Table of Contents


[GRAPHIC]

                    Risk/Return Summary and Fund Expenses
---------------------------------------------------------
Carefully
review this           3 International Equity Fund
important
section, which
summarizes the
Fund's
investments,
risks, past
performance,
and fees.

[GRAPHIC]
                    Investment Objectives, Strategies and
                    Risk
---------------------------------------------------------
Review this           8 International Equity Fund
section for
information on
investment
strategies and
risks.

[GRAPHIC]
                    Fund Management
---------------------------------------------------------
Review this          11 The Investment Adviser
section for          11 Sub-Adviser
details on the       11 Portfolio Manager
people and           11 The Distributor and Administrator
organizations
who oversee
the Fund.

[GRAPHIC]
                    Shareholder Information
---------------------------------------------------------
Review this          12 Pricing of Fund Shares
section for          13 Purchasing and Adding to Your
details on how          Shares
shares are           17 Selling Your Shares
valued, how to       21 Distribution Arrangements/Sales
purchase, sell          Charges
and exchange         27 Exchanging Your Shares
shares,              28 Dividends, Distributions and
related                 Taxes
charges and
payments of
dividends and
distributions.

[GRAPHIC]
                    Financial Highlights
---------------------------------------------------------
                     29 International Equity Fund

[GRAPHIC]
                    Back Cover
---------------------------------------------------------
                        Where to learn more about this
                        Fund

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

The following is a summary of certain key information about the HSBC International Equity Fund. You will find additional information about the Fund, including a detailed description of the risks of an investment in the Fund, after this summary. Please be sure to read the more complete descriptions of the Fund following this summary BEFORE you invest. The Fund is managed by HSBC Asset Management (Americas) Inc. (the "Adviser") which has retained Delaware International Advisers Ltd. as sub-adviser ("Delaware International" or the "Sub-Adviser").

The Fund has four different classes of shares; Class A (formerly known as Service Class), Class B, Class C and Institutional Class. All classes of shares are presented in this prospectus.

Investment        The Fund's investment objective is long-term capital
Objective         appreciation.

Principal         The Fund normally invests at least 65% of its total assets
Investment        in equity securities (including American, European and
Strategies        Global Depositary Receipts) issued by companies based
                  outside of the United States. The Fund's equity investments may include, but are not limited to common stocks, preferred stocks, convertible securities, depositary receipts and warrants. A substantial portion of the Fund's assets will be denominated in foreign currencies. Generally, the Fund will enter into forward currency contracts only as a hedge against foreign currency exposure affecting the Fund. The purpose of hedging a portfolio is to attempt to protect the value of the Fund's investments or, to guarantee the price of a security the Fund has agreed to purchase or sell. The
                  Fund may invest the balance of its assets in equity and debt securities of companies and governmental issuers based in the United States and outside of the United States, including bonds and money market instruments.

                  The Fund's Sub-Adviser, Delaware International, employs a value-oriented approach to international stock selection. In selecting stocks for the Fund, Delaware International will identify those stocks that it believes will provide a high total return over a market cycle, taking into consideration movements in the price of the individual security and the impact of currency fluctuation on a United States domiciled, dollar-based investor. Delaware International conducts fundamental research on a global basis in order to identify securities that may have the potential for long-term total return.

Principal         Because the value of the Fund's investments will fluctuate
Investment        with market conditions, so will the value of your investment
Risks             in the Fund. You could lose money on your investment in the
                  Fund, or the Fund could underperform other investments.

                  The principal risks that apply to the Fund are:
                    . Market Risk. This is the risk that the value of a fund's investments will fluctuate as the stock market fluctuates and that stock prices overall will decline over short or longer-term periods.

 Risk/Return Summary and Fund Expenses
[LOGO]

                    . Foreign Risk. This is the risk of investments in issuers located in foreign countries, which may have greater price volatility and less liquidity. Investments in foreign securities also are subject to political, regulatory, and diplomatic risks.
                    . Emerging Market Risk. This is the risk of investments in issuers of emerging market nations. Emerging markets are subject to even greater price volatility than investments in foreign securities because there is a greater risk of political or social upheaval in emerging markets.
                    . Currency Risk. This is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of a fund's investments.
                    . Interest Rate Risk. This is the risk that changes in
                      interest rates will affect the value of a fund's investments in income-producing or fixed-income or debt securities. Increases in interest rates may cause the value of a fund's investments to decline.
                    . Credit Risk. This is the risk that the issuer of a
                      security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

Who may
want to invest?   Consider investing in the Fund if you are:
                    . seeking a long-term goal such as retirement
                    . looking to add an international component to your
                      portfolio
                    . willing to accept higher risks of investing in foreign
                      countries

                  This Fund will not be appropriate for anyone:
                    . seeking monthly income
                    . pursuing a short-term goal or investing emergency
                      reserves
                    . seeking safety of principal
                    . adverse to investing in international securities

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

Performance                                        Bar Chart
Information

                                     Year-by-Year Total Returns as of 12/31
The chart and table on this                    for Class A Shares
page provide an indication
of the risks of investing in
the Fund by showing how the                         [BAR CHART]
International Equity Fund
has performed from year to         1995    96      97      98      99      00
year and how the Fund's           -----   -----   ------  ------  ------  -----
average annual returns for        4.40%   6.32%   -2.06%  11.32%  19.87%  2.04%
the one year, five year and
for the life of the Fund        ------------------------------
compare to those of the          The bar chart above does
MSCI-EAFE (Morgan Stanley        not reflect the impact of
Capital International) Index     any applicable sales
which is a widely                charges which would reduce
recognized, unmanaged index      returns. The chart,
of over 900 securities           however, does include
listed on the Stock              management fees and
Exchanges of Europe,             operating expenses. Of
Australia and the Far East.      course, past performance
The Adviser has managed the      does not indicate how the
Fund since its inception and     Fund will perform in the
Delaware International           future.
assumed its role as sub-
adviser in October 1998.
                                 The Fund's returns will
The returns for Class B,         fluctuate over long and
Class C and the                  short periods. For
Institutional Class differ       example, during the period
from the Class A returns         shown in the bar chart,
shown in the bar chart and       the Fund's:
the returns for Class B and
Class C shares differ from
the Class A and                       Best quarter:           Q1 1998                  16.52%
Institutional Class returns           Worst quarter:          Q3 1998                 -13.74%
shown in the performance
table because of differences
in the expenses of each
class.

If fee waivers or expense
reimbursements had not been
reflected in both the chart
and the table, the Fund's
performance would have been
lower.


Both the chart and table
assume reinvestment of
dividends and distributions.


                               Performance Table
                               -----------------

  Average Annual Total Returns (for the periods ended December 31, 2000)

                            Class Inception Past Year Past 5 Years Since Inception
                     -------------------------------------------------------------
  Class A Shares (includes      4/25/94       -3.06%     6.09%          4.50%
  maximum 5% sales charge)
                     -------------------------------------------------------------
  Institutional Class           3/1/95         2.04%     7.21%          8.43%
                     -------------------------------------------------------------
  MSCI-EAFE Index*                N/A        -13.96%     5.40%          7.28%

--------------------------------------------------------------------------------
* The MSCI EAFE Index is a widely recognized unmanaged index of developed stock markets in Europe, Australia and Far East.

Risk/Return Summary and Fund Expenses [GRAPHIC]


Fees and Expenses

As an investor in the International Equity Fund, you will pay the following fees and expenses.

Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Contingent Deferred
Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has lapsed. This is called a Contingent Deferred Sales Charge or CDSC.

               Shareholder Transaction
               Expenses (fees paid by                                     Institutional
               you directly)             Class A    Class B    Class C       Shares
               Maximum sales charge
               (load) on purchases        5.00%/1/   None       None          None
                   --------------------------------------------------------------------
               Maximum deferred sales
               charge (load)              None       4.00%/2/   1.00%/3/      None
                   --------------------------------------------------------------------



               Annual Fund Operating
               Expenses (fees paid
               from Fund assets)
               Management fee/4/           .90%       .90%       .90%          .90%
                   --------------------------------------------------------------------
               Administrative services
               fee/5/                      .15%       .15%       .15%          .15%
                   --------------------------------------------------------------------
               Distribution (12b-1)
               fee/6/                      .35%       .75%       .75%         None
                   --------------------------------------------------------------------
               Service Organization
               fee/7/                      .35%       .50%       .50%         None
                   --------------------------------------------------------------------
               Other expenses              .75%       .75%       .75%          .75%
                   --------------------------------------------------------------------
               Total fund operating
               expenses                   2.50%      3.05%      3.05%         1.80%
                   --------------------------------------------------------------------
               Fee waivers and expense
               reimbursements/6/,/7/       .75%       .30%       .30%          .05%
                   --------------------------------------------------------------------
               Net expense/4/             1.75%      2.75%      2.75%         1.75%
                   --------------------------------------------------------------------

------
/1/Lower sales charges are available depending upon the amount invested.

/2/A CDSC on Class B shares declines over four years starting with year one and ending in year from: 4%, 3%, 2%, 1% and 0%.
/3/A CDSC of 1% applies on redemptions of Class C shares within the first year.

/4/The Adviser is voluntarily limiting its Management fee to .55% for each class of shares. Including this voluntary limitation, the net expenses of Class A, Class B, Class C and Institution Shares are 1.40%, 2.40%, 2.40% and 1.40%, respectively. This voluntary limitation of the Management fee may be reduced or discontinued at any time.

/5/The Administrator is contractually limiting its Administrative Services fee to .10% for each class of shares for a one-year period ending April 30, 2002.

/6/The Distributor is contractually waiving all its Distribution fee for Class
  A shares for a one-year period ending April 30, 2002.

/7/The Fund has committed to not pay a Service Organization fee with respect to Class A shares and limit such fee to .25% for Class B and Class C shares for a one-year period ending April 30, 2002.

 Risk/Return Summary and Fund Expenses
[GRAPHIC]

Expense Example

                                           1 Year 3 Years 5 Years 10 Years
                  Class A
                   Assuming redemption      $669  $1,172  $1,700   $3,140
                       ---------------------------------------------------
                  Class B
                   Assuming redemption      $678  $1,114  $1,575   $3,099
                   Assuming no redemption   $278  $  914  $1,575   $3,099
                       ---------------------------------------------------
                  Class C
                   Assuming redemption      $378  $  914  $1,575   $3,344
                   Assuming no redemption   $278  $  914  $1,575   $3,344
                       ---------------------------------------------------
                  Institutional Class
                   Assuming redemption      $178  $  562  $  970   $2,112
                       ---------------------------------------------------

Use the table to
compare fees and
expenses of the Fund
with those of other
funds.
It illustrates the
amount of fees and
expenses you would
pay, assuming
the following:

 . $10,000
   investment
 . 5% annual return
 . no changes in the
   Fund's operating
   expenses except
   the expiration of
   the current
   contractual fee
   waiver on April
   30, 2002.

Because this example
is hypothetical and
for comparison only,
your actual costs
will be different.

 Investment Objectives, Strategies and Risk
[GRAPHIC]


 Ticker Symbol:  Class A HIEIX  Class B N/A   Class C N/A  Institutional Class
                                      N/A
This section of the Prospectus provides a more complete description of the principal investment objectives and policies of the Fund. Of course, there can be no assurance that the Fund will achieve its investment objective. Additional descriptions of the Fund's risks, strategies, and investments, as well as other non-principal strategies and investments not described below, may be found in the Fund's Statement of Additional Information or SAI.

Investment Objective, Policies and Strategy

The Fund's investment objective is long-term capital appreciation. The Fund normally invests at least 65% of its total assets in equity securities (including American, European and Global Depositary Receipts) issued by companies based outside of the United States. The Fund may invest the balance of its assets in equity and debt securities of companies based in, and debt securities of governments and other issuers issued in, the United States and outside of the United States, including bonds and money market instruments.

The Fund seeks to achieve its investment objective primarily by investing in a diversified portfolio of equity investments in a variety of non-U.S. markets, focusing on the potential price appreciation, dividend yields and currency values. The Fund primarily invests in marketable companies located outside the U.S., including but not limited to companies in Japan, the United Kingdom, Germany, France, Switzerland, the Netherlands, Sweden, Australia and Singapore. The Fund also may invest up to 20% of its total assets in "emerging markets," including Mexico, Hong Kong, Indonesia, Malaysia, Thailand, South Africa and Peru. Emerging market debt carries significant risks of principal loss. This is due to the low quality of the bonds' issuers which increases the risk of default, the volatile nature of many of these countries' economies and markets, and the relatively small number of investors buying these securities which increases price volatility. A substantial portion of the Fund's assets will be denominated in foreign currencies. The Fund may selectively hedge its portfolio foreign currency exposure primarily by entering into forward foreign currency exchange contracts. The purpose of hedging the portfolio in this way is to attempt to protect the value of the Fund's investments or to "lock in" the price of a security the Fund has agreed to purchase or sell.

Delaware International's approach in selecting investments is primarily oriented to individual stock selection and is value driven. Delaware International also analyzes markets and the value of foreign currencies. In selecting stocks for the Fund, Delaware International:
 . Places emphasis on identifying well-managed companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential.
 . Considers whether the future dividends on a stock are expected to increase faster than, slower than, or in-line with the level of inflation, and discounts the value of future anticipated dividends back to what they would be worth if they were being paid today in order to compare the value of different investments.
 . Attempts to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued, and when the dollar buys more, the foreign currency may be considered to be undervalued. Securities in an undervalued currency may offer greater potential return, and may be an attractive investment for the Fund.

 Investment Objectives, Strategies and Risk
[GRAPHIC]


 . Considers such factors as the economic and political conditions in different areas of the world, the growth potential of various non-U.S. securities markets, and the availability of attractively priced securities within the respective foreign securities markets.

The Fund may hold some investments in debt obligations issued by non-U.S. issuers, including foreign companies and foreign governments and their national, regional and local agencies and instrumentalities, generally denominated in foreign currencies. The Fund invests primarily in high grade debt obligations (those rated in the top three credit rating categories of a nationally recognized statistical rating organization or, if unrated, judged by Delaware International to be of comparable quality). As a general matter, the Fund only invests in debt securities when Delaware International believes, considering the risks, that such investments offer better long-term potential returns with less risk than investments in foreign equity securities.

Portfolio Turnover. The portfolio turnover rate for the Fund is included in the Financial Highlights section of this Prospectus. The Fund is actively managed and, in some cases in response to market conditions, the Fund's portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders.

Temporary Defensive Positions. For temporary defensive purposes, the Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Sub-Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. The Fund may invest up to 35% of its assets in these conservative securities in order to meet liquidity needs. To the extent the fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objective.

 Investment Objectives, Strategies and Risk
[GRAPHIC]


Risk Factors

Because the Fund invests in foreign securities, its returns may vary, sometimes significantly, from those of the U.S. stock market. The Fund's investments in foreign securities have additional risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes changes in currency rates, nationalization, political changes, and diplomatic developments that could adversely affect the Fund's investments.

In connection with its purchases and sales of foreign securities, other than securities denominated in U.S. Dollars, the Fund considers the returns on the currencies in which the securities are denominated. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities held by the Fund. In a period when the U.S. Dollar generally rises against foreign currencies, the value of foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. Dollar generally declines, the value of foreign securities will be enhanced.

Investments in emerging market countries have higher risk than those of other foreign issuers. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales of foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and fluctuations in inflation rates have had and may continue to have a negative effect on the economies and securities markets of emerging market countries.

 Fund Management
[GRAPHIC]

The Investment Adviser

HSBC Asset Management (Americas) Inc., the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation) and HSBC Bank USA, serves as investment adviser to the Funds ("HSBC" or the "Adviser"). The Adviser is located at 452 Fifth Avenue, New York, NY 10018. As of December 31, 2000, HSBC manages more than $83 billion of assets of individuals, pension plans, corporations and institutions. The Adviser reviews, supervises and administers the Fund's investment program.

For the advisory services provided and the expenses assumed pursuant to its investment agreement with the Fund, the Adviser received a fee of .55% of the Fund's average net assets for the year ended December 31, 2000 but paid the entire fee to sub-advisers.*

Portfolio Manager

Mr. Frederic Lutcher III, Managing Director, is responsible for the investment management oversight of the International Equity Fund for HSBC in its role as adviser.

Sub-Adviser

The Adviser has retained Delaware International, Third Floor, 80 Cheapside, London, England EC2V 6EE to serve as the investment sub-adviser for the International Equity Fund. Delaware International provides investment services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. Delaware International manages approximately $42.5 billion, as of December 31, 2000, with over $14.3 billion, as of December 31, 2000, in international/global equity. Delaware International makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment programs.

Portfolio Manager

Mr. Clive A. Gillmore, Senior Portfolio Manager and Deputy Managing Director of Delaware International, is primarily responsible for daily management of the portfolio. Mr. Gillmore, a graduate of the Warwick University, England, and the London Business School Investment Program has been with the Sub-Adviser since 1990. Prior to joining Delaware International, he had eight years of investment experience. Delaware International and Mr. Gillmore assumed responsibility for the Fund in October 1998.

The Distributor and Administrator

BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS Fund Services") serves as the distributor of the Fund's shares. BISYS Fund Services may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

* HSBC waived a portion of its contractual fees with the Fund for the most recent fiscal year. Contractual fees (without waivers) are .90%.

 Shareholder Information
[GRAPHIC]

                       Pricing of Fund Shares
---------------------
How NAV is              Per share net asset value (NAV) is determined and its
Calculated              shares are priced at the close of regular trading on
                        the New York Stock Exchange, normally at 4:00 p.m.
The NAV is              Eastern time on days the Exchange is open. Fund shares
calculated by adding    will not be priced on days the New York Stock Exchange
the total value of      is closed for trading.
the Fund's
investments and
other assets,
subtracting its         The Fund invests in Securities that are primarily
liabilities and then    listed on foreign exchanges and trade on weekends or
dividing that figure    other days when the Fund does not price its shares. As
by the number of        a result, the Fund's NAV may change on days when
outstanding shares      shareholders will be unable to purchase or redeem the
of the Fund:            Fund's shares.

        NAV =           Your order for purchase, sale or exchange of shares is
   Total Assets -       priced at the next NAV calculated after your order is
     Liabilities        accepted by the Fund less any applicable sales charge
   -------------        as noted in the section on "Distribution
  Number of Shares      Arrangements/Sales Charges." This is what is known as
     Outstanding        the offering price.

You can find the        The Fund's securities are generally valued at current
Fund's NAV daily in     market prices. If market quotations are not available,
The Wall Street         prices will be based on fair value as determined by the
Journal and other       Fund's Trustees.
newspapers.
---------------------   Foreign securities are valued based on quotations from
                        the primary market in which they are traded and are
                        translated from the local currency into U.S. dollars
                        using current exchange rates. After the value of a
                        foreign security is established and an event occurs
                        which is likely to cause that value to change, the
                        security will be valued at fair value as determined by
                        the Board of Trustees.
                       --------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding to Your Shares

You may purchase
shares through the
Distributor or
through banks,
brokers, service
organizations and
other investment
representatives,
which may charge
additional fees and
may require higher
minimum investments
or impose other
limitations on
buying and selling
shares. If you
purchase shares
through an
investment
representative, that
party is responsible
for transmitting
orders by close of
business and may
have an earlier cut-
off time for
purchase and sale
requests. Consult
your investment
representative or
institution for
specific
information.

                                              Minimum    Minimum
                                              Initial   Subsequent
                  Account Type               Investment Investment
                  Regular                      $1,000      $50
                       -------------------------------------------
                  Automatic Investment Plan       $50      $50
                       -------------------------------------------

                        All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

--------------------------------------------------------------------------------

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.


There are no minimum investment requirements with respect to investments effected through certain automatic purchase and redemption arrangements on behalf of customer accounts maintained at Participating Organizations. The minimum investment requirements may be waived or lowered for investments effected on a group basis by certain other institutions and their employees, such as pursuant to a payroll deduction plan. All funds will be invested in full and fractional shares.

--------------------------------------------------------------------------------

Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding To Your Shares
By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent to:

By Regular Mail:         By Express Mail:
HSBC Family of Funds     HSBC Family of Funds
PO Box 163850            3435 Stelzer Road
Columbus, OH 43216-3850  Columbus, OH 43219

For Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "HSBC Family of Funds"

3. Mail or deliver application and payment to the address above.

For Subsequent Investments:

1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
 . Fund
 . Amount invested
 . Account name and number

2. Make check, bank draft or money order payable to "HSBC Family of Funds"

3. Mail or deliver investment slip and payment to the address above.

 Shareholder Information
[GRAPHIC]

                       Purchasing and Adding To Your Shares

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-634-2536. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-634-2536 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to 7 days to clear. There is generally no fee for ACH transactions.

By Wire Transfer

Telephone the Transfer Agent at 1-800-634-2536 for instructions. Please note your bank will normally charge you a fee for handling this transaction.

You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

 Shareholder Information
[GRAPHIC]
A
                      Purchasing and Adding To Your Shares

Automatic Investment Plan                 Directed Dividend Option

You can make automatic investments in     By selecting the appropriate box in
the Fund from your bank account,          the Account Application, you can
through payroll deduction or from your    elect to receive your distributions
federal employment, Social Security or    in cash (check) or have
other regular government checks.          distributions (capital gains and
Automatic investments can be as little    dividends) reinvested in another
as $50, once you've invested the $1,000   HSBC Fund without a sales charge.
minimum required to open the account.     You must maintain the minimum
                                          balance in each Fund into which you
To invest regularly from your bank        plan to reinvest dividends or the
account:                                  reinvestment will be suspended and
                                          your dividends paid to you. The Fund
 . Complete the Automatic Investment      may modify or terminate this
   Plan portion on your Account           reinvestment option without notice.
   Application.                           You can change or terminate your
  Make sure you note:                     participation in the reinvestment
  - Your bank name, address and           option at any time.
    account number                        --------------------------------------
  - The amount you wish to invest
    automatically (minimum $50)

  - How often you want to invest
    (every month, 4 times a year,
    twice a year or once a year)
 . Attach a voided personal check.

To invest regularly from your paycheck
or government check:
Call 1-800-634-2536 for an enrollment
form.

--------------------------------------------------------------------------------
Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for the Institutional Class than for Class A, Class B and Class C shares, because the Institutional Class has lower distribution expenses. Class A shares have higher distribution expenses than the Institutional Class, but lower distribution expenses than Class B and Class C shares, therefore dividends for Class A shares are higher than those of Class B and Class C. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
--------------------------------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

You may sell      Withdrawing Money From Your Fund Investment
your shares at
any time. Your    As a mutual fund shareholder, you are technically selling
sales price will  shares when you request a withdrawal in cash. This is also
be the next NAV   known as redeeming shares or a redemption of shares.
after your sell
order is          -------------------------------------------------------------
received by the
Fund, its         Contingent Deferred Sales Charge
transfer agent,
or your           When you sell Class B or Class C shares, you will be charged
investment        a fee for any shares that have not been held for a
representative.   sufficient length of time. These fees will be deducted from
Normally you      the money paid to you. See the section on "Distribution
will receive      Arrangements/Sales Charges" on page 22 for details.
your proceeds
within a week     -------------------------------------------------------------
after your
request is        Instructions for Selling Shares
received.
                  If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone      1. Call 1-800-634-2536 with instructions as to how you wish
(unless you have  to receive your funds (mail, wire, electronic transfer).
declined
telephone sales
privileges)
--------------------------------------------------------------------------------
By mail           1. Call 1-800-634-2536 to request redemption forms or write
(See "Selling     a letter of instruction indicating:
Your Shares--       . your Fund and account number
Redemptions in      . amount you wish to redeem
Writing             . address where your check should be sent
Required")          . account owner signature

                  2. Mail to:
                     HSBC Family of Funds
                     PO Box 163850
                     Columbus, OH 43216-3850

--------------------------------------------------------------------------------
By express        See instruction 1 above.
delivery service
(See "Selling     2. Send to
Your Shares--        HSBC Family of Funds
Redemptions in       3435 Stelzer Road
Writing              Columbus, OH 43219
Required")
--------------------------------------------------------------------------------

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

Wire transfer     Call 1-800-634-2536 to request a wire transfer.

You must          If you call in your redemption request of $1,000 or more by
indicate this     12:00 noon Eastern time, your payment will normally be wired
option on your    to your bank on the same business day.
application.

Your financial
institution may
charge a wire
transfer fee.

--------------------------------------------------------------------------------

Electronic        Call 1-800-634-2536 to request an electronic redemption.
Redemptions

                  If you call by 4 p.m. Eastern time, the NAV of your shares
Your bank must    will normally be determined on the same day and the proceeds
participate in    credited within 7 days.
the Automated
Clearing House
(ACH) and must
be a U.S. bank.

Your bank may
charge for this
service.

--------------------------------------------------------------------------------

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

 . Make sure you've checked the appropriate box on the Account Application. Or call 1-800-634-2536.
 . Include a voided personal check.
 . Your account must have a value of $10,000 or more to start withdrawals.
 . If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

 Shareholder Information
[GRAPHIC]

                      Selling Your Shares

Redemptions In Writing Required

You must request redemptions in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs")
2.Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:

 . Your account address has changed within the last 10 business days
 . The check is not being mailed to the address on your account
 . The check is not being made payable to the owners of the account
 . The redemption proceeds are being transferred to another Fund account with a different registration.
 . The redemption proceeds are being wired to bank instructions currently not on your account.

 Please note that signature guarantees are not required for redemptions made using check writing privileges.

 A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone redemption privileges will be suspended for a 30-day period following a telephone address change.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days from purchase date). You can avoid this delay by purchasing shares with a certified check.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund

 Shareholder Information
[GRAPHIC]


                      Selling Your Shares
operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be considered void. The check will be canceled and the money reinvested in the Fund.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

The Fund offers investors a choice among multiple classes of shares with different sales charges and expenses. In selecting which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your investment, (ii) the amount of any applicable sales charge imposed at the time of redemption and Rule 12b-1 fees, as noted below, (iii) whether you qualify for any reduction or waiver of any applicable sales charge,
(iv) the various exchange privileges among the different classes of shares and
(v) the fact that Class B shares automatically convert to Class A shares after six years. The Class A, Class B, Class C and Institutional Class shares are offered in this Prospectus.

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges.

                                                                             Institutional
                              Class A          Class B          Class C          Class
-------------------------------------------------------------------------------------------
Sales Charge (Load)       Front-end sales  No front-end     No front-end     None
                          charge 5.00%;    sales charge. A  sales charge. A
                          reduced sales    CDSC may be      CDSC may be
                          charges          imposed on       imposed on
                          available.       shares redeemed  shares redeemed
                                           within four      within one year
                                           years after      after purchase.
                                           purchase;
                                           shares
                                           automatically
                                           convert to
                                           Class A shares
                                           after 6 years.
-------------------------------------------------------------------------------------------
Distribution (12b-1) Fee  Subject to       Subject to       Subject to       None
                          annual           annual           annual
                          distribution     distribution     distribution
                          and shareholder  fee of up to     fees of up to
                          servicing fees   .75% of the      .75% of the
                          of up to .35%    Fund's net       Fund's net
                          of the Fund's    assets.          assets.
                          net assets.*
-------------------------------------------------------------------------------------------
Service Organization Fee  Subject to       Subject to       Subject to       None
                          annual Service   annual Service   annual Service
                          Organization     Organization     Organization
                          fee of up to     fee of up to     fee of up to
                          .35% of the      .50% of the      .50% of the
                          Fund's net       Fund's net       Fund's net
                          assets.**        assets.**        assets.**
-------------------------------------------------------------------------------------------
Fund Expenses             Higher annual    Higher annual    Higher annual    Lower annual
                          expenses than    expenses than    expenses than    expenses than
                          Institutional    Class A shares   Class A shares   Class A, Class
                          Class shares.    and              and              B and Class C
                                           Institutional    Institutional    shares.
                                           shares.          shares.
-------------------------------------------------------------------------------------------

 * The Distributor is contractually waiving .10% of its distribution fee for Class A shares through April 30, 2002.

** The Fund has committed to not pay a Service Organization Fee for Class A shares and limit such fee to .25% for Class B and Class C shares through April 30, 2002.

 Shareholder Information
[GRAPHIC]

                       Distribution Arrangements/Sales Charges

Calculation of Sales Charges

Class A Shares

Class A shares (formerly Service Class) are sold at their public offering price. This price includes the net asset value plus the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

Class A Only

                            Sales Charge   Sales Charge
                             as a % of       as a % of
  Your Investment          Offering Price Your Investment
---------------------------------------------------------
  Up to $49,999                5.00%           5.26%
---------------------------------------------------------
  $50,000 up to $99,999        4.50%           4.71%
---------------------------------------------------------
  $100,000 up to $249,999      3.75%           3.90%
---------------------------------------------------------
  $250,000 up to $499,999      2.50%           2.56%
---------------------------------------------------------
  $500,000 up to $999,999      2.00%           2.04%
---------------------------------------------------------
  $1,000,000 and above         1.00%           1.01%

--------------------------------------------------------------------------------

Class B and Class C Shares

Class B and C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the fourth anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of redemption. If you sell your Class C shares before the first anniversary of purchase, you will pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

Class B Shares

    Years Since    CDSC as a % of Dollar
      Purchase    Amount Subject to Charge
------------------------------------------
  0-1                      4.00%
------------------------------------------
  1-2                      3.00%
------------------------------------------
  2-3                      2.00%
------------------------------------------
  3-4                      1.00%
------------------------------------------
  more than 4               None
------------------------------------------

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

If you sell some but not all of your Class B or C shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

The Class B CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class B shares. Although Class B shares are sold without an initial sales charge, the Distributor normally pays a sales commission of the purchase price of Class B shares to the dealer from its own resources at the time of the sale. The Distributor and its agents may assign their right to receive any Class B CDSC, certain distribution and service organization fees, to an entity that provides funding for up-front sales commission payments.

Class C Shares

There is no sales charge imposed upon purchases of Class C shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. Unlike Class B shares, Class C shares do not convert to Class A shares.

Conversion Feature--Class B Shares

 . Class B shares automatically convert to Class A shares of the same Fund after six years from the end of the month of purchase.

 . After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

 . You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

 . If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Sales Charge Reductions

Class A Shares

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

 . By initially investing a minimum of $1,000 and informing the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge.

 . Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

Sales Charge Waivers

Class A Shares

The following qualify for waivers of sales charges:

 . Shares purchased by investment representatives through fee-based investment products or accounts.

 . Proceeds from redemptions from another mutual fund complex within 90 days after redemption, if you paid a front end sales charge for those shares.

 . Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any HSBC Fund.

 . Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

 . Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Class B Shares and Class C Shares

The CDSC will be waived under certain circumstances, including the following:

 . Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

 . Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

 . Returns of excess contributions to retirement plans.

 . Distributions of less than 12% of the annual account value under a Systematic Withdrawal Plan.

 . Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

Reinstatement Privilege

If you have sold shares and decide to reinvest in the Fund within a 60 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 60 days of the date your instructions to sell were processed.

Distribution (12b-1) Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. The 12b-1 fees vary by share class as follows:

 . Class A shares pay a 12b-1 fee of up to .35% of the average daily net assets of the Fund.

 . Class B and Class C shares pay a 12b-1 fee of up to .75% of the average daily net assets of the Fund.

 . The higher 12b-1 fee on Class B and Class C shares, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge. In particular, those fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

 . Institutional Class shares do not pay a 12b-1 fee. This will cause expenses for Class A, Class B and Class C shares to be higher and dividends to be lower than for Institutional Class shares.

Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution fees.

 Shareholder Information
[GRAPHIC]

                      Distribution Arrangements/Sales Charges

Service Organizations

Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organizations") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Fund will pay the Service Organization a fee at an annual rate of up to .35% for Class A shares and up to
 .50% for Class B and Class C shares (the fees are 0%, .25% and .25%, respectively, pursuant to the Fund's committments) of the average daily net asset value of shares for which the Service Organization from time to time performs services, which include:

 . receiving and processing shareholder orders

 . performing the accounting for the customers' sub-accounts

 . maintaining retirement plan accounts

 . answering questions and handling correspondence for individual accounts

 . acting as the sole shareholder of record for its customers' accounts

 . issuing shareholder reports and transaction confirmations

 . performing daily "sweep" functions

Investors who purchase, sell or exchange shares for the Fund through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Funds but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to shareholders sub-accounts.

Questions?
Call 1-800-634-2536 or your investment representative.

 Shareholder Information
[GRAPHIC]

                       Exchanging Your Shares

You can exchange       Instructions for Exchanging Shares
your shares that
have been held for     Exchanges may be made by sending a written request to
at least seven days    HSBC Family of Funds, PO Box 163850, Columbus OH 43216-
in the Fund for        3850, or by calling 1-800-634-2536. Please provide the
shares of the same     following information:
class of another
HSBC Fund, usually      . Your name and telephone number
without paying
additional sales        . The exact name on your account and account number
charges (see "Notes     . Taxpayer identification number (usually your Social
on Exchanges"). No        Security number)
transaction fees are
charged for
exchanges.

You must meet the
minimum investment      . Dollar value or number of shares to be exchanged
requirements for the
Fund into which you     . The name of the Fund from which the exchange is to
are exchanging.           be made
Exchanges from the
Fund to another are     . The name of the Fund into which the exchange is
taxable. You should       being made.
review the
prospectus of the      See "Selling your Shares" for important information
HSBC Fund before       about telephone transactions. The Fund reserves the
making an exchange.    right to modify or terminate the exchange privilege
                       upon 60 days written notice.

                       To prevent disruption in the management of the Fund, due to market timing strategies, exchange activity may be limited to 4 exchanges within a 12 month period.

                       You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the Money Market Fund. To participate in the Automatic Exchange:

                        . Complete the appropriate section of the Account
                          Application.

                        . Keep a minimum of $10,000 in the Money Market Fund
                          and $1,000 in the Fund whose shares you are buying.

To change the          Notes on Exchanges
Automatic Exchange
instructions or to     When exchanging from a Fund that has no sales charge or
discontinue the        a lower sales charge to a Fund with a higher sales
feature, you must      charge, you will pay the difference.
send a written
request to HSBC        The registration and tax identification numbers of the
Family of Funds,       two accounts must be identical.
P.O. Box 163850,
Columbus, Ohio         The Exchange Privilege (including automatic exchanges)
43216-3850.            may be changed or eliminated at any time upon a 60-day
                       notice to shareholders.

                       Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

 Shareholder Information
[GRAPHIC]

                       Dividends, Distributions and Taxes
Any income the Fund receives in the form of interest or dividends is paid out, less expenses, to its shareholders as dividends. The Fund pays dividends and distributes capital gains at least annually.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Taxes on capital gains by the Fund will vary with the length of time the Fund has held the security--not how long you have invested in the Fund. Distributions attributable to net gains on securities held by the Fund for more than one year will be treated by you as long-term capital gains, and taxed at a lower rate than ordinary income.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. You might be entitled to a credit against your income tax for withholding taxes imposed on distributions. You will receive information about this as part of your federal income tax reporting information.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 Financial Highlights
[GRAPHIC]

The financial highlights table is intended to help you understand the Fund's financial performance for the last 5 years. No information is presented with respect to Class C shares as the Fund had not issued any Class C shares as of December 31, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

HSBC International Equity Fund

                                     Class A Shares (formerly Service
                                             Class Shares)(b)
                                    -----------------------------------------
                                     For the Year ended December 31,
                                    -----------------------------------------
                                     2000      1999    1998    1997     1996
                                    ------    ------  ------  ------   ------
Net Asset Value, Beginning of
 Period............................ $12.56    $11.38  $10.35  $10.60   $ 9.97
                                    ------    ------  ------  ------   ------
Investment Activities
 Net investment income (loss)......   0.23      0.22    0.08    0.06**  (0.02)
 Net realized and unrealized gains
  (losses) from investment and
  foreign currency transactions....   0.01      2.01    1.09   (0.28)    0.65
                                    ------    ------  ------  ------   ------
 Total from Investment Activities..   0.24      2.23    1.17   (0.22)    0.63
                                    ------    ------  ------  ------   ------
Distributions
 From net investment income........  (0.25)    (0.20)  (0.10)  (0.03)      --
 In excess of net investment
  income...........................     --     (0.06)     --      --       --
 From net realized gains from
  investment and foreign currency
  transactions.....................  (1.50)    (0.79)  (0.04)     --       --
                                    ------    ------  ------  ------   ------
 Total Distributions...............  (1.75)    (1.05)  (0.14)  (0.03)      --
                                    ------    ------  ------  ------   ------
Net Asset Value, End of Period..... $11.05    $12.56  $11.38  $10.35   $10.60
                                    ======    ======  ======  ======   ======
Total Return (excludes sales or
 redemption charges)...............   2.04%    19.87%  11.32%  (2.06)%   6.32 %
Ratios/Supplemental Data:
 Net Assets at end of period
  (000)............................ $  263    $  249  $  259  $  309   $  409
 Ratio of expenses to average net
  assets...........................   1.11%     1.01%   1.12%   1.17 %   2.10 %
 Ratio of net investment income
  (loss) to average net assets.....   2.00%     1.84%   0.81%   0.54 %  (0.19)%
 Ratio of expenses to average net
  assets*..........................       (a)   1.63%   1.94%   2.19 %   2.94 %
 Portfolio turnover rate***........   6.65%    22.60% 163.90% 112.54 %  77.91 %

------
  * During the period, certain fees were voluntary and/or contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated. Ratios for periods prior to December 31, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements.
 ** Based on average shares outstanding.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 (a) For the ended year December 31, 2000, there were no voluntary fee reductions/reimbursements. For the year ended December 31, 2000, certain fees were contractually reduced and/or reimbursed.
 (b) Effective July 1, 1999, the Fund redesignated Service Class shares as Class A shares.

 Financial Highlights
[GRAPHIC]

HSBC International Equity Fund

                                    Institutional Class Shares
                            ----------------------------------------------------
                               For the Year ended December 31,
                            ----------------------------------------------
                             2000       1999     1998     1997      1996
                            -------    -------  -------  -------   -------
Net Asset Value, Beginning
 of Period................  $ 12.56    $ 11.38  $ 10.35  $ 10.61   $  9.98
                            -------    -------  -------  -------   -------
Investment Activities
 Net investment income
  (loss)..................     0.27       0.22     0.08     0.04**   (0.01)
 Net realized and
  unrealized gains
  (losses) from investment
  and foreign currency
  transactions............    (0.03)      2.01     1.09    (0.27)     0.64
                            -------    -------  -------  -------   -------
 Total from Investment
  Activities..............     0.24       2.23     1.17    (0.23)     0.63
                            -------    -------  -------  -------   -------
Distributions
 From net investment
  income..................    (0.25)     (0.20)   (0.08)   (0.02)       --
 In excess of net
  investment income.......       --      (0.06)   (0.02)   (0.01)       --
 From net realized gains
  from investment and
  foreign currency
  transactions............    (1.50)     (0.79)   (0.04)      --        --
                            -------    -------  -------  -------   -------
 Total Distributions......    (1.75)     (1.05)   (0.14)    (.03)       --
                            -------    -------  -------  -------   -------
Net Asset Value, End of
 Period...................  $ 11.05    $ 12.56  $ 11.38  $ 10.35   $ 10.61
                            =======    =======  =======  =======   =======
Total Return..............     2.04%     19.87%   11.32%   (2.15)%    6.31 %
Ratios/Supplemental Data:
 Net Assets at end of
  period (000)............  $41,297    $70,060  $65,139  $67,458   $21,110
 Ratio of expenses to
  average net assets......     1.08%      1.00%    1.14%    1.12 %    2.04 %
 Ratio of net investment
  income (loss) to average
  net assets..............     1.97%      1.83%    0.81%    0.35 %   (0.10)%
 Ratio of expenses to
  average net assets*.....         (a)    1.47%    1.61%    1.91 %    2.89 %
 Portfolio turnover
  rate***.................     6.65%     22.60%  163.90%  112.54 %   77.91 %

------
  * During the period, certain fees were contractually and/or voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated. Ratios for periods prior to December 31, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements.
 ** Based on average shares outstanding.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 (a) For the year ended December 31, 2000, there were no voluntary fee reductions/reimbursements. For the year ended December 31, 2000, certain fees were contractually reduced and/or reimbursed.

 Financial Highlights
[GRAPHIC]
A
International Equity Fund

Selected per share data for a share outstanding throughout the period indicated.

                                                              Class B Shares
                                                           --------------------
                                                           For the period ended
                                                            December 31, 2000*
                                                           --------------------
Net Asset Value, Beginning of Period......................        $12.02
                                                                  ------
Investment Activities:
 Net investment income....................................          0.05
 Net realized and unrealized gains/(losses) from
  investment and foreign currency transactions............          0.16
                                                                  ------
Total from Investment Activities..........................          0.21
                                                                  ------
Dividends:
 Net investment income....................................         (0.22)
 Net realized gains from investment and foreign currency
  transactions............................................         (0.99)
                                                                  ------
 Total Dividends..........................................         (1.21)
                                                                  ------
Net Asset Value, End of Period............................        $11.02
                                                                  ======
Total Return (excludes redemption charge).................          1.79%(a)
Ratios/Supplemental Data:
 Net Assets at end of period (000's)......................        $   21
 Ratio of expenses to average net assets..................          2.32%(b)
 Ratio of net investment income to average net assets.....          0.98%(b)
 Portfolio turnover rate**................................          6.65%

------
(a)  Not Annualized.
(b)  Annualized.
 *   Class B commenced operations on August 9, 2000.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports (Reports):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other Funds in the HSBC Family, or request other information and discuss your questions about the International Equity Fund by contacting a broker or bank that sells the Fund or contact the Fund at:


                  HSBC Family of Funds
                  3435 Stelzer Road, Columbus, Ohio 43219
                  Telephone: 1-800-634-2536
                  ----------------------------

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information about the operations of the Public Reference Room can be obtained by calling 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may request documents from the Securities Commission, upon payment of duplicating fee, by electronic request at public info @sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file no. 811-06057.

                            HSBC MUTUAL FUNDS TRUST
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 (800) 634-2536


                      STATEMENT OF ADDITIONAL INFORMATION

                                Dated: April 30, 2001


          This Statement of Additional Information (the "SAI") describes the Growth and Income Fund, the International Equity Fund (the "International Fund"), the Fixed Income Fund, and the New York Tax-Free Bond Fund (the "New York Fund") (collectively, the "Funds"), each a series of HSBC Mutual Funds Trust.

          Each Fund offers Class A, Class B and Class C shares. The International Fund also offers Institutional Class shares. Class A shares are subject to a front-end sales load. Class B shares and Class C shares are not subject to a front-end sales load but may be subject to a contingent deferred sales charge. Class A, Class B, and Class C shares are all subject to shareholder servicing and Rule 12b-1 fees. The Institutional Class shares are available to customers of financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit sharing or benefit plan for such customers or employees. The Institutional Class shares are not subject to a sales load and do not impose any shareholder servicing or Rule 12b-1 fees. See "Shares of Beneficial Interest" herein.

          Shares of the Funds are primarily offered for sale by BISYS Fund Services, the Distributor, as an investment vehicle for institutions, corporations, fiduciaries and individuals. Certain banks, financial institutions and corporations ("Service Organizations") have agreed to act as shareholder servicing agents for investors who maintain accounts at the Service Organizations and to perform certain services for the Funds.


          This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds' Prospectuses, each dated April 30, 2001. This SAI contains additional and more detailed information than that set forth in the Funds' Prospectuses and should be read in conjunction with the Funds' Prospectuses. The Financial Statements included in Fund's respective Annual Report dated December 31, 2000 are incorporated by reference into this SAI. To obtain a copy of a Prospectus or most recent Annual or Semi-Annual Report, without charge, write to the Funds at the address listed above or call the toll free number listed above.

          Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, HSBC Asset Management (Americas) Inc. or any of its affiliates, and are not insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the funds involves risk, including the possible loss of principal.

                               TABLE OF CONTENTS

                                                                                Page No.
                                                                                --------
DESCRIPTION OF THE TRUST....................................................         3
INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS............................         3
INVESTMENT RESTRICTIONS.....................................................        94
MANAGEMENT..................................................................        97
INVESTMENT ADVISORY AND OTHER SERVICES......................................       100
SERVICE ORGANIZATIONS.......................................................       108
CALCULATION OF YIELDS AND PERFORMANCE INFORMATION...........................       110
DETERMINATION OF NET ASSET VALUE............................................       113
PORTFOLIO TRANSACTIONS......................................................       114
PORTFOLIO TURNOVER..........................................................       116
EXCHANGE PRIVILEGE..........................................................       117
PURCHASE OF SHARES..........................................................       118
RIGHT OF ACCUMULATION.......................................................       121
LETTER OF INTENT............................................................       121
REDEMPTIONS.................................................................       122
SYSTEMATIC WITHDRAWAL PLAN..................................................       123
INCOME TAXES................................................................       124
SHARES OF BENEFICIAL INTEREST...............................................       133
CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT.........................       141
INDEPENDENT AUDITORS........................................................       143
COUNSEL.....................................................................       143

FINANCIAL STATEMENTS......................................................   143
APPENDIX..................................................................   A-1

                           DESCRIPTION OF THE TRUST


          HSBC Mutual Funds Trust (the "Trust") is an open-end, diversified management investment company organized in Massachusetts on November 1, 1989. The Trust is currently comprised of the four separate investment portfolios discussed herein, each having its own investment objective and policies, namely; the Growth and Income Fund, the International Equity Fund, the Fixed Income Fund, and the New York Tax-Free Bond Fund.

               INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

          Reference is made to the Prospectus for a discussion of the investment objectives and policies of each Fund. In addition, set forth below is further information relating to the Funds. The discussion below supplements and should be read in conjunction with the relevant Prospectus. Each Fund is advised by HSBC Asset Management (Americas) Inc (the "Adviser"). The Adviser has retained Delaware International Advisers LTD to serve as sub-adviser to the International Fund.


          Growth and Income Fund. The investment objective of the Growth and Income Fund is to provide investors with long-term growth of capital and current income. The Fund seeks to achieve its objective by investing, under ordinary market conditions, primarily in common stocks, preferred stocks and securities convertible into or with rights to purchase common stocks ("equity securities"). As a matter of fundamental policy, during normal market conditions, at least 65% of the value of the Fund's total assets will be invested in equity securities. The balance of the Fund's assets may be invested in various types of fixed income securities and in money market instruments. Most of the Fund's investments will be securities listed on the New York or American Stock Exchanges or on NASDAQ and may also consist of American Depository Receipts ("ADRs") and investment company securities (see "Other Investment Practices of the Funds" in this Prospectus for further information on these investments).
The Adviser expects that the Fund's investments will consist of companies which will be of various sizes and in various industries and may in many cases be leaders in their fields. In addition, the Fund may, within certain limitations as set forth below, lend portfolio securities, enter into repurchase agreements, invest in when-issued and delayed delivery securities and write covered call options. The Fund may use stock index futures, related options and options on stock indices for the sole purpose of hedging the portfolio. The Growth and Income Fund's investments in fixed income securities will primarily consist of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and investment grade debt obligations issued or guaranteed by domestic corporations or commercial banks. From time to time, the Fund may also invest up to 5% of its total assets in the debt obligations of foreign issuers. The types of debt obligations in which the Growth and Income Fund will invest include, among others, bonds, notes, debentures, commercial paper, variable and floating rate demand and master demand notes, zero coupon securities and asset-backed and mortgage-related securities.

          The Fund intends to stay invested in the equity securities described above to the extent practicable in light of its investment objective and long-term investment perspective. Under ordinary market conditions, therefore, no more than 35% of the Fund's total assets will be invested in fixed income securities and money market instruments for purposes of meeting the Fund's investment objective of current income. However, for temporary defensive purposes, e.g., during periods in which adverse market changes or other adverse economic conditions warrant as determined by the Adviser, the Fund may invest up to 100% of its total assets in money market instruments as described below.

International Fund. The investment objective of the International Fund is to seek to provide investors with long-term capital appreciation. The Fund seeks to achieve its objective by investing, under ordinary market conditions, at least 65% of its total assets in equity securities (including American, Global and European Depositary Receipts) issued by companies based outside of the United States. The balance of the Fund's assets will generally be invested in equity securities of companies based in and debt securities of companies and governments issued in the United States and outside the United States including bonds and money market instruments. The Fund may, for temporary defensive purposes, invest up to 100% of its assets in these instruments.

Fixed Income Fund. The investment objective of the Fixed Income Fund is generation of high current income consistent with appreciation of capital. The Fund seeks to achieve its objective by investing, under ordinary market conditions, in a variety of fixed-income securities. Under normal conditions, at least 65% of its total assets will be invested in fixed income securities rated at least Baa by Moody's Investors Services or BBB by Standard & Poor's Corporation or which is comparably rated by another rating agency or, if unrated, is determined by the Adviser to be of comparable quality. The balance of the Fund's investments may be invested in variable and floating rate debt securities which meet the issuer and quality standard described above as well as taxable municipal securities and money market securities. The Fixed Income Fund will base its investment selection upon analysis of prevailing market and economic conditions. Although the Fund has no present intention of doing so, the Fund may utilize options on securities, interest rate futures contracts and options thereon to reduce certain risks to its investments and to attempt to enhance income, but not for speculation.


New York Fund. The investment objective of the New York Fund is to provide as high a level of current income exempt from Federal, New York State and New York City income taxes as is consistent with relative stability of capital. As a matter of fundamental policy, the Fund will maintain 80% of net assets in tax-exempt municipal obligations that are not subject to the Federal alternative minimum tax. The Fund may elect to invest 20% of total assets in securities subject to the Federal alternative minimum tax. Generally at least 65% of the Fund's total assets will be invested in bonds of New York issuers. The balance of the Fund may be invested in other New York obligations or other securities that are not New York obligations and therefore subject to New York State and New York City income taxes.


Securities and Investment Practices

          Short-Term Trading. Although the Funds will not make a practice of short- term trading, purchases and sales of securities will be made whenever necessary or desirable in the management's view to achieve the investment objective of the Funds. Management does not expect that in pursuing each Fund's investment objective unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with such investment objective. The management believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing the Funds' investment objectives than would otherwise be the case. A higher incidence of portfolio turnover will result in greater transaction costs to the Funds.

          Depository Receipts. (Growth and Income Fund and International Fund) The International Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other depositary receipts.
The Growth and Income Fund may invest in ADRs only. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. GDRs are issued globally and evidence a similar ownership arrangements. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe and GDRs are designed for trading in non-U.S. securities markets. The International Equity Fund may invest in ADRS, EDRs, CDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to holders of such receipts in respect of the deposited securities.

The Growth and Income Fund intends to invest less than 20% of the Fund's total net assets in ADRs.

          There are certain risks associated with investments in unsponsored depositary programs. Because the non-U.S. company does not actively participate in the creation of the depositary program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the depositary receipts pays nothing to establish the unsponsored facility, as fees for depositary receipt issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

          In an unsponsored depositary program, there also may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

          In addition, with respect to all depositary receipts, there is always the risk of loss due to currency fluctuations.

          Foreign Securities. (International Fund and Growth and Income Fund) Investment in securities of foreign issuers may subject the Fund to risks of foreign political, economic and legal conditions and developments that an investor would not encounter investing in equity securities issued by U.S. domestic companies. Such conditions or developments might include favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets of companies in which the Fund invests, nationalization of such companies, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against a foreign issuer. Also, foreign securities may not be as liquid as, and may be more volatile than, comparable domestic common stocks. In addition, foreign securities markets are generally not as developed or efficient as those in the United States. There is generally less government supervision and regulation of foreign securities exchanges, brokers and companies than in the United States. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The Fund, in connection with its purchases and sales of foreign securities, other than securities denominated in United States Dollars, is influenced by the returns on the currencies in which the securities are denominated. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities held by the Fund. In a period when the U.S. Dollar generally rises against foreign currencies, the value of foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. Dollar generally declines, the value of foreign securities will be enhanced. Further, brokerage costs in purchasing and selling securities in foreign securities markets generally are higher than such costs in comparable transactions in domestic securities markets, and foreign custodial costs relating to the Fund's portfolio securities are higher than domestic custodial costs.

          Investment in emerging market countries presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales of foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have a negative effect on the economies and securities markets of certain emerging market countries.

          Securities of Foreign Governments and Supranational Organizations. (International Fund and Fixed Income Fund) The Funds may invest in U.S. dollar-denominated debt securities issued by foreign governments, their political subdivisions, governmental authorities, agencies and instrumentalities and supranational organizations. The International Fund can also invest in such obligations denominated in foreign currencies. A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational organizations include, among others, the International Bank for Reconstruction and Development (World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-American Development Bank, the Asian Development Bank, and the African Development Bank. The Funds may also invest in "quasi-government securities" which are debt obligations issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction which are not backed by its full faith and credit and general taxing powers.

          Investing in foreign government and quasi-government securities involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. Government. The values of foreign investments are affected by changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. In addition, investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and lack of uniform accounting and auditing standards.

          Writing Covered Calls.  (Growth and Income Fund and International
Fund) The Funds may seek to earn premiums by writing covered call options against some of the securities in its portfolio provided the options are listed on a national securities exchange. A call option is "covered" if a Fund owns the underlying securities covered by the call. The purchaser of the call option obtains the right to acquire these securities at a fixed price (which may be less than, the same as, or greater than the current market price of such securities) during a specified period of time. The Fund, as the writer of the option, forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit.

          Each Fund retains the risk of loss should the price of the underlying security decline below the purchase price of the underlying security minus the premium. The aggregate value of the securities subject to options written by a Fund may not exceed 25% of the value of the Fund's net assets.

          To the extent permitted below, the Funds may engage in transactions for the purchase and sale of stock index options, stock index futures contracts and options on stock index futures.

          Options on Securities. (International Fund and Fixed Income Fund) Each Fund may write (sell) covered put and call options and purchase put and call options with a value of up to 25% of its total assets. The Funds will engage in options trading principally for hedging purposes. The Funds may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. Each Fund may purchase call options, but only to effect a "closing transaction"--i.e., to offset an obligation pursuant to a previously written call option to prevent an underlying security from being called, or to permit the sale of the underlying security or the writing of a new option on the security prior to the outstanding option's expiration. Each Fund may also purchase securities with put options, sometimes referred to as stand-by commitments, which are otherwise eligible for investment in amounts not exceeding 10% of its total assets, when a Fund anticipates a decline in the market value of securities in the Fund's portfolio. The Fund will incur costs, in the form of premiums, on options it purchases and may incur transaction costs on options that it exercises. A Fund will ordinarily realize a gain from a put option it has purchased if the value of the securities subject to the option decreases sufficiently below the exercise price to cover both the premium and the transaction costs.

          Stock Index Options. (Growth and Income Fund and International Fund) The Funds may purchase and write put and call options on stock indexes listed on national securities exchanges for the purpose of hedging their portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the American Stock Exchange Oil & Gas Index or the Computer and Business Equipment Index.

          Options on stock indexes are similar to options on stock, except that
(a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the difference between the closing level of the stock index upon which the option is based and the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

          Investment in Bond Options. (Fixed Income Fund) The Fund may purchase put and call options and write covered put and call options on securities in which the Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

          The Fund may write put and call options on bonds only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, or other liquid assets with a value equal to the exercise price in a segregated account with its custodian.

          The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, the Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

          Stock Index Futures Contracts. (Growth and Income Fund and International Fund) The Funds may enter into stock index futures contracts in order to protect the value of their common stock investments. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. As the aggregate market value of the stocks in the index changes, the value of the index also will change. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller will recognize a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser will realize a loss in that amount. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract. The Funds will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets.

          When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

          Each Fund intends to utilize stock index futures contracts only for the purpose of attempting to protect the value of its common stock portfolio in the event of a decline in stock prices and, therefore, usually will be the seller of stock index futures contracts. This risk management strategy is an alternative to selling securities in a portfolio and investing in money market instruments. Also, stock index futures contracts may be purchased to protect the Fund against an increase in prices of stocks which the Fund intends to purchase. If a Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, the Fund could purchase a stock index futures contract which may be used to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If the Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, the Fund will realize a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchases. The Funds also may buy or sell stock index futures contracts to close out existing futures positions.

          Options on Stock Index Futures. (Growth and Income Fund and International Fund) The Funds may purchase and write call and put options on stock index futures contracts which are traded on a United States or foreign exchange or board of trade. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the option period. Upon exercise of the option, the writer of the option is obligated to convey the appropriate futures position to the holder of the option. If an option is exercised on the last trading day before the expiration date of the option, a cash settlement will be made in an amount equal to the difference between the closing price of the futures contract and the exercise price of the option.

          The Funds may use options on stock index futures contracts solely for bona fide hedging or other appropriate risk management purposes. If a Fund purchases a call (put) option on a futures contract, it benefits from any increase (decrease) in the value of the futures contract, but is subject to the risk of decrease (increase) in value of the futures contract. The benefits received are reduced by the amount of the premium and transaction costs paid by the Fund for the option. If market conditions do not favor the exercise of the option, the Fund's loss is limited to the amount of such premium and transaction costs paid by the Fund for the option.

          If a Fund writes a call (put) option on a stock index futures contract, the Fund receives a premium but assumes the risk of a rise (decline) in value in the underlying futures contract. If the option is not exercised, the Fund gains the amount of the premium, which may partially offset unfavorable changes due to interest rate or currency exchange rate fluctuations in the value of the securities held or to be acquired for the Fund's portfolio. If the option is exercised, the Fund will incur a loss, which will be reduced by the amount of the premium it receives. However, depending on the degree of correlation between changes in the value of its portfolio securities (or the currency in which they are denominated) and changes in the value of futures positions, the Fund's losses from writing options on futures may be partially offset by favorable changes in the value of portfolio securities or in the cost of securities to be acquired.

          The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Funds' ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market. The Funds will sell options on futures and on stock indices only to close out existing hedge positions.

          Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. Over-the-counter ("OTC") options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that a Fund will succeed in negotiating a closing out of a particular OTC option at any particular time. If the Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

          The staff of the United States Securities and Exchange Commission (the "SEC") has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in- the-money. Pending resolution of the issue, the Fund will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to the Fund's limitation on investments in securities that are not readily marketable.

          Each Fund's successful use of stock index futures contracts, options on such contracts and options on indices depends upon the Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of a Fund's portfolio diverges from the composition of the relevant index. Such imperfect correlation may prevent a Fund from achieving the intended hedge or may expose a Fund to risk of loss. In addition, if a Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, a Fund might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, a Fund's ability to establish and maintain positions will depend on market liquidity. The successful utilization of hedging and risk management transactions requires skills different form those needed in the selection of the Fund's portfolio securities. The Funds believe that the Adviser possesses the skills necessary for the successful utilization of hedging and risk management transactions.

          Positions in options, futures and options on futures may be closed out only on an exchange which provides a secondary market for such purposes. There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or related option at any specific time. Thus, it may not be possible to close such an option or futures position which could have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market for such options or futures.

          Pursuant to undertakings with the Commodity Futures Trading Commission ("CFTC"), (i) each Fund has agreed to restrict the use of futures and related options only for the purpose of hedging, as such term is defined in the CFTC's rules and regulations; (ii) the Funds will not enter into futures and related transactions if, immediately thereafter, the sum of the margin deposits on a Fund's existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of such Fund's total assets after taking into account unrealized profits and unrealized losses on any such contract; (iii) the Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in commodity futures and related options; and (iv) the Funds will segregate assets to cover the futures and options.

          Interest Rate Futures Contracts and Options Thereon. (International Fund and Fixed Income Fund) The Funds may use interest rate futures contracts ("futures contracts") principally as a hedge against the effects of interest rate changes. A futures contract is an agreement to purchase or sell a specified amount of designated debt securities for a set price at a specified future time. At the time it enters into a futures transaction, the Fund is required to make a performance deposit (initial margin) of cash or liquid securities with its custodian in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures which is continually "marked to market."

          The Fund is permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of the Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Fund will not market, and is not marketing, itself as a commodity pool or otherwise as a vehicle for trading in futures and related options. The Fund will segregate assets to cover the futures and options. If the market moves favorably after the Fund enters into an interest rate futures contract as a hedge against anticipated adverse market movements, the benefits from such favorable market movements on the value of the securities so hedged will be offset in whole or in part, by a loss on the futures contract.

          The Fund may engage in futures contract sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, the Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities it holds.

          Options on Interest Rate Futures Contracts. (International Equity Fund and Fixed Income Fund) Each Fund may purchase put and call options on interest rate futures contracts. Each Fund may also write (sell) put and call options on such futures contracts. As with futures contracts, the Funds will purchase or sell options on interest rate futures contracts solely for bona fide hedging purposes and not as a means of speculative trading. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial performance deposit and are subject to calls for variation margin.

          Forward Foreign Exchange Contracts. (International Fund) The Fund may conduct its foreign currency exchange transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market or by entering into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and its customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

          At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

          The Fund may enter into forward foreign exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, a Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

          Additionally, when management of the Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund's foreign assets.

          The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund's custodian will place cash or readily marketable securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign exchange contracts requiring the Fund to purchase foreign currencies or forward contracts entered into for non-hedging purposes. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

          The Fund generally will not enter into forward contracts with a term of greater than one year. Using forward contracts to protect the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Fund can achieve at some future point in time.

          While the Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks and, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving a complete hedge or may expose the Fund to risk of foreign exchange loss.

          Options on Currencies. (International Fund) The Fund will purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Fund's exposure to changes in dollar exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

          Risks Involving Futures Transactions. Transactions by the Funds in futures contracts and options thereon involve certain risks. One risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in a Fund's portfolio (the portfolio securities will not be identical to the securities underlying the futures contracts). In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract and option prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures and option positions in certain cases. Inability to liquidate positions in a timely manner could result in the Fund incurring larger losses than would otherwise be the case.

          Option Premiums. (Growth and Income Fund and International Fund) In order to comply with certain state securities regulations, the Funds have agreed to limit maximum premiums paid on put and call options on other than futures contracts to less than 2% of each Fund's net assets at any one time.

          U.S. Government Securities.  (Growth and Income Fund and Fixed Income
Fund) The Funds may invest in all types of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less) U.S. Treasury notes (generally maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and obligations issued or guaranteed by U.S. Government agencies or which are supported by the full faith and credit pledge of the U.S. Government. In the case of U.S. Government obligations which are not backed by the full faith and credit pledge of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States in the event the agency or instrumentality is unable to meet its commitments. Such securities may also include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and participations in loans made to foreign governments or their agencies that are substantially guaranteed by the U.S. Government (such as Government

Trust Certificates). See "Mortgage-Related Securities" and "Asset-Backed Securities" below.

          Mortgage-Related Securities. (Growth and Income Fund and Fixed Income
Fund) Each Fund may, consistent with its investment objective and policies, invest in mortgage-related securities.

          Mortgage-related securities, for purposes of the Funds' Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. Similarly, because the average life of mortgage related securities may lengthen with increases in interest rates, the portfolio weighted average life of the mortgage-related securities in which the Fund invests may at times lengthen due to this effect. Under these circumstances, the Adviser may, but is not required to, sell securities in order to maintain an appropriate portfolio average life.

          Regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the yield and total return a Fund will receive when these amounts are reinvested.

          There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities, and among the securities that they issue. Mortgage-related securities created by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due based on its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          In addition to GNMA, FNMA or FHLMC certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, the Funds also may invest in mortgage pass-through securities, where all interest payments go to one class of holders ("Interest Only Securities" or "IOs") and all principal payments go to a second class of holders ("Principal Only Securities" or "POs"). These securities are commonly referred to as mortgage-backed security strips or MBS strips. The yields to maturity on IOs and POs are particularly sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the return on POs could be adversely affected. Each Fund will treat IOs and POs as illiquid securities except for IOs and POs issued by U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by the Adviser subject to the supervision of the Board of Trustees.

          The Funds may also invest in certain Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Interest and prepaid principal on a CMO or REMIC are paid monthly or semi-annually. CMOs and REMICs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs and REMICs are structured into multiple classes, with each class bearing a different expected maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes generally receive principal only after the earlier classes have been retired. To the extent a particular CMO or REMIC is issued by an investment company, the Fund's ability to invest in such CMOs or REMICs will be limited. The Funds will not invest in the residual interests of REMICs.

          The Adviser expects that new types of mortgage-related securities may be developed and offered to investors. The Adviser will, consistent with each Funds' investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

          The yield characteristics of mortgage-related securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

          Like other bond investments, the value of mortgage-backed securities will tend to rise when interest rates fall and to fall when interest rates rise. Their value may also be affected by changes in the market's perception of the creditworthiness of the entity issuing or guaranteeing them or by changes in government regulations and tax policies. The magnitude of these fluctuations generally will be greater when the average maturity of a Fund's portfolio securities is longer.

          Assumptions generally accepted by the industry concerning the probability of early payment may be used in the calculation of maturities for debt securities that contain put or call provisions, sometimes resulting in a calculated maturity different than the stated maturity of the security.

          Asset-backed Securities. (Growth and Income Fund and Fixed Income
Fund) Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass- through structures described above or in a pay-through structure similar to the collateralized mortgage structure. Consistent with the Fund's investment objectives, policies and quality standards, each Fund may invest in these and other types of asset-backed securities which may be developed in the future.

          Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements as a letter of credit from a bank, excess collateral or a third-party guarantee.

          Zero Coupon Securities. (Growth and Income Fund and Fixed Income Fund) The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

          The Funds may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently. Under the STRIPS (Separate Trading of Registered Interest and Principal of Securities) program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

          Current Federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.

          Variable and Floating Rate Demand and Master Demand Notes. (Growth and Income Fund and Fixed Income Fund) Each Fund may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. Each Fund's investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments which are not readily marketable, will be limited to an aggregate total of 15% of the Fund's net assets.

          Each Fund may also buy variable rate master demand notes. The terms of the obligations permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, each Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria set forth in this Prospectus for investment in money market instruments.

          Loans of Portfolio Securities. (All Funds) Each Fund may, subject to the restrictions set forth under "Investment Restrictions," make loans of portfolio securities to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, equal to at least 102% of the current market value of the securities loaned (including accrued dividends and interest thereon) plus the interest payable with respect to the loan is maintained by the borrower with the lending Fund in a segregated account. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution and whether the income to be earned from the loan justifies the attendant risks. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities which a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof which is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund an amount equal to any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.

          The Funds will not loan securities having an aggregate value which exceeds 33-1/3% of the current value of the Fund's total assets. Loans of securities will be subject to termination at the lender's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Fund, its investment adviser or subadviser.

          Repurchase Agreements. (All Funds) Each Fund may invest in securities pursuant to repurchase agreements, whereby the seller agrees to repurchase such securities at the Fund's cost plus interest within a specified time (generally one day). While repurchase agreements involve certain risks not associated with direct investments in the underlying securities, the Funds will follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks and registered broker-dealers having creditworthiness determined by the Adviser to be substantially equivalent to that of issuers of debt securities rated investment grade. In addition, the Funds' repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and that the Fund's custodian will take possession of such collateral. In the event of a default or bankruptcy by the seller, the Fund will seek to liquidate such collateral. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price plus accrued interest. However, the exercise of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the 1940 Act. It is the current policy of the Funds (except the International Fund) not to enter into repurchase agreements exceeding in the aggregate 10% (15% in the case of the Fixed Income Fund) of the market value of the Fund's total assets.

          Repurchase agreements may involve certain risks. If the seller in the transaction becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code, recent amendments to the Bankruptcy Code permit the Funds to exercise a contractual right to liquidate the underlying securities.
However, if the seller is a stockbroker or other entity not afforded protection under the Bankruptcy Code, an agency having jurisdiction over the insolvent entity may determine that a Fund does not have the immediate right to liquidate the underlying securities. If the seller defaults, a Fund might incur a loss if the value of the underlying securities declines. A Fund may also incur disposition costs in connection with the liquidation of the securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through selection criteria established by the Board of Trustees and monitoring procedures.

          Illiquid Securities. (All Funds) A Fund will not invest in illiquid securities if immediately after such investment more than 15% of such Fund's net assets (taken at market value) would be invested in such securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          Each Fund may also invest in restricted securities issued under
Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

          The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the "NASD"). Consequently, it is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

          The Adviser will monitor the liquidity of restricted securities in each Fund's portfolio under the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 15% of the respective Fund's average daily net assets. Rule 144A securities which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 9.

          Investment Company Securities. (All Funds) Each Fund may invest up to 10% of its total assets in securities issued by other investment companies. Such securities will be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"), which include a prohibition against a Fund investing more than 10% of the value of its total assets in such securities. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative services fees. Each Fund may not invest more than 5% of its total assets in the securities of any one investment company.

          Long-term and Short-term Corporate Debt Obligations. (International Fund, Growth and Income Fund and Fixed Income Funds) The Funds may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. The bank obligations in which each Fund may invest are certificates of deposit, bankers' acceptances, and fixed time deposits. The Adviser, in choosing corporate debt securities on behalf of the Fund will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations the Adviser deems appropriate. Except for temporary defensive purposes, the International Fund is limited to 20% of its total assets in these types of securities and the Growth and Income Fund is limited to 5% of its total assets.

          The Funds will not purchase corporate debt securities rated below Baa by Moody's Investors Service ("Moody's") or BBB by Standard & Poor's Corporation ("S&P") or to the extent certain U.S. or foreign debt obligations are unrated or rated by other rating agencies, result in comparable quality. While "Baa"/"BBB" and comparable unrated securities may produce a higher return than higher rated securities, they are subject to a greater degree of market fluctuation and credit risk than the higher quality securities in which the Fund may invest and may be regarded as having speculative characteristics as well.

          After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Adviser will consider such event in its determination of whether the Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk of principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories. To the extent the ratings given by a rating agency may change as a result of changes in such organization or its rating systems, the Fixed Income Fund will attempt to conform its ratings systems to such changes as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

          Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions.

          Convertible Securities.  (Growth and Income Fund and International
Fund) The Fund may invest in convertible securities which have characteristics similar to both fixed income and equity securities. Convertible securities pay a stated rate of interest and generally are convertible into the issuer's common stock at a stated conversion price prior to call or redemption. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

          When-issued and Delayed-delivery Securities. (All Funds) The Funds may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The New York Fund will only make commitments to purchase municipal obligations on a when-issued basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. The when-issued securities are subject to market fluctuation and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself in which case there could be an unrealized loss at the time of delivery.

          Each Fund will maintain liquid assets in segregated accounts with its custodian in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments. It is the current policy of the International Equity Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

          Investments in Municipal Securities (the Fixed Income Fund). The Fixed Income Fund may, when deemed appropriate by the Adviser and consistent with the investment objective of the Fund, invest in obligations of state and local governmental issuers which carry taxable yields that are comparable to yields of other fixed-income instruments of comparable quality or, which the Adviser believes possess the possibility of capital appreciation. Municipal obligations may include bonds which may be categorized as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source, but not by the general taxing power.

          The Fund may also invest in municipal notes rated at least MIG-1 by Moody's or SP-1 by S&P. Municipal notes will consist of tax anticipation notes, bond anticipation notes, revenue anticipation notes and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

          The Fund may also invest in municipal commercial paper, provided such commercial paper is rated at least "Prime-1" by

Moody's or "A-1" by S&P or, if unrated, is of comparable investment quality as determined by the Adviser.

          Money Market Securities. (All Funds) Under normal market conditions, the Fund may invest up to 20% of its total assets in various money market instruments such as bank obligations, commercial paper, variable rate master demand notes, shares of money market mutual funds, bills, notes and other obligations issued by a U.S. company, the U.S. Government, a foreign company or a foreign government, its agencies or instrumentalities denominated in U.S. dollars. For temporary defensive purposes, each such Fund may invest 100% of its total assets in such money market instruments subject to certain restrictions. All money market instruments will be limited to those which carry a rating of MIG-1 or P-1 by Moody's or SP-1 or A-1 by S&P, or which are comparably rated by another rating agency or, if unrated, are of comparable quality as determined by the Adviser pursuant to guidelines established and regularly reviewed by the Board of Trustees. During times when the Fund is maintaining a temporary defensive posture, it may be unable to achieve fully its investment objective.

          The Fund's investments in money market instruments will consist of (i) short-term obligations of the U.S. Government, its agencies and instrumentalities; (ii) other short-term debt securities rated A or higher by Moody's or S&P or, if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper, including master demand notes; (iv) bank obligations, including certificates of deposit, bankers' acceptances and time deposits; and (v) repurchase agreements. At the time the Growth and Income Fund invests for temporary defensive purposes in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or S&P, or the issuer's parent corporation must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Adviser. During times when the Fund is maintaining a temporary defensive posture, it may be unable to achieve fully its investment objective.

                    Municipal Obligations.  (New York Fund)

          To attempt to attain its investment objective, the Fund invests in a broad range of Municipal Obligations which meet the rating standards described in the Prospectus. The tax-exempt status of a Municipal Obligation is determined by the issuer's bond counsel at the time of the issuance of the security. Municipal Obligations, which pay interest that is excludable from gross income for Federal income tax purposes and which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, include:

          Municipal Bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of schools, highways and other public facilities, for general operating expenses and for making loans to other public institutions. Industrial development and pollution control bonds are municipal bonds which are issued by or on behalf of public authorities to provide funding for the construction, equipment, repair and improvement of various privately operated facilities.

          Municipal bonds may be categorized as "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and general taxing power for the payment of principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source, but not by the general taxing power. Industrial development and pollution control bonds (now generally referred to as "private activity bonds") are, in most cases, revenue bonds and do not generally carry the pledge of the credit of the issuing municipality or public authority.

          Municipal Notes. Municipal notes include, but are not limited to, tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and project notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the United States

Government. Investments in municipal notes are limited to notes which are rated at the date of purchase "MIG-2" or better ("VMIG-2" or better in the case of variable rate notes) by Moody's or "SP-2" or better by S&P or comparably rated by other NRSROs, or, if not rated, are in the opinion of the New York Fund's investment adviser, of comparable investment quality. (See Appendix for description of ratings.)

          Municipal Commercial Paper. Municipal commercial paper is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. It is paid from the general revenues of the issuer or refinanced with additional issuances of commercial paper or long-term debt. Investments in municipal commercial paper are limited to issues rated "Prime-2" or better by Moody's or "A-2" or better by S&P or comparably rated by other NRSROs, or, if not rated, are in the opinion of the Fund's Adviser of comparable investment quality.

          After purchase by the New York Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Adviser will consider such event in its determination of whether the New York Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the New York Fund will attempt to conform its rating systems to such changes as standards for investments in accordance with the investment policies contained in this Prospectus and in the Statement of Additional Information.

          Although an investment in the New York Fund is not insured, certain of the municipal obligations purchased by the New York Fund may be insured as to principal and interest by companies that provide insurance for municipal obligations. These obligations are identified as such in the New York Fund's financial statements.

          For purposes of diversification under the 1940 Act the identification of the issuer of New York Municipal Obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of an industrial development bond or pollution control bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

          New York Obligations

          The New York Fund's assets will be invested primarily in municipal obligations that are exempt from Federal, New York State and New York City income tax in the opinion of bond counsel to the issuer and in participation certificates in such obligations purchased from banks, insurance companies and other financial institutions. Dividends paid by the New York Fund which are attributable to interest income on tax-exempt obligations of the State of New York and its political subdivisions, and of Puerto Rico, other U.S. territories or possessions and their political subdivisions will be exempt from Federal, New York State and New York City personal and corporate income taxes. The New York Fund may purchase municipal obligations issued by other states, their agencies and instrumentalities, the interest income on which will be exempt from Federal income tax but will be subject to New York State and New York City personal and corporate income taxes. As a matter of fundamental policy, the New York Fund will invest no less than 80% of its net assets in New York obligations.

          Opinions relating to the validity of municipal obligations (including New York Obligations) and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Trust nor the Adviser will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

          The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by the Fund.

          The New York Fund's Investment in Taxable Securities. As described in the Prospectus, the Fund may, with certain limitations, elect to invest in certain taxable securities and repurchase agreements with respect to those securities. The New York Fund may elect to invest up to 20% of the current value of its total assets in securities subject to the Federal alternative minimum tax. In addition, the Fund may invest up to 100% of its total assets in these and other taxable securities to maintain a temporary "defensive" posture when, in the opinion of the Fund's investment adviser, it is advisable to do so. During times when the Fund is maintaining a temporary defensive posture, it may be unable to fully achieve its investment objective.

          The types of taxable securities (in addition to "alternative minimum tax" securities) in which the Fund may invest are limited to the following money market instruments which have remaining maturities not exceeding one year: (i) obligations of the United States Government, its agencies or instrumentalities;
(ii) negotiable certificates of deposit and bankers' acceptances of United States banks which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (iii) domestic commercial paper rated "P-1" by Moody's or "A-1" or "A-1+" by S&P or comparably rated by another nationally recognized statistical rating organization; and (iv) repurchase agreements. The Fund also has the right to hold cash equivalents of up to 100% of its total assets when the Fund's investment adviser deems it necessary for temporary defensive purposes.

          Securities with Put Rights. (New York Fund) When the Fund purchases municipal obligations it may obtain the right to resell them, or "put" them, to the seller at an agreed upon price within a specific period prior to their maturity date. These transactions are also known as "stand-by commitments."

          The amount payable to the Fund by the seller upon its exercise of a put will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Absent unusual circumstances, the Fund values the underlying securities at their amortized cost. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.

          The Fund's right to exercise a put is unconditional and unqualified.
A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. The Fund expects that puts will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities).

          The Fund may enter into put transactions only with broker-dealers and banks which, in the opinion of the Fund's Adviser, present minimal credit risks. The Fund's ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer or bank should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

          The Fund intends to enter into put transactions solely to maintain portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a put will not affect the valuation of the underlying security which will continue to be valued in accordance with the amortized cost method. The actual put will be valued at zero in determining net asset value. Where the Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put.

          Floating Rate Instruments. Certain municipal obligations which the New York Tax Free Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. Such obligations may carry a demand or "put" feature which would permit the holder to tender them back to the issuer (or to a third party) at par value prior to maturity. The Fund's investment adviser will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuers of such obligations, and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due, which may affect the ability of the issuer of the instrument to make payment when due.

          Risk Factors for the New York Fund

          The following information as to certain New York risk factors is given to investors in view of the New York Fund's policy of concentrating its investments in New York Municipal Obligation issuers. The factors affecting the financial conditions of the State of New York (the "State") are complex, and the following description constitutes only a brief summary; it does not purport to be a complete description and is based on information from official statements relating to general obligation bonds issued by the State of New York. The accuracy and completeness of the information contained in such offering statements has not been independently verified.

          Since the New York Fund invests primarily in obligations of New York issuers, the marketability and market value of these obligations may be affected by long-term economic problems which face New York City and New York State. In particular, the ability of the State and the City to finance independently has been adversely affected in the past by their inability to achieve or maintain favorable credit ratings. There can also be an effect on the market price of securities of other New York issuers if the City receives less favorable credit ratings and if certain of its economic problems continue. If these problems are not resolved, or if new ones develop, they could adversely affect the various New York issuers' ability to meet their financial obligations. There can be no assurance that New York City or the local entities, or the State, will not face budget gaps in future years. The ability of the New York Fund to meet its objective is affected by the ability of issuers to meet their payment obligations. A default by an issuer of an obligation held by the New York Fund could result in a substantial loss of principal with respect to that obligation and a potential decline in the New York Fund's net asset value.

          The New York Fund is permitted to invest up to 25% of the value of its total assets in the securities of any one issuer without adhering to the 5% issuer limitation described under "Investment Restrictions". To the extent that the New York Fund invests up to 25% of its total assets in the securities of any one issuer, there may be an increased risk of loss to the New York Fund.

          The State's fiscal year begins on April 1st and ends on March 31st. On March 30, 2000, the State adopted the debt service portion of the State budget for the 2000-01 fiscal year; on May 5, 2000, it enacted the remainder of the budget. The Governor approved the budget as passed by the Legislature. Prior to passing the budget in its entirety for the 2000-01 fiscal year, the State enacted appropriations that permitted the State to continue its operations.


          Following enactment of the 2000-01 budget, the State prepared a Financial Plan for the 2000-01 fiscal year (the "2000-01 Financial Plan") that sets forth projected receipts and disbursements based on the actions taken by the Legislature. On January 16, 2001, the State released the Third Quarterly Update to the 2000-01 Financial Plan (the "Update"). For fiscal year 2000-01,

General Fund disbursements, including transfers to support capital projects, debt service and other funds, were estimated at $38.92 billion ($39.90 billion as of the Update), an increase of $1.75 billion or 4.72% over 1999-2000. Projected spending under the 2000-01 enacted budget was $992 million above the Governor's Executive Budget recommendations.


          The 2000-01 Financial Plan projected closing balances in the General Fund and other reserves of $3.2 billion, with $1.14 billion projected for the General Fund as of the Update.


          Several developments arising from negotiations on the budget will affect State finances in subsequent years. First, a portion of Legislative additions to the 2000-01 Executive Budget will recur at higher spending levels in 2001-02 and beyond, including increased funding for school aid, tuition assistance, and prescription drug coverage for the elderly. Second, the Legislature enacted the Debt Reform Act of 2000 (Debt Reform Act). The Debt Reform Act, which applies to new State-supported debt issued on or after April 1, 2000, imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only, and restricts the maximum term of State debt issuances to no more than 30 years. Finally, the State adopted an additional tax relief package that will reduce tax receipts by $1.2 billion when fully effective; this package includes the elimination or reduction of gross receipts taxes on energy ($330 million), the expansion of the "Power for Jobs" energy tax credit program ($125 million), a college tuition deduction or credit taken against personal income taxes ($200 million), and reduction of the marriage penalty for taxpayers who file jointly ($200 million).


          Many complex political, social and economic forces influence the State's economy and finances, which in turn may affect the State Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan also is based upon forecasts of national and State economic activity. Economic forecasts frequently have failed to predict accurately the timing and magnitude of changes in the national and State economies. The Division of Budget (DOB) believes that its projections of receipts and disbursements relating to State Financial Plans, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth in the State's Annual Information Statement and any updates and summarized below, and those projections may be changed materially and adversely from time to time. See the section entitled "Special Considerations" below for a discussion of risks and uncertainties faced by the State.


          2000-01 State Financial Plan

          Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds. The State's fund structure adheres to the accounting standards of the Governmental Accounting Standards Board.

          General Fund

          The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 2000-01 fiscal year, the General Fund (exclusive of transfers) is expected to account for approximately 46.6% of All Governmental Funds disbursements and 67.8% of total State Funds disbursements. General Fund moneys also are transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.


          Total receipts and transfers from other funds are projected to be $39.72 billion in 2000-01, an increase of $2.32 billion over 1999-2000. Total General Fund disbursements and transfers to other funds are projected to be $39.29 billion, an increase of $2.12 billion over 1999-2000.


          The State revised the cash-basis 2000-01 State Financial Plan on January 16, 2001 with the release of the 2001-02 Executive Budget. The DOB now expects the State to close the 2000-01 fiscal year with an available cash surplus of $1.36 billion in the General Fund. The projected surplus as reported by DOB results from

$1.71 billion in higher projected receipts, reduced in part by $346 million in higher estimated disbursements compared to the July 31, 2000 update (the "Mid-Year Update"). The DOB revised its projected receipts and disbursements based on a review of actual operating results through December 2000, as well as an analysis of underlying economic and programmatic trends it believes may affect the Financial Plan for the balance of the fiscal year.


          The Governor has recommended that the entire $1.36 billion surplus be used to increase reserves. At the close of the current fiscal year, the DOB proposes to deposit $80 million from the surplus into the State's Tax Stabilization Reserve Fund (TSRF) (the sixth consecutive annual deposit). In the 2001-02 Executive Budget, the Governor is proposing to use the remaining $1.28 billion from the projected 2000-01 surplus to help guard against the impact of a national economic downturn and ensure that previous tax reduction commitments proceed on schedule.


          Through the first nine months of 2000-01, General Fund receipts, including transfers from other funds, totaled $32.54 billion. General Fund disbursements, including transfers to other funds, totaled $27.23 billion. The updated 2000-01 Financial Plan projections incorporate these results.


          Projected General Fund Receipts - Total General Fund receipts and transfers in 2000-01 are projected to be $39.72 billion ($40.12 billion as of the Update), an increase of $2.32 billion from the $37.40 billion recorded in 1999-2000. This total includes $36.35 billion in tax receipts, $1.34 billion in miscellaneous receipts, and $2.03 billion in transfers from other funds. The transfer of $3.4 billion net resources through the tax refund reserve account from 1999-2000 to the 2000-01 fiscal period has the effect of exaggerating the growth in State receipts from year to year by depressing reported 1999-2000 figures and inflating 2000-01 projections.


          The Personal Income Tax is imposed on the income of individuals, estates and trusts and is based, with certain modifications, on Federal definitions of income and deductions. Net General Fund personal income tax collections are projected to reach $24.33 billion in 2000-01, well over half of all General Fund receipts and nearly $4 billion above the reported 1999-2000 collection total. Much of this increase is associated with the $3.4 billion net impact of the transfer of the surplus from 1999-2000 to the current year as partially offset by the diversion of an additional $1.99 billion in income tax receipts to the School Tax Relief (STAR) fund. The STAR program was created in 1997 as a State-funded local property tax relief program funded through the use of personal income tax receipts. Adjusted for these transactions, the growth in net income tax receipts is roughly $1.3 billion, an increase of almost 5%.


          This growth is largely a function of two factors: (i) the 9% growth in income tax liability projected for tax year 2000; and (ii) the impact of the 1999 tax year settlement recorded early in the 2000-01 fiscal year.

          The most significant statutory changes made this fiscal year provide for an increase, phased-in over two years, in the earned income tax credit from 25% to 30% of the Federal credit.

          User taxes and fees are comprised of three-quarters of the State's 4% sales and use tax, cigarette, alcoholic beverage, container, and auto rental taxes, and a portion of the motor fuel excise levies. This category also includes receipts from the motor vehicle registration fees and alcoholic beverage license fees. Dedicated transportation funds outside of the General Fund receive a portion of motor fuel tax and motor vehicle registration fees and all of the highway use taxes. Receipts from user taxes and fees are projected to total $7.02 billion, a decrease of $583 million below reported collections in the prior year.

          The sales tax and cigarette tax components of this category account for virtually all of the 2000-01 decline. Growth in base sales tax yield, after adjusting for tax law and other changes, is projected at 4.5%. Modest decreases in motor fuel and alcoholic beverage taxes over 1999-2000 levels also are expected. However, receipts from auto rental taxes are estimated to increase modestly.

          Business taxes include franchise taxes based generally on net income of general business, bank and insurance corporations, as well as gross-receipts-based taxes on utilities and gallonage-based petroleum business taxes.

          Total business tax collections in 2000-01 are now projected to be $4.23 billion, $332 million below results for the prior fiscal year. The year-over-year decline in projected receipts in this category is largely attributable to statutory changes. These include the first year impact of a scheduled corporation franchise tax rate reduction, a reduction in the cap on tax liability for non-life insurers, and the expansion of the economic development zone (renamed Empire Zones, effective May 19, 2000) and zone equivalent areas tax credits. Ongoing tax reductions include the second year of the corporation franchise rate reduction, the gross receipts tax rate cut from 3.25% to 2.5%, the continuation of the "Power for Jobs" program, and the use of tax credits for investments in certified capital companies.

          Other taxes include the estate and gift tax, the real property gains tax and pari-mutual taxes. Taxes in this category are now projected to total $766 million, $341 million below last year's amount. The primary factors accounting for most of the expected decline are legislation enacted previously that repealed both the real property gains tax and the gift tax and significantly reduced estate tax rates, and the incremental effects of tax reductions in the pari-mutual tax.

          Miscellaneous receipts include investment income, abandoned property receipts, medical provider assessments, minor Federal grants, receipts from public authorities, and certain other license and fee revenues. Miscellaneous receipts are expected to total $1.34 billion, down $309 million from the prior year amount. This reflects the loss of non-recurring receipts received in 1999-2000 and the phase-out of the medical provider assessments completed in January 2000.

          Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements, including the 1% sales tax used to support payments to Local Government Assistance Corporation (LGAC).

          Transfers from other funds are expected to total $2.03 billion, or $108 million less than total receipts from this category during 1999-2000. Total transfers of sales taxes in excess of LGAC debt service requirements are expected to decrease by approximately $74 million, while transfers from all other funds are expected to decrease by $34 million.

          Projected General Fund Disbursements - General Fund disbursements, including transfers to support capital projects, debt service and other funds, are estimated in the Mid-Year Update to be at $39.29 billion in 2000-01 ($1.14 billion as of the Update), an increase of $370 million over the Financial Plan enacted in May 2000. The entire net increase in disbursements reflects the cost of labor agreements ratified by State employee unions and approved by the State Legislature.

          Following the pattern of the last three fiscal years, education programs receive the largest share of new funding contained in the 2000-01 Financial Plan. School aid is expected to grow by $850 million or 8.0% over 1999-2000 levels (on a State fiscal year basis). Outside of education, the largest growth in spending is for State Operations ($801 million increase) and general State charges ($104 million).

          The Financial Plan also reflects the use of resources from the Health Care Reform Act of 2000 (HCRA 2000) that will help finance several health and mental hygiene programs in Special Revenue Funds, including prescription drug assistance for the elderly, supplemental Medicare insurance, and other public health services.

          Grants to Local Governments is the largest category of General Fund disbursements and includes financial assistance to local governments and not-for-profit corporations, as well as entitlement benefits to individuals. The largest areas of spending in this category are for aid to elementary and secondary schools (43%) and for the State's share of Medicaid payments to providers (21%). Grants to Local Governments are projected in the Update to be at $26.86 billion.

          Under the 2000-01 enacted budget, General Fund spending on school aid is projected at $11.47 billion on a State fiscal year basis, an increase of $850 million from the prior year. The budget provides additional funding for operating aid, building aid, and several other targeted aid programs. For all other educational programs, disbursements are projected to grow by $376 million to $3.23 billion.

          Spending for Medicaid in 2000-01 is projected to total $5.59 billion, an increase of 4% from 1999-2000. Welfare spending is projected at $1.20 billion, a decrease of $77 million from the prior year. Disbursements for all other health and social welfare programs are projected to total $1.93 billion, an increase of $262 million.

          The remaining disbursements primarily support community-based mental hygiene programs, local transportation programs, and revenue sharing payments to local governments. Revenue sharing and other general purpose aid to local governments is projected at $923 million.

          State operations pays for the costs of operating the Executive, Legislative, and Judicial branches of government, including the prison system, mental hygiene institutions, and the State University of New York (SUNY). Spending in State operations is projected in the Mid-Year Update to be $7.40 billion, an increase of $801 million over the prior year. The growth reflects $324 million for new labor contracts, offset by $30 million in savings from efficiencies in agency operations, a $38 million reduction in one-time receipts from the SUNY, and a $56 million decrease in Federal grants from the Department of Correctional Services. The State's overall workforce is expected to remain stable at around 195,000 employees.

          General State charges account for the costs of providing fringe benefits to State employees and retirees of the Executive, Legislature, and Judiciary. These payments, many of which are mandated by statute and collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation, and unemployment insurance. General State charges also cover State payments-in-lieu-of-taxes to local governments for certain State-owned lands, and the costs of defending lawsuits against the State and its public officers.

          Disbursements in this category are estimated at $2.19 billion, an increase of $104 million from the prior year. The change primarily reflects higher health insurance rates in calendar year 2000, primarily to cover the increasing cost of providing prescription drug benefits for State employees. The 2000-01 spending estimate continues to assume the $250 million in offset funds related to the dissolution of the Medical Malpractice Insurance Association, which is the last year these funds are expected to be available.

          This category accounts for debt service on short-term obligations of the State, i.e., the interest costs of the State's commercial paper program. The commercial paper program is expected to have a maximum of $45 million outstanding during 2000-01, as this program is being replaced with additional variable rate general obligation bonds. The majority of the State's debt service is for long-term bonds, and is shown in the Financial Plan as a transfer to the General Debt Service Fund.

          Transfers to other funds from the General Fund are made primarily to finance certain portions of State capital projects spending and debt service on long-term bonds where these costs are not funded from other sources.

          Long-term debt service transfers are projected at $2.26 billion in 2000-01, an increase of $18 million from 1999-2000. The increase reflects debt service costs from prior-year bond sales (net of refunding savings) and certain sales planned to occur during the 2000-01 fiscal year to support new capital spending, primarily for economic development, the environment and education.

          Transfers for capital projects provide General Fund support for projects that are not financed with bond proceeds, dedicated taxes, other revenues, or Federal grants. Transfers in this category are projected to total $234 million in 2000-01, an increase of $23 million from the prior year.

          All other transfers, which reflect the remaining transfers from the General Fund to other funds, are estimated to

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total $294 million in 2000-01, a decline of $94 million from 1999-2000.

          The DRRF is assumed by the DOB to be reclassified from the General Fund to the Capital Projects fund type in 2000-01. The 2000-01 Financial Plan reflects the deposit of an additional $250 million in General Fund receipts to DRRF in 2000-01, as well as $250 million in one-time resources from the State's share of tobacco settlement proceeds.

          General Fund Closing Balance - The DOB projects a closing balance of $1.14 billion in the General Fund for 2000-01. The balance is comprised of $627 million in the TSRF (for unanticipated budget shortfalls), $150 million in the Contingency Reserve Fund (CRF) (for litigation risks), $338 million in the Community Projects Fund (CPF) (for legislative initiatives) and $29 million in the Universal Pre-Kindergarten Fund.

          In addition to the General Fund closing balance of $1.14 billion, the State will have a projected $1.85 billion in the tax refund reserve account at the end of 2000-01. The refund reserve account is used to adjust personal income tax collections across fiscal years to pay for tax refunds, as well as to accomplish other Financial Plan objectives. The projected balance of $1.85 billion is comprised of $1.28 billion from the 2000-01 surplus, $521 million from LGAC that may be used to pay tax refunds during 2000-01 but must be on deposit at the close of the fiscal year, and $49 million in other funds designated to pay other tax refunds.

          The closing fund balance also excludes $1.2 billion in the STAR (for future STAR payments) and $250 million in the DRRF (for 2001-02 debt reduction).

          2001-02 State Financial Plan

          The Governor presented his 2001-02 Executive Budget to the Legislature on January 16, 2001. The Executive Budget contains financial projections for the State's 2000-01 through 2003-04 fiscal years, a detailed economic forecast and a proposed Capital Program and Financing Plan for the 200 1 -02 through 2005-06 fiscal years. The State Constitution permits the Governor to submit amendments to the Executive Budget within 30 days of submission.

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

At this time, the DOB does not anticipate any material revisions to the Financial Plan recommended by the Governor on January 16, 2001.

          The 2001-02 Financial Plan based on the Executive Budget projects receipts in excess of disbursements on a cash basis in the General Fund, after accounting for the transfer of available receipts from 2000-01 to 2001-02 through the refund reserve account. Under the Governor's Executive Budget, total General Fund receipts, including transfers from other funds, are projected at $42.46 billion, an increase of $2.34 billion (5.8%) over the current fiscal year. General Fund disbursements, including transfers to other funds, are recommended to grow by 3.6% to $41.34 billion, an increase of $1.45 billion over 2000-01. State Funds spending (the portion of the budget supported exclusively by State taxes, fees, and revenues) is projected to total $57.39 billion, an increase of $2.68 billion or 4.9%. Spending from All Governmental Funds is expected to grow by 5.3%, increasing by $4.19 billion to $83.62 billion.

          There can be no assurance that the Legislature will enact into law the Governor's Executive Budget or that the State's adopted budget projections will not differ materially and adversely from these projections.

          General Fund

          Projected General Fund Receipts - The 2001-02 Financial Plan projects General Fund receipts, including transfers from other funds, of $42.46 billion, an increase of $2.34 billion over 2000-01. After adjusting for tax law and administrative changes, recurring growth in the General Fund tax base is projected to be approximately 5.1% during 2001-02.

          Personal Income Tax collections for 2001-02 are projected to reach $26.48 billion, an increase of $2.69 billion (11.3%) over 2000-01. The growth is due in part to an estimated increase in income tax liability of 10.8% in 2000 and 5.1% in 2001. The large increase in liability in recent years has been supported by the continued surge in taxable income attributable to the growth in equity markets and wages associated with Wall Street bonuses. The

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

large income gains from stock market performance are expected to moderate substantially in 2001.

          User tax and fee receipts in 2001-02 are projected at $7.44 billion, an increase of $20 million over 2000-01. Growth is affected by the incremental impact of approximately $140 million in enacted tax reductions, and the diversion of remaining motor fuel tax receipts to the Dedicated Highway and Bridge Trust Fund and the Dedicated Mass Transportation Trust Fund. Adjusted for these changes, the underlying growth of user tax and fee receipts is projected at 2.5%.

          Total business taxes are projected at $4.17 billion in 2001-02, a decrease of $292 million from 2000-01. Receipts from the corporation franchise tax, which is the largest source of business tax receipts, are projected to decline by $161 million in 2001-02, mainly as the result of enacted tax reductions. Receipts are also expected to decline for the petroleum business tax ($88 million), bank tax ($46 million), and insurance tax ($27 million).

          Receipts from all other taxes, which include receipts from estate and gift levies, pari-mutuel taxes, and other minor sources, are projected to total $771 million in 2001-02, a decrease of $10 million from 2000-01.

          Miscellaneous receipts are projected to total $1.43 billion in 2001-02, a decrease of $71 million from the current year, largely as a result of a reduction in investment income

          Projected General Fund Disbursements - The State projects General Fund disbursements of $41.34 billion in 2001-02, an increase of $1.45 billion (3.6%) over the revised projections for 2000-01. The growth in spending occurs throughout the Financial Plan, with the largest increase for Grants to Local Governments ($914 million), followed by State Operations ($274 million), Transfers to Other Funds ($254 million), and General State Charges ($7 million).

          Grants to Local Governments include financial aid to local governments and non-profit organizations, as well as entitlement payments for individuals. The largest areas of spending in local assistance are for aid to public schools (44%) and for the

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State's share of Medicaid payments to medical providers (22%). Spending for higher education (6%), mental hygiene (6%), welfare assistance (4%), and children and families services (3%) represent the next largest areas of local aid.

          Spending in local assistance is estimated at $27.77 billion in 2001-02, an increase of $914 million (3.4%) from the current fiscal year. The growth is comprised primarily of increases for school aid, Medicaid, health, and mental health, offset by decreases in welfare and the elimination of stock transfer incentive aid payments to New York City.

          General Fund spending for school aid is projected at $12.13 billion in 2001-02 (on a State: fiscal year basis) an increase of $612 million (5.3%). This increase, which on a school year basis is $382 million, will fund formula-based and categorical aid programs, as well as the "tail" of aid payable for the 2000-01 school year. The Executive Budget also recommends changes to expand the amount of flexible operating aid provided to schools across the State and to target new State resources to the highest-need school districts.

          Medicaid spending is estimated at $6.08 billion in 2001-02, an increase of $391 million (6.9%) from 2000-01. Underlying spending growth is projected at $670 million, but is moderated by $131 million in savings from proposed updates to the nursing home reimbursement methodology and about $150 million in additional Federal aid.

          Spending on welfare is projected at $1.01 billion, a decrease of $245 million (19.5%) from 2000-01. This projected decrease is largely attributable to continued declines in welfare caseload and increased Federal funding in such areas as the Earned Income Tax Credit and the Child and Dependent Care Credit that lowers State costs. Welfare caseload is projected at about 743,000 recipients in 2001-02, down 36,000 from 2000-01.

          Local assistance spending for Children and Families Services is projected at $881 million in 2001-02, up $43 million (5.1%) from 2000-01. The increase in General Fund spending includes added costs for the proposed child welfare financing reforms as well as an expansion in the Advantage After-School program funding.

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

          Mental hygiene programs are expected to grow by $128 million (8.6%) to almost $1.62 billion in 2001-02. The additional funding is for the New York State CARES program ($47 million), the Community Reinvestment program ($20 million), and other program enhancements, including inflationary increases and the annualization of prior-year initiatives ($38 million).

          Local assistance spending for health programs is projected at $602 million, up $110 million (22.4%) from 2000-01. This increase is primarily due to enhancements in the EPIC prescription drug program ($75 million), response to the West Nile Virus outbreak ($22 million), and State support for the Roswell Park Cancer Institute ($30 million), partially offset by lower spending of $32 million for one-time legislative initiatives.

          Spending for all other local assistance programs is projected to total $5.45 billion in 2001-02, a decrease of $124 million (2.2%) from 2000-01. This estimate includes higher State support for tuition assistance ($35 million), children with special educational needs ($28 million), county administration of welfare and Medicaid programs ($14 million), and the City University of New York
(CUNY) ($14 million). These increases are more than offset by the recommended elimination of spending identified by the Legislature as one-time initiatives in the 2000-01 Financial Plan, a reestimate of costs for reimbursing local governments for housing State-ready inmates in local jails ($40 million), and the proposed elimination of stock transfer incentive aid payments to New York City ($114 million).

          State Operations accounts for the cost of running the Executive, Legislative, and Judicial branches of government. Spending is projected at $7.90 billion, an increase of $274 million, or 3.6% above 2000-01.

          The growth in State Operations is primarily attributable to the annualized costs of labor agreements and related costs with State employee unions ($195 million), funding for technology initiatives ($43 million), health and mental hygiene programs ($75 million), and a recommended change in the accounting treatment of State university hospital revenues that directly finance hospital operations ($100 million). Under the proposal, hospital revenues that currently offset State Operations expenditures would pay for hospital fringe benefits costs currently charged to the General Fund; SUNY hospital revenue and spending will now be accounted for in the special revenue funds.

          The State's overall workforce is projected at 194,500 persons by the end of 2001-02, down about 500 from the end of 2000-01.

          General State Charges (GSCs) account for the costs of providing fringe benefits to State employees and retirees of the Executive, Legislative and Judicial branches. These payments, many of which are mandated by statute or collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation and unemployment insurance. GSCs also cover State payments-in-lieu-of- taxes to local governments for certain State-owned lands, and the costs of defending lawsuits against the State and its public officers.

          Total spending for GSCs is projected to grow by $7 million (0.3%) to $2.59 billion in 200 1-02. The State expects health insurance rates in calendar year 2001 to grow by 11% ($138 million), primarily to cover the increasing cost of prescription drug, hospitalization and physician benefits for State employees. Modest increases are projected for other fringe benefits, including social security, workers' compensation, and dental insurance, but are offset by reduced payments for retirement incentives ($72 million) and the accounting of State university hospital fringe benefit costs ($100 million) discussed above.

          Transfers in support of debt service in 2001-02 are projected at $2.29 billion, a $70 million (3.2%) increase over 2000-01. This increase is primarily due to bonding to support SUNY, CUNY, public protection, environmental and economic development purposes, offset by the projected savings generated from the use of the DRRF to defease high cost debt and from the new revenue bond proposal (which is discussed in more detail in "Debt and Other Financing Activities" below).

          Transfers in support of capital projects in 2001-02 are projected at $340 million, an increase of $105 million (44.7%) over

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

2000-01. The higher budgeted amount includes $69 million to the new Remedial Program Transfer Fund for hazardous waste remediation and $16 million for improvements to the Court of Appeals Building and the Justice Building in Albany.

          All other transfers are projected to increase by $79 million in 2001-
02. Of this amount, $69 million represents the State's subsidy for SUNY hospitals. All other transfers increase by $10 million primarily as a result of the State's subsidy to the Court Facilities Incentive Aid Fund, which grows from $45 million in 2000-01 to $81 million in 2001-02 to support Judiciary capital projects. This latter increase is offset by the elimination of one-time transfers in 2000-01 to the State University Stabilization Fund ($17 million), and to the Miscellaneous Special Revenue Fund ($19 million) to pay for year 2000 computer compliance.

          Non-Recurring Resources

          The DOB estimates that the 2000-01 State Financial Plan contains new actions that provide non-recurring resources or savings totaling approximately $36 million, excluding use of the 1999-2000 surplus. DOB reports that the 2001-02 Financial Plan budgets $146 million in one-time resources, consisting primarily of $97 million in Federal funds from successful retroactive claims for child welfare, special education, and prison health costs. The remaining amounts are comprised of a payment from DASNY to the State ($28 million), and fund sweeps and transfers to the General Fund ($21 million) that periodically occur.

          Outyear Projections Of Receipts And Disbursements

          State law requires the Governor to propose a balanced budget each year. Preliminary analysis by the DOB indicates that the State will have a 2001-02 budget gap of approximately $2 billion, which is comparable with gaps projected following enactment of recent State budgets. This estimate includes projected costs of new collective bargaining agreements, no assumed operating efficiencies, and the planned application of approximately $1.2 billion in STAR tax reduction reserves. In recent years, the State has closed projected budget gaps which DOB estimates have ranged from $5 billion to less than $1 billion.

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

          Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. The State assumes that savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of Federal and non-General Fund spending offsets, and other actions necessary to help bring projected disbursements and receipts into balance.

          The 2002-03 and 2003-04 projections assume increases in the other major components of income consistent with continued growth in the overall economy. In particular, interest, dividend and business income are expected to grow at rates consistent with the average growth in these components in recent years.

          It should be noted that growth in income tax receipts in recent years has been heavily influenced by special factors, including the rapid growth in the stock market noted above. The outyear projections anticipate a substantial moderation in the special factors that have produced the rapid receipts growth of recent years. Specifically, based on information from Wall Street analysts and an examination of relevant economic indicators, the outyear projections assume only small increases in financial sector business.

          From 1999-2000 through 2002-03, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, are projected to receive settlement payments of $1.47 billion over the same period. The State plans to use $1.29 billion in tobacco settlement money over the next three years to finance health programs under HCRA 2000 ($1.01 billion) and projected increased costs in Medicaid ($274 million). The remaining $250 million in one-time tobacco payments from 1999-2000 will be deposited to DRRF.

          The gap projections assume the Legislature will enact the 2001-02 Executive Budget in its entirety. The projections do not include unspecified spending "efficiencies" or count on the use of any of the $1.3 billion in reserves the Governor is proposing to set aside for economic uncertainties.

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

          If the projected budget gap for 2002-03 is closed with recurring actions, the 2003-04 budget gap would be reduced to $433 million. In recent years, the State has closed projected budget gaps which the DOB estimated at $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1.0 billion (1998-99 and 1999-2000).

          The DOB estimates that General Fund receipts will total $41.13 billion in 2002-03 and $42.37 billion in 2003-04. The receipts forecast is based on the DOB's economic forecast, adjusted to incorporate the incremental impact of enacted and proposed tax reductions, prior refund reserve transactions, and the continued earmarking of receipts for dedicated highway purposes.

          Personal income tax receipts are projected to increase to $25.26 billion in 2002-03 and $26.54 billion in 2003-04. The estimates are affected by the impact of expected refund reserve transactions, a reduction in the growth in underlying liability, and the estimated costs of the enacted STAR and proposed Co-STAR tax reduction plans.

          Income tax growth in both fiscal years is governed by projections of growth in taxable personal income and its major components, including wages, interest and dividend earnings, realized taxable capital gains, and business income.

          The DOB currently projects spending to grow by $2.46 billion (6.0%) in 2002-03 and $1.49 billion (3.4%) in 2003-04. Overall, General Fund spending increases at a higher rate in 2002-03 than in 2003-04 primarily because the Financial Plan does not include costs for new collective bargaining contracts after the current agreements expire by April 2003 and assumes the remaining balance in the CPF ($188 million) is spent by the end of 2002-03.

          Other Governmental Funds

          In addition to the General Fund, the State Financial Plan includes Special Revenue Funds, Capital Projects Funds and Debt Service Funds which are discussed below. Amounts below do not include other sources and uses of funds transferred to or from other fund types.

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

          All Governmental Funds spending is estimated at $77.53 billion in 2000-01, an increase of $4.17 billion or 5.7% above the prior year. When spending for the STAR tax relief program is excluded, spending growth is 4.6%. The spending growth is comprised of changes in the General Fund ($1.81 billion excluding transfers), Special Revenue Funds ($2.03 billion), Capital Projects Funds ($124 million) and Debt Service Funds ($206 million).

          Special Revenue Funds

          Total disbursements in the 2000-01 Financial Plan for programs supported by Special Revenue Funds are projected at $33.25 billion, an increase of $2.03 billion or 6.5% over 1999-2000. Special Revenue Funds include Federal grants and State special revenue funds.

          Federal grants are projected to comprise 69% of all Special Revenue Funds spending in 2000-01, comparable to prior years. Disbursements from Federal funds are estimated at $22.87 billion, an increase of $798 million or 3.6%. Medicaid is the largest program within Federal funds, accounting for over half of total spending in this category. In 2000-01, Medicaid spending is projected at $14.93 billion, an increase of $396 million over 1999-2000. The remaining growth in Federal funds is primarily for the Child Health Plus program, which is estimated at to increase by $86 million in 2000-01, as well as increased spending in various social service programs.

          State special revenue spending is projected to be $10.38 billion, an increase of $1.23 billion or 13.5% from the last fiscal year. The spending reflects the next phase of the STAR program valued at $2.0 billion (up $785 million from 1999-2000), and $617 million in additional spending resulting from HCRA 2000. This growth is offset by decreased spending of $176 million due to the elimination of medical provider assessments on January 1, 2000.

          In 2001-02, the DOB projects disbursements of $36.47 billion from special revenue funds derived from both State and Federal sources, an increase of $2.57 billion or 7.6% over 2000-01. Disbursements from State special revenue funds are projected at $11.68 billion, an increase of $ 1.11 billion or 10.5% from 2000-01.

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

Disbursements for STAR are projected to increase by $694 million from 2000-01, accounting for most of the year-to-year growth in State spending from special revenue funds. Disbursements from Federal special revenue funds, which account for approximately three-quarters of all special revenue spending, are estimated at $24.79 billion in 2001-02, an increase of $1.46 billion or 6.3% from 2000-01. The year-to-year growth in Federal special revenue fund spending is primarily supported by higher projected Federal payments for the Medicaid program, which is projected to grow by $962 million from 2000-01.

          Capital Projects Funds

          Spending from Capital Projects Funds in 2000-01 is projected at $4.35 billion, an increase of $124 million or 2.9% from last fiscal year. The increase is attributed to $184 million for new capital projects, primarily for transportation, economic development, the environment and education and planned increases for school construction and economic development programs.

          Disbursements from Capital Projects Funds in 2001-02 are estimated at $5.0 billion, or $627 million higher than 2000-01. The proposed spending plan includes: $2.9 billion in disbursements for transportation purposes, including State and local highway and bridge programs; $822 million for environmental activities; $203 million for public protection; $426 million for education, including SUNY and CUNY; and $184 million for mental hygiene projects.

          Capital spending in 2000-01 and 2001-02 is financed with a mix of pay-as-you-go and bonded resources. The portion of spending financed with pay-as-you-go resources increases from 57% in 2000-01 to 61% in 2001-02 and reflects the use of a portion of $750 million in deposits to the DRRF to pay cash for certain transportation projects.

          Debt Service Funds

          Spending from Debt Service Funds is estimated at $3.79 billion in 2000-01, up $206 million or 5.7% from 1999-2000. Transportation purposes, including debt service on bonds issued for State and local highway and bridge programs financed through the

New York State Thruway Authority and supported by the Dedicated Highway and Bridge Trust Fund, account for $127 million of the year-to-year growth. Debt service for educational purposes, including State and City university programs financed through the Dormitory Authority of the State of New York (DASNY), will increase by $59 million. The remaining growth is for a variety of programs in mental health and corrections, and for general obligation financings.

          Disbursements from Debt Service Funds are estimated at $3.93 billion in 2001-02, a decrease of $200 million from 2000-01. Debt Service Funds projections for 2000-01 reflect the use of approximately $421 million in DRRF deposits to defease high cost State debt. Overall, the use of $750 million in DRRF deposits is projected to lower long-term debt service costs by approximately $1.2 billion over the life of the defeased bonds. In addition, Debt Service Funds projections reflect a proposed new revenue debt structure.

          GAAP-Basis Financial Plan (2000-01)

          State law requires the State to update its projected GAAP-basis financial results for the current fiscal year on or before September first of each year. The State bases its GAAP projections on the cash estimates in the Mid-Year Update and the actual results for 1999-2000 as reported by the State Comptroller on July 28, 2000.

          The State ended 1999-2000 with an accumulated General Fund surplus of $3.93 billion, as measured by GAAP, marking the third consecutive fiscal year that has ended with an accumulated surplus. The State expects to close the 2000-01 Fiscal Year and the 2001-02 Fiscal Year with a positive GAAP balance of $1.93 billion in the General Fund.

          In 2000-01, the General Fund GAAP Financial Plan projects total revenues of $37.66 billion, total expenditures of $39.69 billion, and net other financing sources of $35 million. In 2001-02, projections show total revenues of $40.87 billion, total expenditures of $40.68 billion and net other financing uses of $190 million. At the end of 2001-02, the accumulated General Fund GAAP surplus is projected to be $1.9 billion.

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

          Special Considerations

          Despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions by the Federal government could impact projected budget gaps for the State. These gaps would result from a disparity between recurring revenues and the costs of increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and, under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

          Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The State's Financial Plan is also necessarily based upon forecasts of national and State economic activity developed through both internal analysis and review of national and State economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The projections assume no changes in Federal tax law, which could substantially alter the current receipts forecast.

          The State's outyear projections may change substantially as the budget process for 2001-02 continues. For example, the Legislature may not enact the Executive Budget as proposed by the Governor. It is also possible that the State's actions during the fiscal year may be insufficient to preserve budgetary balance in either 2001-02 or in future fiscal years. Actual results for the fiscal year may also differ materially and adversely from the projections set forth in this Appendix.

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

          There is significant uncertainty in the forecast of the outyear income components, which greatly influence personal income tax growth. In many cases, a reasonable range of uncertainty around the predicted income components could result in significant reductions in projected income tax receipts.

          Moreover, over the long-term, uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. For example, a downturn in the financial markets or the wider economy is possible, a risk that is heightened by recent events. The securities industry is more important to the New York economy than the national economy as a whole, potentially amplifying the impact of an economic downturn. A large change in stock market performance during the forecast horizon could result in wage and unemployment levels that are significantly different from those embodied in Financial Plan forecasts. Merging and downsizing by firms, as a consequence of deregulation, continued foreign competition or a sustained economic downturn, may have more significant adverse effects on employment than expected.

          An ongoing risk to the State Financial Plans arises from the potential impact of certain litigation and of Federal disallowances now pending against the State, which could adversely affect the State's projections of receipts and disbursements. The Financial Plan contains projected reserves of $150 million in 2001-02 for such events, but assumes no significant Federal disallowance or other Federal actions that could affect State finances.

          The Health Care Financing Administration (HCFA) issued an interim rule in October 2000, that modified the manner in which states are required to calculate their Medicaid Upper Payment Limit (UPL) methodology. Since that time, HCFA issued a final rule on January 12, 2001. The HCFA rule modifies how states are required to calculate their Medicaid UPL. It is anticipated that implementation of this rule would require New York State to phase-out most of its nursing home Intergovernmental Transfer (IGT) payments over a five-year period beginning in State Fiscal Year 2002-03. Upon full implementation of the rule, the net impact is expected to result in an annual loss of $351 million for the State and $88 million for local governments.

          Congress recently enacted legislation (the Balanced Budget Further Refinement Act) which mitigates much of the negative impact of the rule through State Fiscal Year 2004-05 by increasing the cap on facility- specific Disproportionate Share Hospital Program (DSH) payments to 175% for two years.

          It is currently expected that the net impact of the nursing home IGT phase-out and the increase in facility-specific DSH caps will result in a cumulative State Financial Plan savings of $135 million between State Fiscal Year 2002-03 and State Fiscal Year 2004-05. However, since the nursing home IGT phase-out commences in State Fiscal Year 2002-03 (one year before the DSH cap increases), the Financial Plan will lose $81 million in State Fiscal Year 2002-03.

          The DOB believes that its projections of receipts and disbursements relating to the current and proposed State Financial Plans, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth in this Update. In the past, the State has taken management actions to address potential financial plan shortfalls, and the DOB believes it could take similar actions should adverse variances occur in its projections for the current fiscal year. To help guard against these risks, the State has projected reserves of $2.26 billion in 2001-02.

          The State's Financial Plan assumes the availability of certain resources to finance portions of General Fund spending for fringe benefits, health and welfare programs. These resources could become unavailable or decrease, placing additional pressures on budget balance.

          The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from projections. In the past, the State has taken management actions to address potential Financial Plan shortfalls, and may take similar actions should adverse variances occur in its projections for the current fiscal year.

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          GAAP-Basis Results For Prior Fiscal Years

          1999-2000 Fiscal Year - The State completed its 1999-2000 fiscal year with a combined governmental funds operating surplus of $3.03 billion, which included operating surpluses in the General Fund ($2.23 billion), in Special Revenue Funds ($665 million), in Debt Service Funds ($38 million) and in Capital Projects Funds ($99 million).

          General Fund - The State reported a General Fund operating surplus of $2.23 billion for the 1999-2000 fiscal year, as compared to an operating surplus of $1.08 billion for the 1998-99 fiscal year. The operating surplus for 1999-2000 resulted in part from higher personal income tax receipts, and increases in taxes receivable and other assets of $754 million and $137 million, respectively, and decreases in deferred revenues, due to other funds and other liabilities of $134 million. These gains were partially offset by decreases in accounts receivable and money due from other funds of $77 million, increases in payables to local governments and accrued liabilities of $80 million and $175 million, respectively, and an increase in tax refunds payable of $537 million.

          The State reported an accumulated fund balance of $3.92 billion in the General Fund for 1999-2000. The accumulated fund balance is $50 million higher after a restatement by the State Comptroller to reflect the reclassification of the DRRF to the General Fund.

          General Fund revenues increased $2.30 billion (6.4%) over the prior fiscal year with increases in personal income and consumption and use taxes, and miscellaneous revenues. Business tax and other tax revenues fell from the prior fiscal year. Personal income taxes grew $1.98 billion, an increase of nearly 9.7%. The increase in personal income taxes was caused by strong employment and wage growth and the continued strong performance of the financial markets during 1999. Consumption and use taxes increased $327 million, or 4.5%, to reflect a continuing high level of consumer confidence. Miscellaneous revenues increased $303 million (14.1%), primarily due to growth in investment earnings, fees, licenses, royalties and rents and reimbursements from regulated industries used to fund State administrative costs (e.g., banking and insurance).

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These increases were partially offset by decreases in business and other taxes.
Business taxes decreased nearly $301 million, or 6.2%, because of prior year refunds and the application of credit carryforwards which were applied against current year (1999) liabilities. Other taxes decreased $12 million, or 1.1%.

          General Fund expenditures increased $1.39 billion (3.9%) from the prior fiscal year, with the largest increases occurring in education, health and environment. Education expenditures grew $739 million (6.1%) due mainly to an increase in spending for support for public schools, handicapped pupil education and municipal and community colleges. Health and environment expenditures increased over $215 million (33.5%) primarily reflecting increased spending for local health programs. Personal service costs increased $202 million (3.3%) principally as a result of increases in wages as required by recently approved collective bargaining agreements. Non-personal service costs increased $264 million (11.7%) due primarily to increased spending for goods and services.

          Net other financing sources in the General Fund increased $192 million (45.9%) primarily because transfers of surplus revenues from the Debt Service Funds increased by nearly $100 million and transfers from the Abandoned Property Fund and the Hospital Bad Debt and Charity Accounts increased by nearly $120 million.

          Special Revenue, Debt Service and Capital Projects Fund Types

          An operating surplus of $665 million was reported for the Special Revenue Funds for the 1999-2000 fiscal year which increased the accumulated fund balance to $2.14 billion after restatement of prior year fund balances. As a result of legislation enacted during the fiscal year ended March 31, 2000, the Hospital Bad Debt and Charity Accounts were reclassified to Special Revenue Funds thereby increasing the beginning fund balance by $1.01 billion. Revenues increased $2.15 billion over the prior fiscal year (6.9%) as a result of increases in tax, Federal grants, and miscellaneous revenues. Expenditures increased $1.49 billion (5.4%) as a result of

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increased costs for local assistance grants and non-personal service. Net other financing uses increased $174 million (4.5%).

          Debt Service Funds ended the 1999-2000 fiscal year with an operating surplus of $38 million and, as a result, the accumulated fund balance increased to $2.06 billion. Revenues increased $200 million (7.4%) primarily because of increases in dedicated taxes. Debt service expenditures increased $429 million (15.0%). Net other financing sources increased $113 million (36.1%) due primarily to increases in transfers from the General Fund.

          An operating surplus of $99 million was reported in the Capital Projects Funds for the State's 1999-2000 fiscal year and, as a result, the accumulated fund balance deficit decreased to $129 million. Revenues increased $93 million (3.7%) primarily because Federal grant revenues increased $90 million for transportation projects. Expenditures increased $84 million (2.3%) primarily because of increases capital construction spending for transportation projects. Net other financing sources decreased by $63 million (4.6%).

          1998-99 Fiscal Year - The State completed its 1998-99 fiscal year with a combined governmental funds operating surplus of $1.32 billion, which included operating surpluses in the General Fund ($1.078 billion), in Debt Service Funds ($209 million) and in Capital Projects Funds ($154 million) offset, in part, by an operating deficit in Special Revenue Funds ($117 million).

          1997-98 Fiscal Year - The State completed its 1997-98 fiscal year with a combined governmental funds operating surplus of $1.80 billion, which included an operating surplus in the General Fund of $1.56 billion, in Capital Projects Funds of $232 million and in Special Revenue Funds of $49 million, offset, in part, by an operating deficit of $43 million in Debt Service Funds.

          Cash-Basis Results For Prior Fiscal Years

          General Fund 1997-98 Through 1999-2000 - New York State's financial operations have improved during recent fiscal years. During its last eight fiscal years, the State has recorded

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balanced budgets on a cash basis, with positive year-end fund balances.

          1999-2000 Fiscal Year - The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of $1.51 billion. As in recent years, strong growth in receipts above forecasted accounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.

          The State reported a General Fund closing balance of $1.17 billion, an increase of $275 million from the prior fiscal year. The balance was held in four accounts within the General Fund: TSRF, CRF the Debt Reduction Reserve Fund
(DRRF) and CPF. The balance is comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

          The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of LGAC financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.

          General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6% from 1998-99 levels. General Fund disbursements and transfers to other funds totaled $37.17 billion for the 1999-2000 fiscal year, an increase of 1.6% from the prior fiscal year.

          1998-99 Fiscal Year - The State ended its 1998-99 fiscal year on March 31, 1999, in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of approximately $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and securities industries.

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          The General Fund had a closing balance of $892 million, an increase of
$254 million from the prior fiscal year. The TSRF closing balance was $473 million, following an additional deposit of $73 million in 1998-99. The CRF closing balance was $107 million, in following a $39 million deposit in 1998-99. The CPF closed the fiscal year with a balance of $312 million. The General Fund closing balance did not include $2.31 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit on March 31, 1999.

          General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1998-99 fiscal year totaled $36.82 billion, an annual increase of 6.2% over 1997-98. General Fund disbursements and transfers to other funds were $36.57 billion, an annual increase of 6.1%.

          1997-98 Fiscal Year - The State ended its 1997-98 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of approximately $2.04 billion. The cash surplus was derived primarily from higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

          The General Fund closing balance was $638 million, an increase of $205 million from the prior fiscal year. The balance included $400 million in the TSRF, after a required deposit of $15 million (repaying a transfer made in 1991-
92) and an additional deposit of $68 million made from the 1997-98 surplus. (The CRF closing balance was $68 million, following a $27 million deposit from the surplus. The CPF closed the fiscal year with a balance of $170 million. The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit on March 31, 1998.)

          General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1997-98 fiscal year totaled $34.67 billion, an increase of 4.9% from the previous fiscal year. General Fund disbursements and transfers to other funds totaled $34.47 billion, an increase of 4.8%.

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          Other Governmental Funds (1997-98 Through 1999-00)

          Activity in the three other governmental funds has remained relatively stable over the last three fiscal years, with Federally-funded programs comprising approximately two-thirds of these funds. The most significant change in the structure of these funds has been the redirection of a portion of transportation-related revenues from the General Fund to two dedicated funds in the Special Revenue and Capital Projects fund types. These revenues are used to support the capital programs of the Department of Transportation, the Metropolitan Transportation Authority (MTA) and other transit entities.

          In the Special Revenue Funds, disbursements increased from $27.65 billion to $31.22 billion over the last three years, primarily as a result of increased costs for the Federal share of Medicaid and the initial costs of the STAR program. Other activity reflected dedication of taxes for mass transportation purposes, new lottery games, and new fees for criminal justice programs.

          Disbursements in the Capital Projects Funds increased over the three-year period from $3.57 billion to $4.22 billion, primarily for education, environment, public protection and transportation programs. The composition of this fund type's receipts also has changed as dedicated taxes, Federal grants and reimbursements from public authority bonds increased, while general obligation bond proceeds declined.

          Activity in the Debt Service Funds reflected increased use of bonds during the three-year period for improvements to the State's capital facilities and the ongoing costs of the LGAC fiscal reform program. The increases were moderated by the refunding savings achieved by the State over the last several years using strict present value savings criteria. Disbursements in this fund type increased from $3.09 billion to $3.59 billion over the three-year period.

          The New York Economy

          New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's

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economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.

          The economic forecast of the State has also been modified from the Mid-Year Update to reflect changes in the national outlook. Continued growth is projected for 2001 and 2002 in employment, wages, and personal income, although the growth will moderate significantly from the 2000 pace. Personal income is estimated to have grown by 7.8% in 2000, fueled in part by a large increase in financial-sector bonus payments at the beginning of the year and strong growth in total employment and is projected to grow 4.6% in 2001 and 3.9% in 2002. Bonus payments are projected to grow 2.4% in 2001 and 3.6% in 2002, representing distinctly lower growth than the 19.4% rate for 2000. Lower bonus growth is partly due to the volatility of the stock markets and weaker securities industry activity. Another factor contributing to the weaker personal income growth in 2001 and 2002 is the reduced growth rate of non-wage income, which is projected to be lower due to the general economic slowdown. Overall employment is expected to grow at a more modest rate than in 2000, reflecting the slowdown in the national economy, continued fiscal restraint, and restructuring in the manufacturing, health care, social service, and financial sectors.

          Given the importance of the securities industry in the New York State economy, a significant change in stock market performance during the forecast horizon could result in financial sector profits and bonuses that are significantly different from those embodied in the forecast. Given the recent volatility in financial markets, such uncertainties are particularly pronounced at this time. The timing and impact of changes in economic conditions are difficult to estimate with a high degree of accuracy. Any actions by the Federal Reserve Board to moderate inflation by increasing interest rates more than anticipated may have an adverse impact in New York given the sensitivity of financial markets to interest rate

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shifts and the prominence of these markets in the New York economy. In addition, there is a possibility that greater-than-anticipated mergers, downsizing, and relocation of firms caused by deregulation and global competition may have a significant adverse effect on employment growth.

          Services: The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every ten nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation.

          Manufacturing: Manufacturing employment continues to decline in importance in New York, as in most other states, and New York's economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate economy, as high concentrations of manufacturing industries for transportation equipment, optics and imaging, materials processing, and refrigeration, heating, and electrical equipment products are located in the upstate region.

          Trade: Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.

          Finance, Insurance and Real Estate: New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes about one-fifth of total wages.

          Agriculture: Farming is an important part of the economy of large regions of the State, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, apples and other fruits, and fresh vegetables. New York

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ranks among the nation's leaders in the production of these commodities.

          Government: Federal, State and local government together are the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

          Economic And Demographic Trends

          In the calendar years 1987 through 1998, the State's rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover. However, the situation has been improving during recent years. In 1999, for the first time in 13 years, the employment growth rate of the State surpassed the national growth rate. Although the State unemployment rate has been higher than the national rate since 1991, the gap between them has narrowed in recent years.

          State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

          Debt And Other Financing Activities

          Financing activities of the State include general obligation debt and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financings, moral obligation and other financings through public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities for their debt service is subject to annual appropriation by the Legislature.

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          The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

          The State's 2000-01 borrowing plan projects issuances of $367 million in general obligation bonds, including $45 million for purposes of redeeming the remaining outstanding BANs. The State does not anticipate issuing new BANs during the 2000-01 fiscal year. The State is expected to issue up to $276 million in COPs to finance equipment purchases (including costs of issuance, reserve funds, and other costs) during the 2000-01 fiscal year. Of this amount, it is anticipated that approximately $76 million will be used to finance agency equipment acquisitions. Approximately $200 million is expected to finance the purchase of new welfare computer systems designed to improve case management, fraud detection and child support collection capabilities.

          Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $2.91 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments in 2000-01.

          The proposed 2001-02 through 2005-06 Capital Program and Financing Plan was released with the 2001-02 Executive Budget on January 16, 2001. The proposed Plan projects capital spending of $4.96 billion in 2001-02. The capital spending is proposed to be financed with a mixture of authority bonds (33%), State and Federal pay-as-you go resources (32% and 29%, respectively), and general obligation bonds (6%). The Plan's projected levels of debt issuances and debt service costs for 2000-01, 2001-02, and the remaining four years of the Plan are projected to be well below the debt caps and limitations imposed by the Debt Reform Act of 2000. The Act, which applies to all new State-supported debt issued on and after April 1, 2000 imposed:

 . A phased-in cap on new State-supported debt outstanding of 4% of personal income (the existing State-supported debt levels for 2000-01 are projected to be 5.7% of personal income).

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 .  A phased-in cap on new State-supported debt service costs of 5% of total governmental funds receipts (the existing State-supported debt service costs are 5.2%).

 . A limit on the use of debt to capital works and purposes only and a limit on the maximum term of new State-supported debt to 30 years.

          The Executive Budget also proposes a constitutional debt reform bill that would mandate the caps and limitations imposed by the Debt Reform Act, ban "back door" borrowing, authorize a limited amount of revenue debt, ensure that at least one-half of all new debt is approved by the voters, and authorize multiple general obligation bond act proposals. The earliest the constitutional debt reform bill could take effect, after passage by two separately-elected Legislatures and approval by the voters, is January 1, 2004.

          State-supported debt levels and debt service costs projected for 2000-01, 2001-02, and the remaining years of the Plan reflect the use of $750 million in DRRF deposits. As planned, $500 million was used in 2000-01, of which $421 million was used to defease certain bonds issued by DASNY), Housing Finance Agency (HFA), and Environmental Facilities Corporation (EFC),where the debt service was paid by the State. The balance is expected to be used to pay for projects that are authorized to be financed with bonds. In the 2001-02 fiscal year, the $250 million balance is proposed to be used to provide pay-as-you-go resources to finance certain transportation projects.

          The 2001-02 Executive Budget also proposes a new statutory revenue debt structure. The proposed revenue debt that would be supported by a pledge of 25% of State personal income tax receipts (subject to appropriation), issued in lieu of currently authorized State-appropriation-backed debt and subject to the caps and limitations imposed by the Debt Reform Act. The proposed revenue debt structure is similar to LGAC bonds and will provide a framework to implement a revenue debt structure which would be authorized by the proposed constitutional debt reform bill.

          Efforts to reduce debt unanticipated delays in the advancement of certain projects, and revisions to estimated

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financing needs are expected to reduce borrowings in 2000-01. The State's 2000-
01 borrowing plan now projects issuances of $281 million in general obligation bonds and $56 million in Certificates of Participation to finance the purchase of new welfare computer systems.

          Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $2.36 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments in 2000-01. Included therein are borrowings by: (i) DASNY for SUNY; CUNY; mental health and educational facilities including RESCUE (school construction) and the Judicial Training Institute; (ii) Thruway Authority for the Dedicated Highway and Bridge Trust Fund and Consolidated Highway Improvement Program, (iii) Urban Development Corporation (doing business as the Empire State Development Corporation) for prison facilities; (iv) HFA for Service Contract Obligation Revenue bonds; and (v) EFC for water pollution control and Pipeline for Jobs (Jobs 2000).

          The projection of State borrowings are subject to change as market conditions, interest rates and other factors vary.

          Public Authorities

          The fiscal stability of the State is related in part to the fiscal stability of its public authorities. For the purposes of this Appendix, public authorities refer to public benefit corporations, created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations. As of December 31, 1999, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public

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authorities was $95 billion, only a portion of which constitutes State-supported or State-related debt.

          The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for public authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs. As described below, the MTA receives the bulk of this money in order to provide transit and commuter services.

          Beginning in 1998, the Long Island Power Authority (LIPA) assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queen Counties, as part of an estimated $7 billion financing plan. As of the date of this Appendix, LIPA has issued over $7 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.

          Metropolitan Transportation Authority

          The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the TA). The MTA operates certain commuter rail and bus services in the New York metropolitan area through the

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MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter
Railroad Company, and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (TBTA), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

          Since 1980, the State has enacted several taxes--including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1% regional sales and use tax-- that provide revenues for mass transit purposes, including assistance to the MTA. Since 1987, State law also has required that the proceeds of a one-quarter of 1% mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. The 2000-01 enacted budget provides State assistance to the MTA totaling approximately $1.35 billion and initiates a five-year State transportation plan that includes nearly $2.2 billion in dedicated revenue support for the MTA's 2000-04 Capital Program. This capital commitment includes an additional $800 million of newly dedicated State petroleum business tax revenues, motor vehicle fees, and motor fuel taxes not previously dedicated to the MTA.

          State legislation accompanying the 2000-01 enacted State budget increased the aggregate bond cap for the MTA, TBTA and TA to $16.5 billion in order to finance a portion of the $17.1 billion MTA capital plan for the 2000-04 Capital Program. On May 4, 2000, the Capital Program Review Board approved the MTA's $17.1 billion capital program for transit purposes for 2000 through 2004. The

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2000-04 Capital Program is the fifth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation system by investing in new rolling stock, maintaining replacement schedules for existing assets, bringing the MTA system into a state of good repair, and making major investments in system expansion projects such as the Second Avenue Subway project and the East Side Access project.

          The currently approved 2000-04 Capital Program assumes the issuance of an estimated $8.9 billion in new money bonds. The remainder of the plan is projected to be financed with assistance from the Federal Government, the State, the City of New York, and from various other revenues generated from actions taken by the MTA. Further, the enacted State budget authorized the MTA to undertake a major debt restructuring initiative which will enable the MTA to refund approximately $13.7 billion in bonds, consolidate its credit sources, and obviate the need for debt service reserves. The authorization for debt restructuring includes outstanding bonds secured by service contracts with the State.

          There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 2000-04 Capital Program or parts thereof will not be delayed or reduced. Should funding levels fall below current projections, the MTA would have to revise its 2000-04 Capital Program accordingly. If the 2000-04 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional assistance.

          The City Of New York

          The fiscal health of the State also may be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and meet its cash requirements. The State also may be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.

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          In recent years, the State constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Finance Authority (TFA) in 1997, and (ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. During the 2000 legislative session, the State enacted legislation that increased the borrowing authority of the TFA by $4 billion, to $11.5 billion, which the City expects will provide sufficient financing capacity to continue its capital program over the next four fiscal years.

          Fiscal Oversight

          In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (NYC MAC) to provide financing assistance to the City; the New York State Financial Control Board (the Control Board) to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York
(OSDC) to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

          Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City's Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may

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

not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

          Monitoring Agencies

          The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's Financial Plans. The reports analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as evaluate compliance by the City and its Covered Organizations with its Financial Plan. According to staff reports, economic growth in New York City has been very strong in recent years, led by a surge in Wall Street profitability which resulted in increased tax revenues and produced a substantial surplus for the City in City fiscal years 1996-97, 1997-98 and 1998-99. For its 1999-2000 fiscal year, the City had an operating surplus of $3.2 billion, before discretionary and other transfers, and achieved balanced operating results, after discretionary and other transfers, in accordance with GAAP. The City is projecting a substantial surplus for its 2000-01 fiscal year and a balanced budget for 2001-02. However, it forecasts budget gaps in subsequent fiscal years. Although several sectors of the City's economy have expanded over the last several years, especially tourism, media, business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the performance of the national economy. In addition, the size of tax reductions enacted since City fiscal year 1994-1995 has totals over $2.5 billion in City fiscal year 2000-01, primarily affecting collections of the personal and business income taxes and the sales tax. These reductions are expected to be worth $3.1 billion by City fiscal year 2004-2005. The City has proposed additional tax reductions that would raise the total worth of recent tax cuts to $3.1 billion by City fiscal year 2004-05.

          Other Localities

          Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal

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

years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2000-01 fiscal year.

          The State has provided extraordinary financial assistance to select municipalities, primarily cities, since the 1996-97 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year. Such funding in 2000-01 totals $200.4 million. The 2000-01 enacted budget increased General Purpose State Aid for local governments by $11 million to $562 million.

          While the distribution of General Purpose State Aid for local governments was originally based on a statutory formula, in recent years both the total amount appropriated and the shares appropriated to specific localities have been determined by the Legislature. A State commission established to study the distribution and amounts of general purpose local government aid failed to agree on any recommendations for a new formula.

          Counties, cities, towns, villages and school districts have engaged in substantial short-term and long-term borrowings. In 1998, the total indebtedness of all localities in the State, other than New York City, was approximately $20.3 billion. A small portion (approximately $80 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-three localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1998.

          Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the Federal government may reduce (or in some cases eliminate) Federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities also may face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, also may adversely affect localities and necessitate State assistance.

          To help resolve persistent fiscal difficulties in Nassau County, the State enacted legislation creating the Nassau County Interim Finance Authority. The Authority is empowered to issue bonds, backed solely by diverted Nassau County sales tax revenues, to achieve short-term budget relief and ensure credit market access for the County. The Authority may also impose financial plan requirements on Nassau County. The State paid $30 million in transitional assistance to the County for State fiscal year 2000-01, and the Governor has proposed providing up to $75 million in State assistance over the next four State fiscal years. Allocation of any such assistance is contingent upon the Authority's approval of Nassau County's financial plan.

          Litigation

          General - The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2000-01 fiscal year or thereafter.

          The State is party to other claims and litigation which its legal counsel has advised are not probable of adverse court decisions or are not deemed adverse and material. Although the amounts of potential losses resulting from this litigation, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material

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

and adverse effect on the State's financial position in the 2000-01 fiscal year or thereafter.

          The General Purpose Financial Statements for the 1999-2000 fiscal year report estimated probable awarded and anticipated unfavorable judgments of $895 million, of which $132 million is expected to be paid during the 1999-2000 fiscal year.

          Adverse developments in the proceedings described below, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2000-01 Financial Plan. The State believes that the proposed 2000-01 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2000-01 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2000-01 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2000-01 Financial Plan.

          Tax Law

          In New York Association of Convenience Stores, et al. v. Urbach, et al., petitioners, New York Association of Convenience Stores, National Association of Convenience Stores, M.W.S. Enterprises, Inc. and Sugarcreek Stores, Inc. are seeking to compel respondents, the Commissioner of Taxation and Finance and the Department of Taxation and Finance, to enforce sales and excise taxes imposed, pursuant to Tax Law Articles 12-A, 20 and 28, on tobacco products and motor fuel sold to non-Indian consumers on Indian reservations. In orders dated August 13, 1996 and August 24, 1996, the Supreme Court, Albany County, ordered, inter alia, that there be equal implementation and enforcement of said taxes for sales to non-Indian consumers on and off Indian reservations, and further ordered that, if respondents failed to comply within 120

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

days, no tobacco products or motor fuel could be introduced onto Indian reservations other than for Indian consumption or, alternately, the collection and enforcement of such taxes would be suspended statewide. Respondents appealed to the Appellate Division, Third Department, and invoked CPLR 5519(a)(1), which provides that the taking of the appeal stayed all proceedings to enforce the orders pending the appeal. Petitioners' motion to vacate the stay was denied. In a decision entered May 8, 1997, the Third Department modified the orders by deleting the portion thereof that provided for the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco products. The Third Department held, inter alia, that petitioners had not sought such relief in their petition and that it was an error for the Supreme Court to have awarded such undemanded relief without adequate notice of its intent to do so. On May 22, 1997, respondents appealed to the Court of Appeals on other grounds, and again invoked the statutory stay. On October 23, 1997, the Court of Appeals granted petitioners' motion for leave to cross appeal from the portion of the Third Department's decision that deleted the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco. On July 9, 1998, the New York Court of Appeals reversed the order of the Appellate Division, Third Department, and remanded the matter to the Supreme Court, Albany County, for further proceedings. The Court held that the petitioners had standing to assert an equal protection claim, but that their claim did not implicate racial discrimination. The Court remanded the case to Supreme Court, Albany County, for resolution of the question of whether there was a rational basis for the Tax Department's policy of non-enforcement of the sales and excise taxes on reservation sales of cigarettes and motor fuel to non-Indians. In a footnote, the Court stated that, in view of its disposition of the case, petitioners' cross-appeal regarding the statewide suspension of the taxes is "academic." By decision and judgment dated July 9, 1999, the Supreme Court, Albany County, granted judgment dismissing the petition. On September 2, 1999, petitioners appealed to the Appellate Division, Third Department, from the July 9, 1999 decision and order. On August 3, 2000, the Third Department affirmed the judgment dismissing the petition. By notice of appeal dated August 25, 2000, petitioners appealed to the Court of Appeals from the August 3, 2000 order. On November 30,

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

2000, the Court of Appeals dismissed petitioners' appeal for lack of a substantial constitutional question. Petitioners have moved for leave to appeal.

          Line Item Veto

          In an action commenced in June 1998 by the Speaker of the Assembly of the State of New York against the Governor of the State of New York (Silver v. Pataki, Supreme Court, New York County), the Speaker challenges the Governor's application of his constitutional line item veto authority to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998. On July 10, 1998, the State filed a motion to dismiss this action. By order entered January 7, 1999, the Court denied the State's motion to dismiss. On January 27, 1999, the State appealed that order. By decision dated July 20, 2000, the Appellate Division reversed the January 7, 1999 order and dismissed the petition. Plaintiff has appealed the July 20, 2000 decision to the Court of Appeals.

          Real Property Claims

          The State and certain of its counties have been, and continue to be, the subject of Indian land claims. On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida Counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the Federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

          In 1998, the United States filed a complaint in intervention in Oneida Indian Nation of New York. In December 1998, both the United States and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, to add

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

the State as a defendant, and to certify a class made up of all individuals who currently purport to hold title within said 250,000 acre area. These motions were argued March 29, 1999 and are still awaiting determination. The District Court has not yet rendered a decision. By order dated February 24, 1999, the District Court appointed a Federal settlement master. A conference scheduled by the District Court for May 26, 1999 to address the administration of this case has been adjourned indefinitely.

          Several other actions involving Indian claims to land in upstate New York are also pending. Included are Cayuga Indian Nation of New York v. Cuomo, et al., and Canadian St. Regis Band of Mohawk Indians, et al. v. State of New York, et al., both in the United States District Court for the Northern District of New York and Seneca Nation of Indians, et al. v. State, et al., in the United States District Court for the Western District of New York. The Supreme Court's holding in Oneida Indian Nation of New York may impair or eliminate certain of the State's defenses to these actions, but may enhance others. In the Cayuga Indian Nation of New York case, by order dated March 29, 1999, the United States District Court for the Northern District of New York appointed a Federal settlement master. In October 1999, the District Court granted the Federal Government's motion to have the State held jointly and severally liable for any damages owed to the plaintiffs. At the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the properties at issue was rendered against the defendants. On July 17, 2000, a bench hearing was commenced to determine whether prejudgment interest is appropriate and, if so, the amount thereof. In the Canadian St. Regis Band of Mohawk Indians case, the United States District Court for the Northern District of New York has directed the parties to rebrief outstanding motions to dismiss brought by the defendants. The State filed its brief on July 1, 1999. The motions were argued in September 1999. No decision has been rendered on these motions. In Seneca Nation of Indians, by order dated November 22, 1999, the District Court confirmed the July 12, 1999 magistrate's report, which recommended granting the State's motion to dismiss that portion of the action relating to the right of way where the New York State Thruway crosses the Cattaraugus Reservation in Erie and Chatauqua Counties and denying the State's

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

motion to dismiss the Federal Government's damage claims. On October 17, 2000, the District Court advised the parties that it would resolve that portion of the case related to the plaintiffs claims of ownership of the islands of the Niagara River on summary judgment motions without a trial.

          Civil Rights Claims

          In an action commenced in 1980 (United States, et al. v. Yonkers Board of Education, et al.), the United States District Court for the Southern District of New York found, in 1985, that Yonkers and its public schools were intentionally segregated. In 1986, the District Court ordered Yonkers to develop and comply with a remedial educational improvement plan (EIP I). On January 19, 1989, the District Court granted motions by Yonkers and the NAACP to add the State Education Department, the Yonkers Board of Education, and the State Urban Development Corporation as defendants, based on allegations that they had participated in the perpetuation of the segregated school system. On August 30, 1993, the District Court found that vestiges of a dual school system continued to exist in Yonkers. On March 27, 1995, the District Court made factual findings regarding the role of the State and the other State defendants (the State) in connection with the creation and maintenance of the dual school system, but found no legal basis for imposing liability. On September 3, 1996, the United States Court of Appeals for the Second Circuit, based on the District Court's factual findings, held the State defendants liable under 42 USC ss.1983 and the Equal Educational Opportunity Act, 20 USC ss.ss.1701, et seq., for the unlawful dual school system, because the State, inter alia, had taken no action to force the school district to desegregate despite its actual or constructive knowledge of de jure segregation. By order dated October 8, 1997, the District Court held that vestiges of the prior segregated school system continued to exist and that, based on the State's conduct in creating and maintaining that system, the State is liable for eliminating segregation and its vestiges in Yonkers and must fund a remedy to accomplish that goal. Yonkers presented a proposed educational improvement plan (EIP II) to eradicate these vestiges of segregation. The October 8, 1997 order of the District Court ordered that EIP II be implemented and directed that, within 10 days of the entry of the order, the State make

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

available to Yonkers $450,000 to support planning activities to prepare the EIP II budget for 1998-99 and the accompanying capital facilities plan. A final judgment to implement EIP II was entered on October 14, 1997. On November 7, 1997, the State appealed that judgment to the Second Circuit. Additionally, the Court adopted a requirement that the State pay to Yonkers approximately $9.85 million as its pro rata share of the funding of EIP I for the 1996-97 school year. The requirement for State funding of EIP I was reduced to an order on December 2, 1997 and reduced to a judgment on February 10, 1998. The State appealed that order to the Second Circuit on December 31, 1997 and amended the notice of appeal after entry of the judgment.

          In a decision dated November 16, 1999, the Second Circuit affirmed the District Court's order requiring the State to pay one-half of the cost of EIP I for the 1996-97 school year. The Second Circuit also found no basis for the District Court's findings that vestiges of a dual system continued to exist in Yonkers, and therefore vacated the District Court's EIP II order. The Second Circuit, however, remanded to the District Court for the limited purpose of making further findings on the existing record as to whether any other vestiges of the dual system remain in the Yonkers public schools. On May 22, 2000, the United States Supreme Court denied the State's petition for certiorari, seeking leave to appeal the November 16, 1999 decision and the underlying September 3, 1996 decision.

          On June 15, 1998, the District Court issued an opinion setting forth the formula for the allocation of the costs of EIP I and EIP II between the State and the City for the school years 1997-98 through 2005-06. That opinion was reduced to an order on July 27, 1998. The order directed the State to pay $37.5 million by August 1, 1998 for estimated EIP costs for the 1997-98 school year. The State made this payment, as directed. On August 24, 1998, the State appealed that order to the Second Circuit. The city of Yonkers and the Yonkers Board of Education cross appealed to the Second Circuit from that order. By stipulation of the parties approved by the Second Circuit on November 19, 1998, the appeals from the July 27, 1998 order were withdrawn without prejudice to reinstatement upon determination of the State's appeal of the October 14, 1997

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

judgment discussed above. The appeals were reinstated after the November 16, 1999 Second Circuit decision was issued.

          On April 15, 1999, the District Court issued two additional orders. The first order directed the State to pay to Yonkers an additional $11.3 million by May 1, 1999, as the State's remaining share of EIP costs for the 1997-98 school year. The second order directed the State to pay to Yonkers $69.1 million as its share of the estimated EIP costs for the 1998-99 school year. The State made both payments on April 30, 1999. The State appealed both of the April 15, 1999 orders.

          On April 17, 2000, the District Court issued an additional order, directing the State to pay to Yonkers $44.3 million as its share of the estimated EIP costs for the 1999-2000 school year. On May 17, 2000, the State appealed that order to the Second Circuit. The appeals of all of these funding orders have been consolidated with the May 17, 2000 appeal of the April 17, 2000 order.

          School Aid - In Campaign for Fiscal Equity, Inc., et al. v. State, et al. (Supreme Court, New York County), plaintiffs challenge the funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates article 11, section 1 of the State Constitution and Title VI of the Federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards.

          This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the Federal and State constitutions and Title VI of the Federal Civil Rights Act of 1964, and reversed dismissal of the claims under article 11, section 1 of the State Constitution and the implementing regulations of Title VI.

          The trial of this action concluded July 27, 2000. By decision dated January 9, 2001, the trial court held that the education provided for New York City students violates plaintiffs' rights under the State Constitution and the State's method for funding education in the State violates plaintiffs' rights under regulations enacted by the U.S. Department of Education pursuant to

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

Title VI of the Civil Rights Act of 1964. The court ordered that defendants put in place reforms of school financing and governance designed to redress these constitutional and regulatory violations, setting a deadline of September 15, 2001 to implement these reforms. The State has announced that it intends to appeal.

          State Programs

          Medicaid - Several cases, including Port Jefferson Health Care Facility, et al. v. Wing (Supreme Court, Suffolk County), challenge the constitutionality of Public Health Law ss.2807-d, which imposes a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services. Plaintiffs allege that the tax assessments were not uniformly applied, in violation of Federal regulations. In a decision dated June 30, 1997, the Court held that the 1.2% and 3.8% assessments on gross receipts imposed pursuant to Public Health Law ss.ss. 2807-d(2)(b)(ii) and 2807-d(2)(b)(iii), respectively, are unconstitutional. An order entered August 27, 1997 enforced the terms of the decision. The State appealed that order. By decision and order dated August 31, 1998, the Appellate Division, Second Department, affirmed that order. On September 30, 1998, the State moved for re-argument or, in the alternative, for a certified question for the Court of Appeals to review. By order dated January 7, 1999, the motion was denied. A final order was entered in Supreme Court on January 26, 1999. On February 23, 1999, the State appealed that order to the Court of Appeals. In a decision entered December 16, 1999, the Court of Appeal reversed the decision below and upheld the constitutionality of the assessments. On May 15, 2000, plaintiffs filed a petition for certiorari with the United States Supreme Court seeking to appeal the December 16, 1999 decision. The State chose not to file any responding papers.

          Food Stamp Program - In an action commenced April 5, 1999 by New York and several other states against the Federal Government (State of Arizona, et al. v. Shalala, et al., United States District Court, District of Columbia), plaintiffs challenge a Federal directive which requires states to change their method of allocating costs associated with the Food Stamp program. On July 29, 1999, plaintiffs moved for summary judgment. On September 23, 1999, defendant cross-moved for summary judgment. In a decision dated

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

October 23, 2000, the District Court denied the plaintiffs' motion and granted defendants' motion and dismissed the case.

          Proprietary Schools - In an action unsealed in February, 1996, the relator claims, inter alia, that the State violated the Federal False Claims Act, 31 USC ss. 3729, et seq. (United States ex rel. Long v. SCS Business and Technical Institute, Inc., et al., United States District Court, District of Columbia). On March 29, 1999, the District of Columbia Circuit Court reversed a decision by the District Court and granted the State's motion to dismiss the action. On May 30, 2000, the United States Supreme Court denied the petition of the United States for certiorari.


                            INVESTMENT RESTRICTIONS

          The Funds observe the following fundamental investment restrictions which can be changed only when permitted by law and approved by a majority of a Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxies or (ii) more than 50% of the outstanding shares.

          Except as otherwise noted, each Fund may not:

     (1) purchase securities on margin or purchase real estate or interests therein, commodities or commodity contracts (except that the International Fund, Growth and Income and Fixed Income Funds may purchase and make margin payments in connection with financial futures contracts and related options);

     (2) with respect to 75% of its total assets (taken at market value), purchase a security if as a result (1) more than 5% of its total assets (taken at market value) would be invested in the securities (including securities subject to repurchase agreements), of any one issuer, other than obligations which are issued or guaranteed by the United States Government, its agencies or instrumentalities or (2) the Fund would own more than 10% of the outstanding voting securities of such issuer.

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

     (3) engage in the underwriting of securities of other issuers, except to the extent that each Fund may be deemed to be an underwriter in selling, as part of an offering registered under the Securities Act of 1933, as amended, securities which it has acquired;

     (4) effect a short sale of any security (other than index options or hedging strategies to the extent otherwise permitted), or issue senior securities except as permitted in paragraph (5). For purposes of this restriction, the purchase and sale of financial futures contracts and related options does not constitute the issuance of a senior security;

     (5) borrow money, except that each Fund may borrow from banks where such borrowings would not exceed 33-1/3% of its total assets (including the amount borrowed) taken at market value; or pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by this paragraph and then only if such pledging, mortgaging or hypothecating does not exceed 33-1/3% of each Fund's total assets taken at market value;

     (6) invest for the purpose of exercising control over management of any company;

     (7) invest more than 10% of its total assets in the securities of other investment companies;

     (8) invest in any security, including repurchase agreements maturing in over seven days or other illiquid investments which are subject to legal or contractual delays on resale or which are not readily marketable, if as a result more than 15% of the market value of the respective Fund's total assets would be so invested;

     (9) purchase interests in oil, gas, or other mineral exploration programs of real estate and real estate mortgage loans except as provided in the Prospectus of the Funds; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, other minerals or companies which purchase or sell real estate or real estate mortgage loans;

     (10) have dealings on behalf of the Funds with Officers and Trustees of the Funds, except for the purchase or sale of securities on an agency or commission basis, or make loans to any officers, directors or employees of the Funds;

     (11) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of each Fund's investments in that industry would exceed 25% of the current value of a Fund's total assets, provided that (a) there is no limitation with respect to investments in obligations of the United States Government, its agencies or instrumentalities and in the case of the New York Fund, investments in Municipal Obligations (for the purpose of this restriction, industrial development and pollution control bonds shall not be deemed Municipal Obligations if the payment of principal and interest on such bonds is the ultimate responsibility of nongovernmental users); (b) wholly-owned finance companies will be considered to be in the industries of their parents; and
     (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

     (12) make loans, except that each Fund may make loans or lend its portfolio securities if, as a result, the aggregate of such loans does not exceed 33-1/3% of the value of a Fund's total assets.

In addition, the Fixed Income Fund and New York Fund may not:

     (13) purchase equity securities or other securities convertible into equity securities.

           In addition, the New York Fund may not

     (14) invest less than 80% of its net assets in New York Obligations except when, in the opinion of the Fund's investment adviser, it is advisable for the Fund to invest temporarily up to 100% of its total assets in taxable securities to maintain a "defensive" posture because of unusual market conditions. For instance, a "defensive" posture is warranted when the Fund's assets exceed the available amount of municipal obligations that meet the Fund's investment objective and policies.

          It is the intention of the Funds, unless otherwise indicated, that with respect to the Fund's policies that are the result of the application of law, the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

          There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in the market value of an investment, in the net or total assets of the Funds, in the securities rating of the investment, or any other later change.

                                  MANAGEMENT

TRUSTEES AND OFFICERS
---------------------

          The property affairs and business of the Funds are managed by the Board of Trustees. The Trustees elect officers who are charged with the responsibility for the day-to-day operations of the Funds and the execution of policies formulated by the Trustees.

          The principal occupations of the Trustees and executive officers of the Funds for the past five years are listed below. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219. No Trustee of the Trust is deemed to be "interested persons" of the Funds for purposes of the 1940 Act.

HARALD PAUMGARTEN, Chairman of the Board of Trustees; age 62; 405 Lexington
-----------------
     Avenue, New York, NY 10017; Managing Director, Adirondack Capital Group since 1997; President, Paumgarten and Company from 1991 to 1997; Advisory Managing Director, Lepercq de Neuflize & Co. Incorporated from 1993 to 1995; Director, Price Waterhouse AG from 1992 to 1993; Chairman of the Board of Trustees, HSBC Funds Trust since 1996.

JEFFREY HAAS, Trustee; age 39; 155 East 38th Street, New York, NY 10016;
------------
     Professor of Law, New York Law School from 1996-Present; Trustee, HSBC Funds Trust since 1999.

RICHARD J. LOOS, Trustee; age 67; 19-27 Prospect Ridge, Ridgefield, CT 06877;
---------------
     Retired; President, Aspen Capital Management from 1995-1996; Managing Director, HSBC Asset Management Americas Inc. from 1972-1994; Trustee, HSBC Funds Trust since 1999.

CLIFTON MALONEY, Trustee; age 63; 49 East 92nd Street, New York, NY 10028;
---------------
     President, C.H.W. Maloney & Co. Inc., from 1981-Present; Trustee, HSBC Funds Trust since 1999.

JOHN MEDITZ, Trustee; age 52; 21 Hamilton Avenue, Weehawken, N.J.  07087;
-----------
     Portfolio Manager/Vice Chairman, Horizon Asset Management from 1994-Present; Trustee, HSBC Funds Trust since 1999.

WALLY GRIMM, President; age 55; Executive Vice President, Fund Services Division
-----------
     of BISYS Fund Services, Inc. from June 1992 to present. Mr. Grimm also holds similar positions for other investment companies to which BISYS Fund Services and/or its affiliates provide services.

MARK L. SUTER, Vice President; age 34; Client Services, Fund Services Division
-------------
     of BISYS Fund Services, Inc. from 2000 to Present; Vice President/Project Management from February 1999 to January 2000 and Vice President/Client Services Division Manager from June 1997 to February 1999 of Seligman Data Corporation 1997 to 2000. Mr. Suter also holds similar positions with other investment companies to which BISYS Fund Services and/or its affiliates provide services.

CHARLES BOOTH, Vice President; age 41; Chief Compliance Officer and Vice
-------------
     President of Fund Administration, Fund Services Division of BISYS Fund Services, Inc. from 1988 to present. Mr. Booth also holds similar positions for other investment companies to which BISYS Fund Services and/or its affiliates provide services.

ANTHONY J. FISCHER, Vice President; age 42; Client Services, Fund Services
------------------
     Division of BISYS Fund Services Inc. from 1998 to Present; Director, New Business SEI from 1997-1998. Mr. Fischer also holds similar positions for other investment companies to which BISYS Fund Services and/or its affiliates provide services.

NADEEM YOUSAF, Treasurer; age 32; Director, Fund Services Division of BISYS Fund
-------------
     Services, Inc. from August 1999 to Present; Director of Canadian Operations with Investors Bank and Trust from 1997 to 1999. Ms. Yousaf also holds similar positions for other investment companies to which BISYS Fund Services and/or its affiliates provide services.

STEVEN R.  HOWARD, Secretary; age 48; 1285 Avenue of the Americas, New York, New
-----------------
     York 10019; Partner, Paul, Weiss, Rifkind, Wharton & Garrison since April, 1998; Partner, Baker & McKenzie from 1991 to 1996; Partner, Gaston & Snow from 1988 to 1991; Secretary, HSBC Funds Trust since 1987.

ALAINA V.  METZ, Assistant Secretary; age 34; Chief Administrator,
---------------
     Administration and Regulatory Services of BISYS Fund Services, Inc. from June 1995 to Present; Supervisor of Mutual Fund Legal Department, Alliance Capital Management, from May 1989 to June 1995. Ms. Metz also holds similar positions for other investment companies to which BISYS Fund Services and/or its affiliates provide services.

          Each Trustee also serves as a member of the Trust's Nominating Committee and Audit Committee. The function of the Nominating Committee is to select and nominate all candidates who are not "interested persons" of the Trust for election to the Trust's Board. The function of the Audit Committee is to review the financial statements of the Trust, the adequacy of internal controls and the accounting procedures of the Trust.

          Each Trustee is entitled to receive from the Trust an annual fee and a fee for attending each regular and special meeting of the Board, and each committee meeting. The Trustee are reimbursed for all out-of-pocket expenses relating to attendance at such meeting. The Chairman of the Trust is entitled to receive an additional fee for each meeting attended.

          The aggregate amounts of compensation payable to each Trustee of the Trust and by all other investment companies in the HSBC Family of Funds for which such person was a Board member (the number of which is set forth in parenthesis next to each Trustee's total compensation from the Fund Complex) during the fiscal year ended December 31, 2000, are set forth below.

                              COMPENSATION TABLE

                                               Total Aggregate
                                            Compensation from the             Compensation from
                                                    Funds                     the Fund Complex*
Richard J.  Loos, Trustee                         $11,573                        $39,500 (2)
Harald Paumgarten, Chairman                       $17,021                        $57,000 (2)
John Meditz, Trustee                              $ 8,232                        $29,500 (2)
Clifton H.W. Maloney, Trustee                     $ 8,328                        $29,000 (2)
Jeffrey Hass, Trustee                             $11,609                        $39,000 (2)
John P. Pfann, Trustee**                          $ 4,995                        $17,500 (2)
Robert A. Robinson, Trustee***                    $ 5,528                        $19,500 (2)

* Each Trustee also served as a Trustee of the HSBC Funds Trust which is composed of four separate portfolios.
**   John P. Pfann resigned as a Trustee of the Trust, effective November 8,
     2000.
** Robert A. Robinson resigned as a Trustee of the Trust, effective November 8, 2000.

          As of April 2, 2001, the Trustees and officers of the Funds as a group owned less than 1% of the outstanding shares of the Trust.

                    INVESTMENT ADVISORY AND OTHER SERVICES

          Investment Adviser. The Funds retain HSBC Asset Management (Americas) Inc., located at 452 Fifth Avenue, New York, NY 10018, to act as the adviser for each Fund. The Adviser is the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation) and HSBC Bank USA.
The Advisory Contracts for the Funds provide that the Adviser will manage the portfolio of each Fund and will furnish to each Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of each Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of each Fund. The Adviser has also agreed in the Advisory Contract to provide administrative assistance in connection with the operation of each Fund. Administrative services provided by the Adviser include, among other things, (i) data processing, clerical and bookkeeping services required in connection with maintaining the financial accounts and records for the Funds,
(ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Funds' officers and Trustees, (iii) handling general shareholder relations with Fund investors, such as advice as to the status of their accounts, the current yield and dividends declared to date and assistance with other questions related to their accounts, and (iv) compiling information required in connection with the Funds' filings with the Securities and Exchange Commission.

          As compensation for its advisory and management services, the Adviser is paid a monthly fee by each Fund at the following annual rates of the Fund's average daily net assets:

GROWTH AND INCOME FUND AND FIXED INCOME FUND:                               Advisory
                                                                            --------
Up to $400 million......................................................      0.550%
In excess of $400 million but not exceeding $800 million................      0.505%
In excess of $800 million but not exceeding $1.2 billion................      0.460%
In excess of $1.2 billion but not exceeding $1.6 billion................      0.415%
In excess of $1.6 billion but not exceeding $2 billion..................      0.370%
In excess of $2 billion.................................................      0.315%

NEW YORK FUND:                                                              Advisory
                                                                            --------
Up to $300 million......................................................      0.450%
In excess of $300 million but not exceeding $600 million................      0.420%

In excess of $600 million but not exceeding $1 billion..................      0.385%
In excess of $1 billion but not exceeding $1.5 billion..................      0.350%
In excess of $1.5 billion but not exceeding $2 billion..................      0.315%
In excess of $2 billion.................................................      0.280%

                                                                            Advisory
                                                                            --------

International Fund......................................................       0.90%


          With respect to the Growth and Income Fund, for the years ended December 31, 2000, 1999 and 1998, the Adviser earned and received $628,630, $623,293, and $518,499, respectively, in advisory fees.

          With respect to the Fixed Income Fund, for the years ended December 31, 2000, 1999 and 1998, the Adviser was paid $237,167, $254,999 and $309,890, respectively, in advisory fees.

          With respect to the New York Fund, for the years ended December 31, 2000, 1999 and 1998, the Adviser was paid $122,051, $108,836 and $88,170, net of fee waivers of $26,775, $34,885 and $0, respectively, in advisory fees.

          With respect to the International Fund, for the years ended December 31, 2000, 1999 and 1998, the Adviser was paid $469,704, $586,022 and 589,589, net of fee waivers of $182,692, $225,569 and $336,751, respectively, in advisory fees.

          The Advisor retains Delaware International Advisers LTD. to act as sub- adviser ("the Sub-Adviser") to the International Fund. The Sub-Adviser's principal offices are located at Third Floor, 80 Cheapside, London, England EC2V 6EE.

          The Sub-Adviser is an indirect wholly-owned subsidiary of Delaware Management Holdings, Inc., a Delaware corporation ("DMH"), with principal offices at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103. DMH and its subsidiaries

(collectively, "Delaware Investments") trace their origins to an investment counseling firm founded in 1929. The Sub-Adviser was formed in 1990 and provides investment advisory services primarily to institutional accounts and mutual funds in the global and international equity and fixed income markets. As of December 31, 2000, The Sub-Adviser managed approximately $14.3 billion in global and foreign stock and bond portfolios for separate account and investment company clients. As of that date, advisers affiliated within Delaware Investments had total assets under management of approximately $42.5 billion, including assets managed by Delaware International.


          DMH is an indirect, wholly-owned subsidiary of Lincoln National Corporation ("Lincoln National"). Lincoln National, a publicly held company with headquarters in Philadelphia, Pennsylvania is a financial services holding company. Its wealth accumulation and protection businesses provide annuities, life insurance, 401(k) plans, life-health reinsurance, institutional investment management and mutual funds.

          Under its Sub-Advisory contract with the Adviser, Delaware International provides at its own expense the personnel and equipment necessary to carry out its duties. Delaware International will provide the Fund with quarterly reports with respect to securities the Fund holds or markets in which the Fund has invested.

          The Advisory Contract and, respecting the International Fund only, the Sub-Advisory Contract will continue in effect provided such continuance is approved (i) by the holders of a majority of the outstanding voting securities of such Fund or by the Trust's Trustees and (ii) by a majority of the Trustees who are not parties to such contracts or "interested persons" (as defined in the Investment Company Act of 1940) of any such party ("non-interested Trustees"). Each contract may be terminated with respect to a Fund at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) or by a vote of a majority of the Trustees on 60 days' written notice. The Advisory Contract and Sub-Advisory Contract shall terminate automatically in the event of their assignment (as defined in the Investment Company Act of

1940). The Board of Trustees of the Trust, including the non-interested Trustees, last approved the quarterly continuance of each Fund's Advisory Contract and, with respect to the International Fund only, the Sub-Advisory Contract at a meeting of the Board of Trustees on January 31, 2001.

          Distributor. Shares of the Funds are offered on a continuous basis through BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS Fund Services") the Distributor, pursuant to the Distribution Contract. The Distributor is not obligated to sell any specific amount of shares.

          Administrator. BISYS Fund Services Ohio, Inc. ("BISYS") serves as Administrator of the Funds pursuant to the terms of a Management and Administration Agreement (the "Administrative Services Agreement"). Pursuant to the Administrative Services Agreement, BISYS: (i) provides administrative services reasonably necessary for the operation of the Funds, (other than those services which are provided by the Adviser pursuant to the Advisory Contract);
(ii) provides the Funds with office space and office facilities reasonably necessary for the operation of the Funds; and (iii) employs or associates itself with such persons as it believes appropriate to assist it in performing obligations under the Administrative Services Agreement.

          In addition, BISYS provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement. Under such agreement, BISYS maintains the accounting books and records for each Fund, maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity.

          As compensation for its services under the Administrative Services Agreement and Fund Accounting Agreement, BISYS is paid a monthly fee at the following annual rates: 0.15% of a Fund's first $200 million of average daily net assets; 0.125% of a

Fund's second $200 million of average daily net assets; 0.10% of a Fund's third $200 million of average daily net assets; and 0.08% of a Fund's average daily net assets in excess of $600 million.


          For the year ended December 31, 2000, BISYS received service fees totaling $78,285, $171,446, $64,683 and $40,684 net of fee waivers of $26,094,
$57,147, $21,560 and $13,561, for the International Equity Fund, Growth and Income Fund, Fixed Income Fund and the New York Fund, respectively.

          For the year ended December 31, 1999, BISYS received service fees totaling $97,671, $169,989, $69,546, and $47,907 net of fee waivers of $32,558
$56,664, $23,182 and $15,969 for the International Equity Fund, Growth and Income Fund, Fixed Income Fund and the New York Fund, respectively.

          For the year ended December 31, 1998, BISYS received service fees totaling $98,265, $141,409, $84,516, and $52,902 net of fee waivers of $32,756,
$47,163, $28,190 and $17,645 for the International Equity Fund, Growth and Income Fund, Fixed Income Fund and the New York Fund, respectively.

Expenses

          Except for the expenses paid by the Adviser under the Advisory Contract and by BISYS Fund Services, Inc. under the Management and Administration Agreement, the Funds bear all costs of their operations. Expenses attributable to a Fund are charged against the assets of the Fund.

Code of Ethics

          The Trust, Adviser and Sub-Adviser each has adopted a Code of Ethics designed to prohibit all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's portfolio transactions. Each organization maintains careful monitoring with the Code of Ethics. The Code of Ethics are on public file and are available from the Securities and Exchange Commission.

Distribution Plans and Expenses

          The Board of Trustees of the Trust has adopted Distribution Plans (the "Plan") on behalf of each class of shares of each Fund, except the Institutional class of shares of the International Equity Fund, pursuant to Rule 12b-1 of the 1940 Act, after having concluded that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Plan provides for a monthly payment not to exceed an annual rate of 0.35%, with respect to each Fund except the Growth and Income Fund, and 0.50% with respect to the Growth and Income Fund of the average daily net assets of the Fund's Class A shares. Class B and Class C shares pay a fee not to exceed an annual rate of 0.75% of the average daily net assets of each share class of each Fund.

          BISYS Fund Services will use all amounts received under the Plan for payments to broker-dealers or financial institutions for their assistance in distributing shares of each Fund including rendering distribution-related asset introduction and asset retention services and otherwise promoting the sale of the Funds' shares. BISYS Fund Services may also use all or any portions of such fee to pay expenses such as the printing and distribution of prospectuses sent to prospective investors, the preparation, printing and distribution of sales literature and expenses associated with media advertisements and telephone services.

          The Plan provides for BISYS Fund Services to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plans may not be amended to increase materially the amount spent for distribution expenses without approval by a majority of the outstanding shares of each class and approval of a majority of the non-interested Trustees. Distribution expenses incurred in one year will not be carried forward into and reimbursed in the next year for actual expenses incurred in the previous year.

          The Plan will continue in effect with respect to each Fund from year to year provided such continuance is approved annually by a vote of the Board of Trustees of the Trust and of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on such Plan ("12b-1 non-interested Trustees"). The Board of Trustees of the Trust, including the 12b-1 non-interested Trustees, approved the continuance of the Plan at a meeting of the Board of Trustees on January 31, 2001.

          For the fiscal year ended December 31, 2000, the Funds incurred the following amounts in distribution-related fees under the Rule 12b-1 Distribution
Plan:

                                           Printing of
                                          Prospectuses      Retail         Postage and
                      Compensation to   and Shareholder    Marketing      Miscellaneous
       Fund           Broker-Dealers        Reports         Program          Expenses       Expenses      Total
       ----           ---------------       -------         -------          --------       --------      -----
Growth and Income
     Fund
  Class A                 $ 3,487          $      0          $  0            $   0           $    0      $ 3,487
  Class B                 $44,536          $      0          $  0            $   0           $    0      $44,536
  Class C                 $   909          $      0          $  0            $   0           $    0      $   909

International Fund
  Class A                 $     0          $      0          $  0            $   0           $    0      $     0
  Class B                 $    42          $      0          $  0            $   0           $    0      $    42
  Class C                 $     0          $      0          $  0            $   0           $    0      $     0

Fixed Income Fund
  Class A                 $   106          $      0          $  0            $   0           $    0      $   106
  Class B                 $    24          $      0          $  0            $   0           $    0      $    24
  Class C                 $     0          $      0          $  0            $   0           $    0      $     0

New York Fund
  Class A                 $45,174          $      0          $  0            $   0           $    0      $45,174
  Class B                 $ 3,261          $      0          $  0            $   0           $    0      $ 3,261
  Class C                 $   297          $      0          $  0            $   0           $    0      $   297

                             SERVICE ORGANIZATIONS

          The Trust also contracts with banks (including HSBC Bank USA), trust companies, broker-dealers or other financial organizations ("Service Organizations") on behalf of the Funds to provide certain administrative services for the Fund at a fee of up to an annual rate of 0.35% for Class A shares and 0.50% for Class B and Class C shares. Services provided by Service Organizations may include among other things; providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving of funds in connection with shareholder orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in shareholders designating accounts; providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a shareholder's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from a Fund to its shareholders; and providing such other services as each Fund or shareholder reasonably may request, to the extent permitted by applicable statute, rule or regulation.

          Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by each Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by a Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

          Any customer of a Service Organization may become the shareholder of record upon written request to its Service Organization or the Fund's Transfer Agent. Each Service Organization will receive monthly payments which in some cases may be based upon expenses that the Service Organization has incurred in the performance of its services under the Servicing Agreement. The payments will not exceed, on an annualized basis, an amount equal to 0.35%, with respect to Class A shares, and (0.50%, with respect to Class B and Class C) of the average daily value during the month of Fund shares in the subaccount of which the Service Organization is record owner as nominee for its customers. Such payments will be separately negotiated with each Service Organization and will vary depending upon such factors as the services provided and the costs incurred by each Service Organization. The payment may be more or less than the fees payable to BISYS Fund Services, Inc. for the services it provides pursuant to the Transfer Agency Agreement for similar services.

          The payments will be made by the Funds to the Service Organizations pursuant to the Servicing Agreements. BISYS Fund Services, Inc. will not receive any compensation as transfer or dividend disbursing agent with respect to the subaccounts maintained by Service Organizations. The Board of Trustees will review, at least quarterly, the amounts paid and the purposes for which such expenditures were made pursuant to the Servicing Agreements.

          Under separate agreements, the Adviser (not the funds) may make supplementary payments from its own revenues to a Service Organization that agrees to perform services such as advising customers about the status of their subaccounts, the current yield and dividends declared to date and providing related services a shareholder may request. Such payments will vary depending upon such factors as the services provided and the cost incurred by each Service Organization.

                           CALCULATION OF YIELDS AND
                            PERFORMANCE INFORMATION

          From time to time, the Funds quote current yield based on a specific thirty day period. Such thirty day yield, which may be used in advertisements and marketing material, is calculated by using a method known as "semi-annual compounding." Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

          Where: yield = 2[(a-b + 1)/6/ -1]

          a = dividends and interest earned during the period, including the amortization of market premium or accretion of market discount.

          b = expenses accrued for the period (net of reimbursements).

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

          d = the maximum offering price per share on the last day of the period.

          The current yields for the Fixed Income and New York Fund as of December 31, 2000, were 5.84% and 4.19%, respectively (excluding the maximum sales of 4.75% for each Fund). The current yields as of the same date including the maximum sales charge were 5.56% and 3.99%, respectively, for the Fixed Income and New York Funds.

          The Funds from time to time may advertise total return and cumulative total return figures. Total return is the average annual compound rate of return for the periods of one year and the life of each Fund, where applicable, each ended on the last day of a recent calendar quarter. Total return quotations reflect the change in the price of each Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in shares of each Fund. Total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, that would compare the initial amount to the ending redeemable value of such investment according to the following formula (total return is then expressed as a percentage):

          Where: P(1+T)/n/ = ERV

          P = a hypothetical initial investment of $1,000

          T = average annual total return n = number of years

          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

          Cumulative total return is the rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Cumulative total return is calculated by finding the rate of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

          C = (ERV/P) - 1

          C = Cumulative Total Return

          P = a hypothetical initial investment of $1,000

          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

          All Funds

          From time to time, in marketing pieces and other Fund literature, each Fund's or the Funds' total performance may be compared to the performance of broad groups of comparable funds or unmanaged indices of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds. Sources for Fund performance information may include, but are not limited to, the following: Barron's, a Dow Jones and Company, Inc.* business and financial weekly that periodically reviews mutual fund performance data; Business Week,* a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad; Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities; Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds; Forbes,* a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry; Fortune, a national business publication that periodically rates the performance of a variety of mutual funds; Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally; Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis,* a weekly publication of industry-wide mutual fund averages by type of fund; Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole; New York Times, a nationally distributed newspaper which regularly covers financial news; Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings; Sylvia Porter's Personal Finance, a monthly magazine focusing on personal money management that periodically rates and ranks mutual funds by performance; Wall Street Journal,* a Dow Jones and Company, Inc. newspaper which regularly covers financial news; Wiesenberger Investment Companies Services,* an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

* Sources of Fund performance information actually used by the Funds in the past.

                       DETERMINATION OF NET ASSET VALUE

          Each Fund's net asset value per share for the purpose of pricing and redemption orders is determined at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange is open for business. The net asset value will not be computed on the following holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas. The net asset value per share of each Fund is computed by dividing the total current market value of the net assets of a Fund, (i.e., the value of the assets less the liabilities), by the total number of shares outstanding at the time of determination. All expenses, including the advisory and administrative fees, are accrued daily and taken into account for the purpose of determining the net asset value.

          Portfolio securities are valued at the last quoted sales price as of the close of business on the day the valuation is made, or lacking any sales, at the mean between closing bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. The value for each unlisted security is on a day such security is not traded shall be based on the mean of the bid and ask quotations for that day. The value for each unlisted security is based on the last trade price for that security on a day in which the security is traded. The value of each security for which readily available market quotations exist will be based on a decision as to the broadest and most representative market for such security. Options on stock indices traded on national securities exchanges are valued at the close of options trading on such exchanges (which is currently 4:10 p.m., Eastern time). Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sale price as of the close of such exchanges (which is currently 4:15 p.m., Eastern time). Other assets and securities for which no quotations are readily available (and in the case of the International Fund, securities for which market quotations are available but the Adviser determines that a given quotation is not representative of a security's current market value) are valued at fair value as determined in good faith by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Short-term investments are valued at

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

amortized cost, which approximates market value. The Board of Trustees has determined in good faith that amortized cost approximates fair market value. All assets and liabilities initially expressed in foreign currencies will be translated into U.S. Dollars at the bid price of such currencies against U.S. Dollars last quoted by a major bank or broker. If such quotations are not available as of the close of the New York Stock Exchange, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.

                            PORTFOLIO TRANSACTIONS

          The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees, the Adviser (or Sub-Adviser, as appropriate) is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. Brokerage may be allocated to the Distributor to the extent and in the manner permitted by applicable law, provided that in the judgment of the investment adviser the use of the Distributor is likely to result in an execution at least as favorable as that of other qualified brokers. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

          Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by its Adviser. Such other investment clients may invest in the same securities as a Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold for a Fund. To the extent permitted by law, the

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Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

          Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded other than on an exchange will often be principal transactions. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of the Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank, the Adviser, the Funds or BISYS Fund Services are prohibited from dealing with the Funds as a principal in the purchase and sale of securities except in accordance with regulations adopted by the Securities and Exchange Commission. The Funds may purchase Municipal Obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, the Funds or BISYS Fund Services may act as a broker for the Funds. In order for such persons to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review the commissions paid by the Funds to affiliated brokers. The Funds will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

          As permitted by Section 28(e) of the "Securities Exchange Act of 1934 (the "1934 Act") the Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of

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

disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

          The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the view and information of securities firms.

          Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. The Adviser may cause a Fund to pay commissions higher than another broker-dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the research services incurred by the Adviser.

          The aggregate brokerage commissions paid by the International Fund for the years ended December 31, 2000, 1999 and 1998 were $70,084, $70,576 and $302,412, respectively. No brokerage commissions were paid to affiliated brokers during these periods.

          For the years ended December 31, 2000, 1999 and 1998 the Growth and Income Fund paid an aggregate of $170,076, $225,979 and $167,379, respectively, in brokerage commissions.

                              PORTFOLIO TURNOVER

          A Fund's portfolio turnover rate measures the frequency with which a Fund's portfolio of securities is traded. The Funds will attempt to purchase securities with intent of holding them for investment but may purchase and sell portfolio securities whenever the Adviser believes it to be warranted (e.g., the Fund may sell portfolio securities in anticipation of an adverse market movement). The purchase and sale of portfolio securities may involve dealer

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

mark-ups, underwriting commissions or other transaction costs. Generally, the higher the portfolio turnover rate, the higher the transaction costs to the Fund, which will generally increase the Fund's total operating expenses. In addition, increased portfolio turnover may increase the likelihood of additional capital gains for each Fund. The International Fund's portfolio turnover rate for the years ended December 31, 2000, 1999 and 1998 was 6.65%, 22.60% and 163.90% respectively. The Growth and Income Fund's portfolio turnover rate for the years ended December 31, 2000, and 1998 was 67.17%, 94.36%, 82.19%
respectively. The Fixed Income Fund's portfolio turnover rate for the years ended December 31, 2000, 1999 and 1998 was 54.57%, 75.75% and 71.05%,
respectively. The New York Fund's portfolio turnover rate for the years ended December 31, 2000, 1999 and 1998 was 20.91%, 11.85% and 56.81%, respectively.

                              EXCHANGE PRIVILEGE

          Shareholders who have held all or part of their shares in a Fund for at least seven days may exchange those shares for shares of the other portfolios of the Trust and the HSBC Funds Trust which are available for sale in their state. A shareholder who has paid a sales load in connection with the purchase of shares of any of the Funds will not be subject to any additional sales loads in the event such shareholder exchanges shares of one Fund for shares of another Fund. Shareholders of any of the HSBC Money Market Funds who exchange shares of any of such Money Market Funds for shares of any of the Funds are charged the sales loads applicable to the Funds as stated in the Prospectus.

          Before effecting an exchange, shareholders should review the prospectuses. Exercise of the exchange privilege is treated as a redemption for Federal and New York State and City income tax purposes and, depending on the circumstances, a gain or loss may be recognized. See the Prospectus discussion of the Federal tax treatment of load reductions or eliminations in an exchange.

          The exchange privilege may be modified or terminated upon sixty (60) days' notice to shareholders. Although initially there will be no limit on the number of times a shareholder may exercise the exchange privilege, the Funds reserve the right to

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impose such a limitation. Call or write the Funds for further details.

                                PURCHASE OF SHARES

          The following information supplements and should be read in conjunction with the sections in the Funds' Prospectus entitled "Purchasing and Adding to Your Shares." The Prospectus contains a general description of how investors may buy shares of the Funds and states whether the Funds offer more than one class of shares. Class A shares are generally sold with a sales charge payable at the time of purchase. The prospectus contains a table of applicable sales charges. Certain purchases of Class A shares may be exempt from a sales charge. Class B and C shares may be subject to a contingent deferred sales charge ("CDSC") payable upon redemption within a specified period after purchase. The prospectus contains a table of applicable CDSCs. After being held for six years, Class B shares will automatically convert into Class A shares which are not subject to sales charges or a CDSC. Class B and C shares are offered without an initial sales charge. The Funds may sell shares without a sales charge or CDSC pursuant to special purchase plans the Trust signs.

          When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B shares or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares respectively. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of

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

the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares will be most appropriate for investors who invest $1,000,000 or more in Fund shares, and Class A shares will not be appropriate for investors who invest less than $50,000 in Fund shares.

          A broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide different additional compensation to dealers in connection with selling shares of the Funds or for their own company-sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes, but is not limited to, payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. The Distributor will make these payments from its own resources and none of the aforementioned additional compensation is paid for by the applicable Fund or its shareholders.

          Shares of the Funds are offered on a continuous basis at net asset value, plus any applicable sales charge, by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

          The sales charge applicable to the purchase of Fund shares will be waived on the following purchases: (1) by Trustees and officers of the Trust and of HSBC Funds Trust, and members of their immediate families (parents, spouses, children, brothers and sisters), (2) by directors, employees and retirees of HSBC Bank and its affiliates, and members of their immediate families, (3) by financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit-sharing or other benefit plan for such customers or employees, (4) by directors and employees of the Distributor, selected broker-dealers and affiliates and members of their immediate families, (5) by

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charitable organizations as defined in Section 501(c)(3) of the Internal Revenue
Code ("Charitable Organizations") or for charitable remainder trusts or life income pools established for the benefit of Charitable Organizations, (6) by registered representatives of selling brokers and members of their immediate families, (7) by individuals who have terminated their Employee Benefit Trust ("EBT") Plan or have retired and are purchasing shares in the Fund with the proceeds of their benefits checks (the EBT Plan must currently own shares of a Fund at the time of the individual's purchase), (8) by corporations, their officers or directors, partnerships, and their partners which are customers or prospective customers of HSBC Bank when authorized by an officer of HSBC Bank, and (9) by individuals who, as determined by an officer of the Fund in accordance with guidelines established by the Fund's Trustees, have purchased shares under special circumstances not involving sales expenses to dealers or the Distributor. Eligible investors should contact the Adviser for details.

          The sales load does not apply in any instance to reinvested dividends.

          From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Funds. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold a significant number of such shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation may also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements

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

and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self- regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its shareholders.

          Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of the Trust for recordholders of such shares.

                              RIGHT OF ACCUMULATION

          The Funds offer to all shareholders a right of accumulation under which any shareholder may purchase shares of a Fund at the offering price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the offering price of the shareholder's combined holdings of the shares of the Fund. For the right of accumulation to be exercised, a shareholder must provide at the time of purchase confirmation of the total number of shares of the Fund owned by such shareholder. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time on sixty days notice to shareholders. Shares held in the name of a nominee or custodian under pension, profit-sharing, or other employee benefit plans may not be combined with other shares held in the name of such nominee or custodian for other plans to qualify for the right of accumulation.

                                 LETTER OF INTENT

          By initially investing at least $1,000 and submitting a Letter of Intent to the transfer agent, a "single purchaser" may purchase shares of a Fund and other eligible HSBC Funds (other than Money Market Funds) during a 13-month period at the reduced sales charge rates applying to the aggregate amount of the intended purchases stated in the Letter of Intent. The Letter of Intent may apply to purchases made up to 90 days before the date of submission

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

of the Letter. Dividends and distributions of capital gains paid in shares of a Fund at net asset value will not apply towards the completion of the Letter of Intent. The Letter of Intent does not obligate a shareholder to buy the amount indicated in the Letter of Intent; however, if the intended purchases are not completed during the Letter of Intent period, the shareholder will be obligated to pay the Distributor an amount equal to the difference between the regular sales charge applicable to a single purchase of the number of shares purchased and the sales charge actually paid. For further details, including escrow provisions, see the Letter of Intent. Each Fund reserves the right to amend, suspend or cease offering this program at any time.

                                   REDEMPTIONS

          The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal and New York State and City income tax purposes. Any loss realized on the redemption of Fund shares held, or treated as held, for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends received on the redeemed shares.

          A shareholder's account with a Fund remains open for at least one year following complete redemption and all costs during the period will be borne by the Fund. This permits an investor to resume investments in such Fund during the period in an amount of $50 or more.

          To be in a position to eliminate excessive shareholder expense burdens, each Fund reserves the right to adopt a policy pursuant to which it may redeem, upon not less than 30 days' notice, shares of the Fund in an account which has a value below a designated amount. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

          The Funds may suspend the right of redemption during any period when
(i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend

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

and holiday closings, (ii) the Securities and Exchange Commission has by order permitted such suspension or (iii) an emergency exists making disposal of portfolio securities or determination of the value of the net assets of the Funds not reasonably practicable.

          Although it would not normally do so, the Trust has the right to pay the redemption price in whole or in part in securities of a Fund's portfolio as prescribed by the Trustees. When a shareholder sells portfolio securities received in this fashion he would incur a brokerage charge. The Trust has, however, elected to be governed by Rule 18f-1 under the 1940 Act, as amended. Under that rule, the Trust must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of a Fund's net asset value at the beginning of such period.

                            SYSTEMATIC WITHDRAWAL PLAN

          An owner of $10,000 or more worth of shares of a Fund may elect to have periodic redemptions from his account to be paid on a monthly basis. The minimum periodic payment is $50. A sufficient number of shares to make the scheduled redemption will be redeemed on the first or the fifteenth day of the month. Redemptions for the purpose of making such payments may reduce or even exhaust the account if your monthly checks exceed the dividend, interest and capital appreciation, if any, on your shares. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Shareholders holding share certificates are not eligible to establish a Systematic Withdrawal Plan because share certificates must accompany all withdrawal requests.

          Amounts paid to you pursuant to the Systematic Withdrawal Plan are not a return on your investment. Payments to you pursuant to the Systematic Withdrawal Plan are derived from the redemption of shares in your account and is a taxable transaction on which gain or loss may be recognized for Federal, state and local income tax purposes.

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

          Reinstatement Privilege

          A shareholder in a Fund who has redeemed shares may reinvest, without a sales charge, up to the full amount of such redemption at the net asset value determined at the time of the reinvestment within 60 days of the original redemption. This privilege must be effected within 60 days of the redemption and the investor at the time of purchase must provide the number of shares redeemed within the 60 day period. The shareholder must reinvest in the same Fund and account from which the shares were redeemed. A redemption is a taxable transaction and gain or loss may be recognized for Federal income tax purposes even if the reinstatement privilege is exercised. Any loss realized upon the redemption will not be recognized as to the number of shares acquired by reinstatement, except through an adjustment in the tax basis of the shares so acquired.

                                   INCOME TAXES

          The Funds intend to distribute annually substantially all of their net investment income in the form of dividends. Shares purchased will begin earning dividends on the day of settlement and shares redeemed will earn dividends through the date of redemption. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of such month.

          In order to satisfy certain annual distribution requirements of the Internal Revenue Code of 1986 (the "Code"), the Funds may declare special dividend and capital gains distributions during October, November or December as of a record date in such a month. Such distributions, if paid to shareholders in the following January, are deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of the prior year.

          Each Fund will be treated as a separate entity for Federal income tax purposes, notwithstanding that it is one of multiple series of the Trust. Each Fund has elected to be treated, and has qualified and intends to continue to qualify to be treated as a

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

regulated investment company for each taxable year by complying with the provisions of the Code applicable to regulated investment companies so that it will not be liable for Federal income tax with respect to its net investment income and net realized capital gains distributed to shareholders in accordance with the timing requirements of the Code.

          In order to qualify as a regulated investment company for a taxable year, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock or securities and gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities or other income (including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency; (b) diversify its holdings so that, at the end of each quarter of its taxable year,
(i) at least 50% of the market value of a Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other stocks and securities limited, in the case of other stocks or securities for purposes of this calculation, in respect of any one issuer, to an amount not greater than 5% of its assets or 10% of the voting stocks or securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the stocks or securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).
As such, and by complying with the applicable provisions of the Code, a Fund will not be subject to Federal income tax on taxable income (including realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

          The amount of capital gains, if any, realized in any given year will result from sales of securities made with a view to the maintenance of a portfolio believed by each Fund's management to be most likely to attain such Fund's investment objective. Such sales and any resulting gains or losses, may therefore vary considerably from year to year. Since at the time of an investor's purchase of shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in each Fund's portfolio or undistributed income of such Fund, subsequent distributions (or portions thereof)

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

on such shares may be taxable to such investor even if the net asset value of his shares is, as a result of the distributions, reduced below his cost for such shares and the distributions (or portions thereof) represent a return of a portion of his investment.

          Each Fund is required to report to the Internal Revenue Service (the "IRS") all distributions of taxable dividends and of capital gains, as well as the gross proceeds of share redemptions. Each Fund may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from taxable dividends (including capital gain dividends) and the proceeds of redemptions of shares paid to non-corporate shareholders who have not furnished such Fund with a correct taxpayer identification number and made certain required certifications or who have been notified by the IRS that they are subject to backup withholding. In addition, a Fund may be required to withhold Federal income tax at a rate of 31% if it is notified by the IRS or a broker that the taxpayer identification number is incorrect or that backup withholding applies because of under reporting of interest or dividend income.

          Distributions of taxable net investment income and net realized capital gains will be taxable as described in the Prospectus whether made in shares or in cash. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

          Fund distributions will also be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed. Any loss realized upon the redemption of shares held (or treated as held) for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend received on the redeemed shares. Any loss realized upon the redemption of shares within six months after receipt of an exempt-interest dividend will be disallowed. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or

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

after such redemption. Exchanges are treated as redemptions for Federal tax purposes.

          Different tax treatment is accorded to accounts maintained as IRAs, including a penalty on early distributions. Shareholders should consult their tax advisers for more information.

          Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.

          The "straddle" rules of Section 1092 of the Code may require the Funds which are permitted to engage in such transactions to defer the recognition of certain losses incurred on its transactions involving certain stock or securities, futures contracts or options. Section 1092 defines a "straddle" to include "offsetting positions" with respect to publicly traded stock or securities. A "position" is defined to include a futures contract and an option. In general, the Funds will be considered to hold offsetting positions if there is a substantial diminution of its risk of loss from holding one position by reason of its holding one or more other positions. Section 1092 generally provides that in the case of a straddle, any loss from the disposition of a position (the "loss position") in the straddle shall be recognized for any taxable year only to the extent that the amount of such loss exceeds the unrealized gains on any offsetting straddle position (the "gain position") and the unrealized gain on any successor position (which is a position that is itself offsetting to the gain position and is acquired during a period commencing 30 days prior to, and ending 30 days after, the disposition of the loss position).

          These special tax rules applicable to options and futures transactions could affect the amount, timing and character of capital gain distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a Fund's income or deferring its losses.

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

          For purposes of the dividends-received deduction available to corporations, dividends received by a Fund from taxable domestic corporations in respect of any share of stock treated as debt-financed under the Code or held by the Fund for 45 days or less (90 days in the case of certain preferred stock) will not be treated as qualifying dividends. To the extent applicable, for purposes of the dividends-received deduction the holding period of any share of stock will not include any period during which the Fund has an option or a contractual obligation to sell, or has granted certain call options with respect to, substantially identical stock or securities or, under Treasury regulations to be promulgated, a Fund may diminish its risk of loss by holding one or more other positions with respect to substantially similar or related property. It is anticipated that these rules will operate so as to reduce the portion of distribution paid by the Fund that will be eligible for the dividends received deduction available to corporate shareholders of the Fund. The dividends-received deduction is reduced to the extent the shares of the Funds with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than 46 days.

          Corporate shareholders should also note that their basis in shares of the Fund may be reduced by the untaxed portion (i.e., the portion qualifying for the dividends-received deduction) of an "extraordinary dividend" if the shares have not been held for at least two years prior to declaration of the dividend. Extraordinary dividends are dividends paid during a prescribed period which equal or exceed 10% of a corporate shareholder's basis in its Fund shares or which satisfy an alternative test based on the fair market value of the shares. To the extent dividend payments received by corporate shareholders of the Fund constitute extraordinary dividends, such shareholders' basis in their Fund shares will be reduced and any gain realized upon a subsequent disposition of such shares will therefore be increased. The untaxed portion of dividends received by such shareholders is also included in adjusted alternative minimum taxable income in determining shareholders' liability under the alternative minimum tax.

          Each Fund is subject to a 4% nondeductible excise tax to the extent that it fails to distribute to its shareholders during each calendar year an amount equal to at least the sum of (a) 98% of its taxable ordinary investment income (excluding long-term and short-term capital gain income) for the calendar year; plus (b) 98% of its capital gain net income for the one year period ending on October 31 of such calendar year; plus (c) any ordinary investment income or capital gain net income from the preceding calendar year which was neither distributed to shareholders nor taxed to a Fund during such year. Each Fund intends to distribute to shareholders each year an amount sufficient to avoid the imposition of such excise tax.

          The untaxed portion of dividends received by such shareholders is also included in adjusted alternative minimum taxable income in determining shareholders' liability under the alternative minimum tax.

          If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

          Special Tax Considerations for the International Equity Fund. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of federal withholding taxes will reduce the income received from the companies comprising the Fund.

          Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency denominated debt securities or payables or receivables denominated in a foreign currency are subject to
Section 988 of the Code which causes such gains and losses to be treated as ordinary income and losses rather than capital gains and losses and may affect the amount, timing and character of distributions to shareholders.

          If a Fund invests in certain "passive foreign investment companies" ("PFICs") which do not distribute their income on a regular basis, it could be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares even if it distributes such income to its shareholders. If the Fund elects to treat the PFIC as a "qualified electing Fund" ("QEF") and the PFIC furnishes the Fund certain financial information in the required form, the Fund would instead be required to include in income each year a portion of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts would be subject to the various distribution requirements described above.

          It is expected that dividends and interest from non-U.S. sources received by a Fund will be subject to non-U.S. withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. With respect to any non-U.S. taxes (including withholding taxes) actually paid by the Fund, if more than 50% in value of the Fund's total assets at the close of any taxable year consists of stocks or securities of any non-U.S. corporations, the Fund may elect to treat any non-U.S. taxes paid by it as paid by its shareholders. If the Fund does not make the election permitted under Section 853, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

          In the event a Fund makes the election described above to pass through non- U.S. taxes to shareholders, shareholders will be required to include in income (in addition to any distributions received) their proportionate portion of the amount of non-U.S. taxes paid by the Fund and will be entitled to claim either a credit or deduction for their portion of such taxes in computing their U.S. Federal income tax liability. Availability of such a credit or deduction is subject to certain limitations. Shareholders will be informed each year in which the Fund makes the election regarding the amount and nature of foreign taxes to be included in their income for U.S. Federal income tax purposes.

          Each year each Fund will notify shareholders of the character of its dividends and distributions for federal income tax purposes. Depending on the residence of the shareholder for tax purposes, such dividends and distributions may also be subject to state, local or foreign tax consequences of ownership of Fund shares in their particular circumstances.

          Exempt-interest dividends and other distributions paid by the New York Fund are includable in the tax base for determining the taxability of social security or railroad retirement benefits.

          Depending on the residence of the New York Fund's shareholders for tax purposes, distributions may also be subject to state and local taxes. Shareholders are required to report the amount of tax-exempt interest received each year, including exempt-interest dividends, on their Federal tax returns. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of the New York Fund shares in their particular circumstances. Shareholders who are not United States persons should also consult their tax advisers as to the potential application of foreign and U.S. taxes, including a 30% U.S. withholding tax (or lower treaty rate) on dividends representing ordinary income to them.

          Special Tax Considerations for the New York Tax-Fee Fund. The New York Tax-Free Fund also intends to qualify to pay "exempt-interest dividends" within the meaning of the Code by holding at the end of each quarter of its taxable year at least 50% of the value of its total assets in the form of Municipal Obligations. Dividends derived from interest on Municipal Obligations that constitute exempt-interest dividends will not be includable in gross income for Federal income tax purposes and exempt-interest dividends derived from interest on New York Municipal Obligations will not be includable in gross income for Federal income tax purposes or subject to New York State or City personal income tax.

          The Tax Reform Act of 1986 (the "Tax Act") and subsequent restrictive legislation may significantly affect the supply and yields of Municipal Obligations and New York Obligations. The Tax Act imposed new restrictions on the issuance of Municipal Obligations and New York Obligations. As described in the

Prospectus, pursuant to the Tax Act, if the Fund invested in Municipal Obligations and New York Municipal Obligations that are private activity bonds, some portion of exempt-interest dividends paid by the Fund would be treated as an item of tax preference for purposes of the Federal alternative minimum tax on individuals and corporations. In addition, a portion of original issue discount relating to stripped Municipal Obligations and their coupons may be treated as taxable income under certain circumstances, as will income from repurchase agreements and securities loans.

          Exempt-interest dividends received by corporations which hold shares of the Fund will be part of the "adjusted current earnings" of such corporations, and will increase the "alternative minimum taxable income" of such corporations for purposes of the alternative minimum tax on corporations.

          Property and casualty insurance companies will be required to reduce their deductions for "losses incurred" by a portion of the exempt-interest dividends they receive for shares of the Fund. The portion of the income from the Fund derived from bonds with respect to which a holder is a "substantial user" will not be tax-exempt in the hands of such user.

          Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund may not be deductible in whole or in part for Federal or New York State or City income tax purposes. Pursuant to Treasury Regulations, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares, even though the borrowed funds may not be directly traceable to the purchase of shares.

          The Fund will determine the portion of any distribution that will qualify as an exempt-interest dividend based on the proportion of its gross income derived from interest on Municipal Obligations over the course of the Fund's taxable year. Therefore, the percentage of any particular distribution designated as an exempt-interest dividend may be substantially different from the percentage of the Fund's gross income derived from interest on Municipal Obligations for the period covered by the distribution.

          Opinions relating to the validity of Municipal Obligations (including New York Municipal Obligations) and to the exclusion of interest thereon from Federal, New York State and New York City gross income are rendered by bond counsel for each issue at the time of issuance. Neither the Trust nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

          The Fund may obtain put rights with respect to certain of its Municipal Obligations. The Internal Revenue Service has issued published and private rulings concerning the treatment of such put transactions for Federal income tax purposes. Since these rulings are ambiguous in certain respects, there can be no assurance that the Fund will be treated as the owner of the Municipal Obligations subject to the puts or that the interest on such obligations received by the Fund will be exempt from Federal income tax (and New York State and City personal income tax in the case of New York Municipal Obligations). If the Fund is not treated as the owner of the Municipal Obligations subject to the puts, distributions of income derived from such obligations will be taxed as ordinary income. The Fund anticipates that, in any event, it will remain qualified to pay exempt-interest dividends with respect to interest derived from other obligations in its portfolio.

                         SHARES OF BENEFICIAL INTEREST

          The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest having a par value of $0.001 per share. The Declaration of Trust authorizes the Trustees to classify or reclassify any unissued shares of beneficial interest. Pursuant to that authority, the Board of Trustees has authorized the issuance of four series representing four portfolios of the Trust. Each portfolio, except the International Fund, is comprised of three different classes of shares - Class A, Class B and Class C shares. The International Fund is comprised of four different classes of shares
- Class A, Class B, Class C and Institutional Class shares.

          The Institutional Shares are available to customers of financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit sharing or other benefit plan for such customers or employees. All shares of the Trust issued and outstanding are fully paid and non-assessable. The Trust is not required by law to hold annual shareholder meetings and does not intend to hold such meetings; however, the Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested to do so in writing by the holders of not less than 10% of the outstanding shares of the Trust.

          All shares have equal voting rights and will be voted in the aggregate, and not by portfolio, except where voting by portfolio is required by law or where the matter involved affects only one portfolio or class. As used in the Prospectus and in this SAI, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting all of the Funds (e.g., election of Trustees and ratification of independent auditors), means the vote of a majority of each Fund's outstanding shares represented at a meeting. The term "majority", when referring to the approvals to be obtained from shareholders in connection with approval of the Advisory Contract or changing the fundamental policies of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

          Vacancies on the Board of Trustees are filled by the Board of Trustees if immediately after filling any such vacancy at least two-thirds of the Trustees then holding office have been elected to such office by shareholders at an annual or special meeting. In the event that at any time less than a majority of Trustees holding office were elected by shareholders, the Board of Trustees will cause to be held within 60 days a shareholders' meeting for the purpose of electing trustees to fill any existing vacancies. Trustees are subject to removal with cause by two-thirds of the remaining Trustees or by a vote of a majority of the outstanding shares of the Trust. The Trustees are required to promptly call a shareholders' meeting for voting on the question of removal of any Trustee when requested to do so in writing by not less than 10% of the outstanding shares of the Trust. In connection with the calling of such shareholders' meetings, shareholders will be provided with communication assistance.

          Each share of a Fund represents an equal proportionate interest in the Fund with each other share of such Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of liquidation or dissolution, shares of a Fund are entitled to receive the assets belonging to the Fund which are available for distribution, and of any general assets not belonging to such Fund which are available for distribution.

          Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Funds.

          Under Massachusetts law, it is possible that shareholders of a Massachusetts business trust might, under certain circumstances, be held personally liable for acts or obligations of the Trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's assets for all loss and expense of any shareholder held personally liable by reason of being or having been a shareholder of the Trust. Thus, the risk that a shareholder of any Fund could incur financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

          As of April 2, 2001, no person owned of record or, to the knowledge of management, beneficially 5% or more of the outstanding shares of any Fund except as set forth below:
                       SHARES HELD & PERCENT OF CLASS

Name and Address
of Holder of Record                     Shares Held        Percent of Class
Growth & Income Fund - Class A

Name and Address
of Holder of Record                                  Shares Held              Percent of Class
HSBC Bank USA TTE FBO                                5,325,977.951                 79.8910%
P.O. Box 1329
Buffalo, NY 14240

HSBC Bank USA                                          683,848.648                 10.2579%
One HSBC Center l7th Fl.
Buffalo, NY 14203

Growth & Income Fund - Class C

Donaldson Lufkin Jenrette                                  762.898                 10.5345%
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ 07303

Donaldson Lufkin Jenrette                                  363.449                  5.2673%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303

Donaldson Lufkin Jenrette                                  382.526                  5.5437%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998, 999

Donaldson Lufkin Jenrette                                  442.015                  6.4059%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303

Donaldson Lufkin Jenrette                                  927.420                 13.4406%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303

Donaldson Lufkin Jenrette                                  849.539                 12.3119%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998, 999

Name and Address of                                                               Percent of
Holder of Record                                         Shares Held                 Class
Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998, 999                            721.783                 10.4604%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                      356.415                  5.1653%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998, 999                            363.940                  5.2744%

Fixed Income- Class A

HSBC Bank USA
One HSBC Center 17th Fl.
Buffalo, NY  14203                                   3,151,987.812                 92.9292%

Fixed Income - Class B

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                    4,078.770                 10.6335%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                    2,049.789                  5.3439%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                    3,668.084                  9.5628%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052                                           10,310.214                 26.8791%

Name and Address of                                                               Percent of
Holder of Record                                         Shares Held                 Class
Jersey City, NJ 07303

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                    2,040.890                  5.3207%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                    3,068,127                  7.9987%

Fixed Income Fund - Class C

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                    3,067.485                  5.7127%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                   49,928.946                 92.9855%

New York Tax Free Bond Fund - Class A

HSBC Bank USA
One HSBC Center 17th Fl.
Buffalo, NY 14203                                      518,004.954                 22.2667%

New York Tax Free Bond Fund - Class B

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                    9,603.230                  9.4084%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                    7,299.456                  7.1514%

Donaldson Lufkin Jenrette
Securities Corporation Inc.                              8,603.955                  8.4294%

Name and Address of                                                               Percent of
Holder of Record                                         Shares Held                 Class
P.O. Box 2052
Jersey City, NJ 07303

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                    7,126.667                  6.9821%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                    6,603.688                  6.4697%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                    5,434.276                  5.3240%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                    7,936.508                  7.7755%

New York Tax Free Bond Fund - Class C

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                    9,183.975                 56.0970%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                    4,544.904                 27.7609%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303                                    2,642.712                 16.1421%

International Equity Fund - Class A
Robert J. Heberger                                       1,233.396                  5.1163%

Name and Address of                                                               Percent of
Holder of Record                                         Shares Held                 Class
Margaret A. Heberger
165 Kiniry Drive
Rochester, NY 14609

Donaldson Lufkin Jenrette
Securities Corporation Inc.
PO Box 2052
Jersey City, NJ 07303                                    1,592.261                  6.6049%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
PO Box 2052
Jersey City, NJ 07303                                    1,344.568                  5.5775%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
PO Box 2052
Jersey City, NJ 07303                                    2,420.302                 10.0398%

Paul M. Dudney
Tophill Crosskeys
Seven Oaks
Kent, England, 205 TN13                                  6,589.219                 27.3330%

International Equity Fund - Class B

Donaldson Lufkin Jenrette
Securities Corporation Inc.
PO Box 2052
Jersey City, NJ 07303                                      211.251                  8.0143%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
PO Box 2052
Jersey City, NJ 07303                                      349.372                 13.2542%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
PO Box 2052
Jersey City, NJ 07303                                      363.967                 13.8079%

Donaldson Lufkin Jenrette                                  489.956                 18.5876%

Name and Address of Holder of Record            Shares held     Percent of Class

Securities Corporation Inc.
PO Box 2052
Jersey City, NJ 07303

Donaldson Lufkin Jenrette
Securities Corporation Inc.
PO Box 2052
Jersey City, NJ 07303                               404.639        15.3509%

Donaldson Lufkin Jenrette
Securities Corporation Inc.
PO Box 2052
Jersey City, NJ 07303                               225.906         8.5703%

International Equity Fund Institutional

HSBC Bank USA
One HSBC Center 17th Fl.
Buffalo, NY 14203                             3,214,798.098        97.9028%

     HSBC Bank USA has informed the Trust that it was not the beneficial owner of any of the shares it held of record.

     A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" as defined in the 1940 Act.

                         CUSTODIAN AND TRANSFER AGENT

     The Bank of New York has been retained, pursuant to a Custodian Agreement, to act as custodian for each Fund. The Bank of New York's address is 90 Washington Street, New York, New York 10286. Under the Custodian Agreement, the Custodian maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each such Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each such Fund; pays all expenses of each such Fund; receives and pays out cash for purchases and redemptions of shares of each such Fund and pays out cash if requested for dividends on shares of each such Fund; calculates the daily value of the assets of the Fixed Income Fund; determines the daily net asset value per share, net investment income and dividend rate for the Short- Term and Fixed Income Funds; and maintains records for the foregoing services. Under the Custodian Agreement, each such Fund has agreed to pay the Custodian for furnishing custodian services a fee for certain administration and transaction charges and out-of-pocket expenses.

     Rules adopted under the 1940 Act permit investment companies to maintain their securities and cash in the custody of certain eligible foreign banks and depositories. The International Fund's portfolio of non-United States securities are held by sub-custodians which are approved by the Trustees or a foreign custody manager appointed by the Trustees in accordance with these rules. The Board has appointed the Custodian as its foreign custody manager. The determination to place assets with a particular foreign sub-custodian is made pursuant to these rules which require a consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practices, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.

     The Board of Trustees has authorized The Bank of New York in its capacity as custodian of each such Fund to enter into Subcustodian Agreements with banks that qualify under the 1940 Act to act as subcustodians with respect to certain variable rate short-term tax-exempt obligations in each Fund's portfolio.

     BISYS Fund Services, Inc. (the "Transfer Agent") has been retained by the Trust to act as transfer agent and dividend disbursing agent for the Funds. Under the Agency Agreement, BISYS Fund Services, Inc. performs general transfer agency and dividend disbursing services. It maintains an account in the name of each shareholder of record in each Fund reflecting purchases, redemptions, daily dividend accruals and monthly dividend disbursements, processes purchase and redemption requests, issues and redeems shares of each Fund, addresses and mails all communications by each Fund to its shareholders, including financial reports, other reports to shareholders, dividend and distribution notices, tax notices and proxy material for its shareholder meetings, and maintains records for the foregoing services. Under the Agency Agreement, each Fund has agreed to pay BISYS Fund Services, Inc.

$25.00 per account and subaccount (whether maintained by the Adviser or a correspondent bank) per annum. In addition, the Funds have agreed to pay BISYS Fund Services, Inc. certain transaction charges, wire charges and out-of-pocket expenses incurred by BISYS Fund Services, Inc.

                             INDEPENDENT AUDITORS

     Ernst & Young LLP serves as the independent auditors for the Funds. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with Securities and Exchange Commission filings. Ernst & Young LLP's address is 787 Seventh Avenue, New York, New York 10019.

                                    COUNSEL

     Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel for the Trust.

                             FINANCIAL STATEMENTS

     The financial statements appearing in the most current fiscal year Annual Report to shareholders and the report thereon of the independent auditors appearing therein, namely Ernst & Young LLP, are incorporated by reference in this Statement of Additional Information and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. The Annual Reports to shareholders which contains the referenced statements, are available upon request and without charge.

                                   APPENDIX

Description of certain S&P, Moody's and Fitch ratings:

S&P

Municipal Bond Ratings

     An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                      AA

     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Municipal Note Ratings

                                      SP-1

     The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Commercial Paper Ratings

     The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody's

Municipal Bond Ratings

                                      Aaa

     Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

     Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds in the Aa category which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

Commercial Paper Ratings

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     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by
Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Municipal Note Ratings

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

     A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, you should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

     Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name

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implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

                                 MIG 1/VMIG 1

     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                                 MIG 2/VMIG 2

     This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch

Municipal Bond Ratings

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operating performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                      AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                      AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are

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not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond ratings analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                     F-1+

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      F-1

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                      F-2

Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

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